UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

January 31, 2014

Columbia LifeGoal® Growth Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2014

Columbia LifeGoal® Growth Portfolio

Performance Overview	2
Manager Discussion of Fund Performance	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	30
Federal Income Tax Information	31
Trustees and Officers	32
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2014

Columbia LifeGoal® Growth Portfolio

Performance Overview

Performance Summary

>  Columbia LifeGoal® Growth Portfolio (the Fund) Class A shares returned 16.86% excluding sales charges for the 12-month period ended January 31, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 21.52% during the same 12-month period.

>  We attribute the Fund's underperformance primarily to exposure, via underlying funds, to emerging market and commodity-related equities.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		16.86	18.24	7.39
Including sales charges		10.15	16.85	6.75
Class B	08/12/97
Excluding sales charges		16.09	17.35	6.59
Including sales charges		11.09	17.14	6.59
Class C	10/15/96
Excluding sales charges		16.06	17.38	6.59
Including sales charges		15.06	17.38	6.59
Class K*	03/07/11	17.04	18.31	7.42
Class R*	01/23/06	16.59	17.95	7.11
Class R4*	11/08/12	17.19	18.33	7.43
Class R5*	11/08/12	17.39	18.38	7.45
Class Z	10/15/96	17.14	18.54	7.67
S&P 500 Index		21.52	19.19	6.83

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2014
2

Columbia LifeGoal® Growth Portfolio

Performance Overview (continued)

Performance of a Hypothetical $10,000 Investment (February 1, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia LifeGoal® Growth Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014
3

Columbia LifeGoal® Growth Portfolio

Manager Discussion of Fund Performance

For the 12-month period that ended January 31, 2014, the Fund's Class A shares returned 16.86% excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index, which returned 21.52% during the same time period. We attribute the Fund's underperformance primarily to exposure, via underlying funds, to emerging market and commodity-related equities.

Global Equity Markets Advanced

Global equity markets declined in January 2014 as volatility spiked and investor risk tolerance lessened on emerging market weakness and reduction of the U.S. Federal Reserve (Fed) stimulus measures. Still, for the annual period overall, global equity markets advanced, climbing to new highs in the fourth quarter of 2013, as the U.S. economy showed signs of improvement. After five years of modest progress, the pace of economic growth picked up, job gains persisted, manufacturing activity accelerated and a rebound in the housing market continued. Still, global equity market performance varied significantly amongst regions. Developed markets led the way, while emerging markets lost ground. Within the U.S. equity market, small-cap stocks outperformed large-cap and mid-cap stocks, and growth stocks outperformed value stocks across the capitalization spectrum. All ten sectors within the S&P 500 Index delivered positive returns, led by significant gains in the industrials, information technology and consumer discretionary sectors. Telecommunication services, energy and utilities were the weakest on a relative basis, posting more modest gains.

Emerging Market and Commodity-Related Equities Hampered Results

Areas that detracted most from the Fund's relative results during the annual period were exposure to emerging market and commodity-related equities via positions in underlying funds Columbia Emerging Markets Fund, Columbia Global Energy and Natural Resources Fund and Columbia Pacific/Asia Fund. Weakness in emerging markets and materials stocks was driven largely by the potential for slowing economic growth in China. Also detracting from relative results was exposure to high dividend-yielding stocks via investments in underlying funds Columbia Global Dividend Opportunities Fund, Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund, which were seen as vulnerable to both the anticipation and actuality of rapidly rising interest rates.

The area that contributed most favorably to the Fund's relative returns during the annual period overall was exposure to growth-oriented equities, via investments in underlying funds Columbia Select Large Cap Growth Fund and Columbia Small Cap Growth Fund.

Portfolio Changes

Changes within the Fund can be driven by active trading, by directing allocations to select market segments or by market appreciation or depreciation within a given market segment, all via investments in underlying funds. During the annual period, we modestly decreased the Fund's allocation to international equities in favor of a greater focus on U.S. equities. We also slightly reduced the Fund's overweight position in equity dividend payers in favor of more growth-oriented factors. We added on the margin to the Fund's exposure to smaller-capitalization equities.

Portfolio Management

Anwiti Bahugana, Ph.D.

Robert McConnaughey

Melda Mergen, CFA, CAIA

Colin Moore, AIIMR

Marie Schofield, CFA

Beth Vanney, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	6.0
Equity Funds	87.2
Dividend Income	27.0
International	9.2
Real Estate	2.0
U.S. Large Cap	39.8
U.S. Mid Cap	5.1
U.S. Small Cap	4.1
Fixed-Income Funds	6.8
Convertible	6.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2014
4

Columbia LifeGoal® Growth Portfolio

Manager Discussion of Fund Performance (continued)

During the annual period, the Fund did not directly invest in derivatives. However, some of the underlying funds used derivatives to attempt to enhance Fund return and for hedging purposes as market conditions warranted.

Looking Ahead

The annual period ended January 31, 2014 was a strong one for U.S. equities — the top-performing segment as compared to bonds, foreign developed market equities and emerging market equities. With the Fed having begun to taper its quantitative easing program in January 2014, we believe volatility may rise in the months ahead, which could make the environment for equities more challenging. If interest rates head higher and puts pressure on the housing sector, this, too, may hurt U.S. large-cap companies. Despite these potential headwinds, we believe U.S. stock valuations remained reasonable at the end of the annual period and that there was reason to remain cautiously optimistic about U.S. equity markets for the near term. As such, we currently continue to seek intriguing ideas in the domestic market. At the same time, we believe stock markets outside the U.S. may show more potential in the year ahead. That said, we remain cautious at this time regarding emerging market equities and intend to look for signs of acceleration in global trade before we selectively add to the sector.

Investment Risks

Underlying holdings are subject to stock market fluctuations and changes in the values of specific fund holdings due to economic and business developments. International investing involves special risks including foreign taxation, currency risks, risks associated with possible differences in financial standards, and other monetary and political risks. The Fund and certain underlying funds may be subject to credit risk, which applies to most debt securities. Certain underlying funds use repurchase agreements, which carry the risk that the counterparty may not fulfill its obligations under the agreement. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss. See the Fund's prospectus for information on these and other risks associated with the Fund.

Annual Report 2014
5

Columbia LifeGoal® Growth Portfolio

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.10	1,022.74	2.55	2.50	0.49	6.46	6.32	1.24
Class B	1,000.00	1,000.00	1,063.30	1,018.95	6.45	6.31	1.24	10.35	10.13	1.99
Class C	1,000.00	1,000.00	1,063.10	1,018.95	6.45	6.31	1.24	10.35	10.13	1.99
Class K	1,000.00	1,000.00	1,068.10	1,023.44	1.82	1.79	0.35	5.73	5.61	1.10
Class R	1,000.00	1,000.00	1,065.80	1,021.48	3.85	3.77	0.74	7.76	7.59	1.49
Class R4	1,000.00	1,000.00	1,069.30	1,024.00	1.25	1.22	0.24	5.16	5.05	0.99
Class R5	1,000.00	1,000.00	1,069.30	1,024.70	0.52	0.51	0.10	4.43	4.34	0.85
Class Z	1,000.00	1,000.00	1,068.60	1,024.00	1.25	1.22	0.24	5.16	5.05	0.99

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2014
6

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 87.2%

Issuer	Shares	Value ($)
Dividend Income 27.0%
Columbia Dividend Income Fund, Class I Shares(a)	5,469,972	96,545,006
Columbia Dividend Opportunity Fund, Class I Shares(a)	6,548,752	64,439,724
Columbia Global Dividend Opportunity Fund, Class I Shares(a)	2,810,931	56,078,066
Total		217,062,796
International 9.2%
Columbia Emerging Markets Fund, Class I Shares(a)	3,719,059	36,037,682
Columbia Global Infrastructure Fund, Class I Shares(a)	1,210,929	24,472,874
Columbia Pacific/Asia Fund, Class I Shares(a)	1,571,757	13,532,827
Total		74,043,383
Real Estate 2.1%
Columbia Real Estate Equity Fund, Class I Shares(a)	1,240,360	16,633,229
U.S. Large Cap 39.7%
Columbia Contrarian Core Fund, Class I Shares(a)	2,856,026	56,520,758
Columbia Global Energy and Natural Resources Fund, Class I Shares(a)	2,518,634	54,251,380
Columbia Large Cap Growth Fund, Class I Shares(a)	1,232,600	40,959,306
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,972,020	16,091,680
Columbia Large Growth Quantitative Fund, Class I Shares(a)	4,396,958	36,450,782
Columbia Select Large Cap Equity Fund, Class I Shares(a)	3,239,959	40,467,082
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	3,904,420	74,964,868
Total		319,705,856

Equity Funds (continued)

Issuer	Shares	Value ($)
U.S. Mid Cap 5.1%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,307,388	41,143,504
U.S. Small Cap 4.1%
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,005,250	32,841,528
Total Equity Funds (Cost: $606,300,045)		701,430,296
Fixed-Income Funds 6.8%
Convertible 6.8%
Columbia Convertible Securities Fund, Class I Shares(a)	2,956,731	54,669,955
Total Fixed-Income Funds (Cost: $41,232,022)		54,669,955
Alternative Investment Funds 6.0%
Columbia Flexible Capital Income Fund, Class I Shares(a)	4,008,711	48,064,443
Total Alternative Investment Funds (Cost: $43,337,521)		48,064,443
Total Investments (Cost: $690,869,588)		804,164,694
Other Assets and Liabilities		(237,532)
Net Assets		803,927,162

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
7

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

January 31, 2014

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	30,681,411	11,739,848	(6,894,383)	4,164,123	39,690,999	3,063,016	511,831	56,520,758
Columbia Convertible Securities Fund, Class I Shares	43,184,379	1,423,105	(3,840,374)	464,912	41,232,022	—	1,380,309	54,669,955
Columbia Dividend Income Fund, Class I Shares	77,047,218	3,527,023	(9,995,447)	1,913,202	72,491,996	1,315,602	2,119,530	96,545,006
Columbia Dividend Opportunity Fund, Class I Shares	64,142,398	5,072,693	(23,018,386)	5,749,589	51,946,294	3,099,986	1,956,323	64,439,724
Columbia Emerging Markets Fund, Class I Shares	36,221,589	977,081	(50,242)	(3,547)	37,144,881	—	226,407	36,037,682
Columbia Flexible Capital Income Fund, Class I Shares	41,951,026	3,270,266	(2,075,319)	191,548	43,337,521	1,331,871	1,911,996	48,064,443
Columbia Global Dividend Opportunity Fund, Class I Shares	61,156,264	4,148,950	(11,214,590)	675,530	54,766,154	2,197,901	1,947,560	56,078,066
Columbia Global Energy and Natural Resources Fund, Class I Shares	43,940,945	9,901,702	(215,340)	5,602	53,632,909	750,425	629,116	54,251,380
Columbia Global Infrastructure Fund, Class I Shares	—	24,771,000	—	—	24,771,000	—	—	24,472,874
Columbia Large Cap Growth Fund, Class I Shares	49,017,477	3,504,932	(41,260,205)	19,494,530	30,756,734	3,083,144	406,048	40,959,306

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
8

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Large Core Quantitative Fund, Class I Shares	12,789,441	348,301	(2,310,928)	612,896	11,439,710	—	348,298	16,091,680
Columbia Large Growth Quantitative Fund, Class I Shares	32,079,867	6,833,977	(5,624,870)	2,209,098	35,498,072	6,366,068	467,908	36,450,782
Columbia Mid Cap Growth Fund, Class I Shares	37,208,781	12,799,841	(13,542,857)	826,724	37,292,489	4,573,701	—	41,143,504
Columbia Pacific/Asia Fund, Class I Shares	26,276,326	973,836	(18,142,097)	3,138,045	12,246,110	—	677,605	13,532,827
Columbia Real Estate Equity Fund, Class I Shares	—	16,534,000	—	—	16,534,000	—	—	16,633,229
Columbia Select Large Cap Equity Fund, Class I Shares	33,954,103	13,452,527	(4,763,082)	425,236	43,068,784	12,948,609	501,843	40,467,082
Columbia Select Large Cap Growth Fund, Class I Shares	60,697,380	2,803,317	(14,649,529)	2,765,762	51,616,930	2,794,448	—	74,964,868
Columbia Small Cap Growth Fund I, Class I Shares	15,416,233	21,240,559	(3,316,270)	62,461	33,402,983	4,783,986	—	32,841,528
Total	665,764,838	143,322,958	(160,913,919)	42,695,711	690,869,588	46,308,757	13,084,774	804,164,694

(b)  Non-income producing.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
9

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

January 31, 2014

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
10

Columbia LifeGoal® Growth Portfolio

Portfolio of Investments (continued)

January 31, 2014

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	701,430,296	—	—	701,430,296
Fixed-Income Funds	54,669,955	—	—	54,669,955
Alternative Investment Funds	48,064,443	—	—	48,064,443
Total Mutual Funds	804,164,694	—	—	804,164,694
Total	804,164,694	—	—	804,164,694

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
11

Columbia LifeGoal® Growth Portfolio

Statement of Assets and Liabilities

January 31, 2014

Assets
Investments, at value
Affiliated issuers (identified cost $690,869,588)	$804,164,694
Receivable for:
Investments sold	374,194
Capital shares sold	365,369
Prepaid expenses	3,258
Total assets	804,907,515
Liabilities
Disbursements in excess of cash	1,000
Payable for:
Capital shares purchased	805,593
Distribution and/or service fees	8,114
Transfer agent fees	97,988
Administration fees	443
Plan administration fees	1
Compensation of board members	11,831
Other expenses	55,383
Total liabilities	980,353
Net assets applicable to outstanding capital stock	$803,927,162
Represented by
Paid-in capital	$703,374,586
Undistributed net investment income	2,122,644
Accumulated net realized loss	(14,865,174)
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	113,295,106
Total — representing net assets applicable to outstanding capital stock	$803,927,162

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
12

Columbia LifeGoal® Growth Portfolio

Statement of Assets and Liabilities (continued)

January 31, 2014

Class A
Net assets	$605,624,555
Shares outstanding	40,825,938
Net asset value per share	$14.83
Maximum offering price per share(a)	$15.73
Class B
Net assets	$44,367,561
Shares outstanding	3,292,557
Net asset value per share	$13.48
Class C
Net assets	$96,989,395
Shares outstanding	7,260,429
Net asset value per share	$13.36
Class K
Net assets	$158,238
Shares outstanding	10,479
Net asset value per share	$15.10
Class R
Net assets	$3,130,681
Shares outstanding	213,225
Net asset value per share	$14.68
Class R4
Net assets	$14,888
Shares outstanding	974
Net asset value per share	$15.29
Class R5
Net assets	$28,532
Shares outstanding	1,866
Net asset value per share	$15.29
Class Z
Net assets	$53,613,312
Shares outstanding	3,548,033
Net asset value per share	$15.11

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
13

Columbia LifeGoal® Growth Portfolio

Statement of Operations

Year Ended January 31, 2014

Net investment income
Income:
Dividends — affiliated issuers	$13,084,774
Total income	13,084,774
Expenses:
Investment management fees	930
Distribution and/or service fees
Class A	1,462,926
Class B	524,118
Class C	944,677
Class R	17,244
Transfer agent fees
Class A	1,125,030
Class B	101,237
Class C	181,637
Class K	74
Class R	6,641
Class R4	19
Class R5	6
Class Z	100,735
Administration fees	157,611
Plan administration fees
Class K	371
Compensation of board members	17,100
Custodian fees	11,704
Printing and postage fees	114,347
Registration fees	77,814
Professional fees	29,397
Other	26,784
Total expenses	4,900,402
Expense reductions	(1,514)
Total net expenses	4,898,888
Net investment income	8,185,886
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	42,695,711
Capital gain distributions from underlying affiliated funds	46,308,757
Net realized gain	89,004,468
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	24,079,972
Net change in unrealized appreciation (depreciation)	24,079,972
Net realized and unrealized gain	113,084,440
Net increase in net assets resulting from operations	$121,270,326

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
14

Columbia LifeGoal® Growth Portfolio

Statement of Changes in Net Assets

	Year Ended January 31, 2014	Year Ended January 31, 2013(a)
Operations
Net investment income	$8,185,886	$9,242,015
Net realized gain	89,004,468	33,277,146
Net change in unrealized appreciation (depreciation)	24,079,972	53,388,924
Net increase in net assets resulting from operations	121,270,326	95,908,085
Distributions to shareholders
Net investment income
Class A	(12,657,833)	(9,524,054)
Class B	(722,356)	(784,343)
Class C	(1,509,760)	(1,029,061)
Class K	(3,419)	(4,495)
Class R	(64,335)	(52,818)
Class R4	(310)	(21)
Class R5	(481)	(22)
Class Z	(1,236,228)	(997,211)
Total distributions to shareholders	(16,194,722)	(12,392,025)
Increase (decrease) in net assets from capital stock activity	(55,718,008)	(92,576,813)
Total increase (decrease) in net assets	49,357,596	(9,060,753)
Net assets at beginning of year	754,569,566	763,630,319
Net assets at end of year	$803,927,162	$754,569,566
Undistributed net investment income	$2,122,644	$73,946

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
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Columbia LifeGoal® Growth Portfolio

Statement of Changes in Net Assets (continued)

	Year Ended January 31, 2014		Year Ended January 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,007,780	56,454,168	4,863,471	58,763,329
Distributions reinvested	680,522	9,988,192	610,165	7,464,003
Redemptions	(6,478,395)	(91,095,307)	(9,382,818)	(113,680,407)
Net decrease	(1,790,093)	(24,652,947)	(3,909,182)	(47,453,075)
Class B shares
Subscriptions	50,334	642,922	76,918	850,701
Distributions reinvested	37,633	512,164	44,949	503,172
Redemptions(b)	(1,834,778)	(23,502,561)	(2,934,794)	(32,181,984)
Net decrease	(1,746,811)	(22,347,475)	(2,812,927)	(30,828,111)
Class C shares
Subscriptions	832,735	10,619,893	847,762	9,269,004
Distributions reinvested	80,338	1,085,279	62,834	697,710
Redemptions	(1,317,083)	(16,748,524)	(1,853,238)	(20,259,200)
Net decrease	(404,010)	(5,043,352)	(942,642)	(10,292,486)
Class K shares
Distributions reinvested	206	3,072	342	4,256
Redemptions	—	—	(13,763)	(174,820)
Net increase (decrease)	206	3,072	(13,421)	(170,564)
Class R shares
Subscriptions	47,369	654,724	85,252	1,023,468
Distributions reinvested	3,879	56,536	3,860	46,854
Redemptions	(96,140)	(1,363,640)	(103,124)	(1,259,478)
Net decrease	(44,892)	(652,380)	(14,012)	(189,156)
Class R4 shares
Subscriptions	755	10,689	203	2,500
Distributions reinvested	16	239	—	—
Net increase	771	10,928	203	2,500
Class R5 shares
Subscriptions	1,642	24,493	203	2,500
Distributions reinvested	26	405	—	—
Redemptions	(5)	(82)	—	—
Net increase	1,663	24,816	203	2,500
Class Z shares
Subscriptions	737,279	10,594,063	1,215,190	15,030,587
Distributions reinvested	21,987	327,176	25,301	314,972
Redemptions	(973,690)	(13,981,909)	(1,526,783)	(18,993,980)
Net decrease	(214,424)	(3,060,670)	(286,292)	(3,648,421)
Total net decrease	(4,197,590)	(55,718,008)	(7,978,070)	(92,576,813)

(a) Class R4 and Class R5 share are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
16

Columbia LifeGoal® Growth Portfolio

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Year Ended January 31,						Year Ended March 31,
Class A	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$12.96		$11.59		$12.25		$10.33	$6.68	$13.24
Income from investment operations:
Net investment income	0.16		0.17		0.09		0.08	0.05	0.06
Net realized and unrealized gain (loss)	2.02		1.42		(0.71)		1.91	3.62	(4.12)
Total from investment operations	2.18		1.59		(0.62)		1.99	3.67	(4.06)
Less distributions to shareholders:
Net investment income	(0.31)		(0.22)		(0.04)		(0.07)	(0.02)	(0.03)
Net realized gains	—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.31)		(0.22)		(0.04)		(0.07)	(0.02)	(2.50)
Proceeds from regulatory settlements	—		—		—		—	0.00 (b)	—
Net asset value, end of period	$14.83		$12.96		$11.59		$12.25	$10.33	$6.68
Total return	16.86%		13.81%		(4.98%)		19.35%	55.04%	(37.62%)
Ratios to average net assets(c)
Total gross expenses	0.50%		0.53%		0.52	%(d)	0.51%	0.50%	0.50%
Total net expenses(e)	0.50	%(f)	0.48	%(f)	0.45	%(d)(f)	0.51%	0.50%	0.50	%(f)
Net investment income	1.17%		1.38%		0.93	%(d)	0.72%	0.54%	0.68%
Supplemental data
Net assets, end of period (in thousands)	$605,625		$552,395		$539,370		$201,437	$178,769	$116,169
Portfolio turnover	18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class B	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.79		$10.56		$11.21		$9.48	$6.17	$12.46
Income from investment operations:
Net investment income (loss)	0.04		0.06		0.00	(b)	0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.86		1.30		(0.63)		1.75	3.34	(3.80)
Total from investment operations	1.90		1.36		(0.63)		1.75	3.32	(3.81)
Less distributions to shareholders:
Net investment income	(0.21)		(0.13)		(0.02)		(0.02)	(0.01)	(0.01)
Net realized gains	—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.21)		(0.13)		(0.02)		(0.02)	(0.01)	(2.48)
Proceeds from regulatory settlements	—		—		—		—	0.00 (b)	—
Net asset value, end of period	$13.48		$11.79		$10.56		$11.21	$9.48	$6.17
Total return	16.09%		12.93%		(5.60%)		18.46%	53.78%	(37.99%)
Ratios to average net assets(c)
Total gross expenses	1.25%		1.28%		1.27	%(d)	1.26%	1.25%	1.25%
Total net expenses(e)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%	1.25%	1.25	%(f)
Net investment income (loss)	0.35%		0.55%		0.06	%(d)	(0.05%)	(0.21%)	(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$44,368		$59,438		$82,941		$74,403	$91,699	$74,197
Portfolio turnover	18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class C	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$11.69		$10.47		$11.11		$9.40		$6.12	$12.38
Income from investment operations:
Net investment income (loss)	0.05		0.07		0.00	(b)	(0.00	)(b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.83		1.28		(0.62)		1.73		3.31	(3.77)
Total from investment operations	1.88		1.35		(0.62)		1.73		3.29	(3.78)
Less distributions to shareholders:
Net investment income	(0.21)		(0.13)		(0.02)		(0.02)		(0.01)	(0.01)
Net realized gains	—		—		—		—		—	(2.46)
Tax return of capital	—		—		—		—		—	(0.01)
Total distributions to shareholders	(0.21)		(0.13)		(0.02)		(0.02)		(0.01)	(2.48)
Proceeds from regulatory settlements	—		—		—		—		0.00 (b)	—
Net asset value, end of period	$13.36		$11.69		$10.47		$11.11		$9.40	$6.12
Total return	16.06%		12.95%		(5.56%)		18.41%		53.73%	(37.99%)
Ratios to average net assets(c)
Total gross expenses	1.25%		1.28%		1.27	%(d)	1.26%		1.25%	1.25%
Total net expenses(e)	1.25	%(f)	1.23	%(f)	1.20	%(d)(f)	1.26%		1.25%	1.25	%(f)
Net investment income (loss)	0.42%		0.62%		0.06	%(d)	(0.04%)		(0.21%)	(0.09%)
Supplemental data
Net assets, end of period (in thousands)	$96,989		$89,630		$90,148		$70,437		$68,150	$50,343
Portfolio turnover	18%		26%		86%		36%		19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
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Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,				Year Ended March 31,
Class K	2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$13.19	$11.79	$12.45		$12.27
Income from investment operations:
Net investment income	0.19	0.17	0.11		0.01
Net realized and unrealized gain (loss)	2.05	1.46	(0.72)		0.21
Total from investment operations	2.24	1.63	(0.61)		0.22
Less distributions to shareholders:
Net investment income	(0.33)	(0.23)	(0.05)		(0.04)
Total distributions to shareholders	(0.33)	(0.23)	(0.05)		(0.04)
Net asset value, end of period	$15.10	$13.19	$11.79		$12.45
Total return	17.04%	13.93%	(4.88%)		1.77%
Ratios to average net assets(c)
Total gross expenses	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Total net expenses(e)	0.36%	0.38%	0.37	%(d)	0.51	%(d)
Net investment income	1.32%	1.42%	1.15	%(d)	0.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$158	$135	$279		$3
Portfolio turnover	18%	26%	86%		36%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
20

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class R	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$12.83		$11.48		$12.14		$10.25	$6.64	$13.19
Income from investment operations:
Net investment income	0.13		0.14		0.05		0.06	0.03	0.04
Net realized and unrealized gain (loss)	2.00		1.40		(0.68)		1.88	3.60	(4.10)
Total from investment operations	2.13		1.54		(0.63)		1.94	3.63	(4.06)
Less distributions to shareholders:
Net investment income	(0.28)		(0.19)		(0.03)		(0.05)	(0.02)	(0.02)
Net realized gains	—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.28)		(0.19)		(0.03)		(0.05)	(0.02)	(2.49)
Proceeds from regulatory settlements	—		—		—		—	0.00 (b)	—
Net asset value, end of period	$14.68		$12.83		$11.48		$12.14	$10.25	$6.64
Total return	16.59%		13.49%		(5.12%)		18.99%	54.68%	(37.76%)
Ratios to average net assets(c)
Total gross expenses	0.75%		0.78%		0.77	%(d)	0.76%	0.75%	0.75%
Total net expenses(e)	0.75	%(f)	0.73	%(f)	0.70	%(d)(f)	0.76%	0.75%	0.75	%(f)
Net investment income	0.93%		1.18%		0.54	%(d)	0.54%	0.29%	0.45%
Supplemental data
Net assets, end of period (in thousands)	$3,131		$3,312		$3,124		$1,463	$1,586	$831
Portfolio turnover	18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
21

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,
Class R4	2014		2013(a)
Per share data
Net asset value, beginning of period	$13.35		$12.29
Income from investment operations:
Net investment income	0.27		0.11
Net realized and unrealized gain	2.02		1.05
Total from investment operations	2.29		1.16
Less distributions to shareholders:
Net investment income	(0.35)		(0.10)
Total distributions to shareholders	(0.35)		(0.10)
Net asset value, end of period	$15.29		$13.35
Total return	17.19%		9.50%
Ratios to average net assets(b)
Total gross expenses	0.24%		0.37	%(c)
Total net expenses(d)	0.24	%(e)	0.27	%(c)
Net investment income	1.84%		3.94	%(c)
Supplemental data
Net assets, end of period (in thousands)	$15		$3
Portfolio turnover	18%		26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
22

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,
Class R5	2014	2013(a)
Per share data
Net asset value, beginning of period	$13.35	$12.29
Income from investment operations:
Net investment income	0.29	0.12
Net realized and unrealized gain	2.02	1.05
Total from investment operations	2.31	1.17
Less distributions to shareholders:
Net investment income	(0.37)	(0.11)
Total distributions to shareholders	(0.37)	(0.11)
Net asset value, end of period	$15.29	$13.35
Total return	17.39%	9.54%
Ratios to average net assets(b)
Total gross expenses	0.10%	0.15	%(c)
Total net expenses(d)	0.10%	0.15	%(c)
Net investment income	1.96%	4.08	%(c)
Supplemental data
Net assets, end of period (in thousands)	$29	$3
Portfolio turnover	18%	26%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
23

Columbia LifeGoal® Growth Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class Z	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$13.20		$11.80		$12.45		$10.49	$6.78	$13.37
Income from investment operations:
Net investment income	0.20		0.20		0.09		0.11	0.07	0.09
Net realized and unrealized gain (loss)	2.05		1.45		(0.68)		1.94	3.66	(4.17)
Total from investment operations	2.25		1.65		(0.59)		2.05	3.73	(4.08)
Less distributions to shareholders:
Net investment income	(0.34)		(0.25)		(0.06)		(0.09)	(0.02)	(0.04)
Net realized gains	—		—		—		—	—	(2.46)
Tax return of capital	—		—		—		—	—	(0.01)
Total distributions to shareholders	(0.34)		(0.25)		(0.06)		(0.09)	(0.02)	(2.51)
Proceeds from regulatory settlements	—		—		—		—	0.00 (b)	—
Net asset value, end of period	$15.11		$13.20		$11.80		$12.45	$10.49	$6.78
Total return	17.14%		14.09%		(4.71%)		19.64%	55.20%	(37.38%)
Ratios to average net assets(c)
Total gross expenses	0.25%		0.28%		0.26	%(d)	0.26%	0.25%	0.25%
Total net expenses(e)	0.25	%(f)	0.23	%(f)	0.20	%(d)(f)	0.26%	0.25%	0.25	%(f)
Net investment income	1.42%		1.64%		0.96	%(d)	0.97%	0.78%	0.90%
Supplemental data
Net assets, end of period (in thousands)	$53,613		$49,653		$47,768		$54,882	$51,627	$29,467
Portfolio turnover	18%		26%		86%		36%	19%	45%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014
24

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements

January 31, 2014

Note 1. Organization

Columbia LifeGoal® Growth Portfolio (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund is a "fund-of-funds" and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter (affiliated underlying funds). The Fund may also invest in third-party advised (unaffiliated) funds and exchange-traded funds (ETFs), (collectively with the affiliated underlying funds, the Underlying Funds), equity and fixed income securities, including treasury inflation protected securities (TIPS) and other instruments such as derivatives.

*For information on the goals, investment strategies and risks of the affiliated underlying funds, please refer to the Fund's most recent prospectus and the prospectuses of the affiliated underlying funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z shares. All share classes have generally identical voting, dividend and liquidation rights, although each share class votes separately when required by law, different share classes pay different distribution amounts to the extent the expenses of each such share class differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Annual Report 2014
25

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is a blend of (i) 0.00% on assets invested in funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in non-exchange traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, derivatives and individual securities.

The effective investment management fee rate for the year ended January 31, 2014 was less than 0.01% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended January 31, 2014, other expenses paid to this company were $2,172.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their

Annual Report 2014
26

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

January 31, 2014

compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the year ended January 31, 2014, the Fund's effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2014, these minimum account balance fees reduced total expenses by $1,514.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $803,690 for Class A, $15,718 for Class B and $5,263 for Class C shares for the year ended January 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

Annual Report 2014
27

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

January 31, 2014

from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through May 31, 2014
Class A	0.51%
Class B	1.26
Class C	1.26
Class K	0.40
Class R	0.76
Class R4	0.26
Class R5	0.15
Class Z	0.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, the Fund's investment management fee, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, these differences are primarily due to differing treatment for capital loss carryforwards, deferral/reversal of wash sales losses, Trustees' deferred compensation, and re-characterization of distributions for investments. To the extent these differences are permanent, reclassifications are made among the components of the Fund's net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Undistributed net investment income	$10,057,534
Accumulated net realized loss	(10,057,535)
Paid-in capital	1

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year Ended January 31,	2014	2013
Ordinary income	$16,194,722	$12,392,025

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,133,398
Accumulated realized loss	(4,453,141)
Unrealized appreciation	102,883,073

At January 31, 2014, the cost of investments for federal income tax purposes was $701,281,621 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$107,451,555
Unrealized depreciation	(4,568,482)
Net unrealized appreciation	$102,883,073

The following capital loss carryforward, determined at January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$2,768,558
2019	1,684,583
Total	$4,453,141

For the year ended January 31, 2014, $78,619,799 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in Underlying Funds, excluding money market funds, aggregated to $143,322,958 and $160,913,919, respectively, for the year ended January 31, 2014.

Annual Report 2014
28

Columbia LifeGoal® Growth Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Note 6. Shareholder Concentration

At January 31, 2014, one unaffiliated shareholder account owned 25.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 13.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. For the period July 1, 2013 through December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. Prior to July 1, 2013, the Fund was not charged a commitment fee. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the year ended January 31, 2014.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Annual Report 2014
29

Columbia LifeGoal® Growth Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of
Columbia LifeGoal® Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia LifeGoal® Growth Portfolio (the "Fund", a series of Columbia Funds Series Trust) at January 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2014

Annual Report 2014
30

Columbia LifeGoal® Growth Portfolio

Federal Income Tax Information

(Unaudited)

The Fund hereby designates the following tax attributes for the fiscal year ended January 31, 2014. Shareholders will be notified in early 2015 of the amounts for use in preparing 2014 income tax returns.

Tax Designations:

Qualified Dividend Income	77.55%
Dividends Received Deduction	58.32%
Foreign Taxes Paid	$114,859

Qualified Dividend Income. For taxable, non-corporate shareholders, the percentage of ordinary income dividends paid during the fiscal year that represents qualified dividend income subject to reduced tax rates.

Dividends Received Deduction. The percentage of ordinary income dividends paid during the fiscal year that qualifies for the corporate dividends received deduction.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

Annual Report 2014
31

Columbia LifeGoal® Growth Portfolio

Trustees and Officers

Shareholders elect the Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve through the end of the calendar year in which he or she reaches either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Independent Trustees

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years) Board Member
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	131	Trustee, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; Chairman and Chief Executive Officer, John Hancock Funds (mutual funds), 1989-2000	129	Former Trustee, BofA Funds Series Trust (11 funds), 2005-2011
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Director or Management Director of US Equity Research, Chase Asset Management, 1996-2003; Investment Banker, Morgan Stanley, 1982-1996	131	None
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Chair of the Board since 1/14, Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies); previously, Senior Vice President, Sara Lee Corporation; Senior Vice President and chief Financial officer, Beatrice Foods Company; Vice President, Esmark, Inc.; Associate, Price Waterhouse	131

Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; Director, International Textile Corp. since 2012; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010- 2013; former Trustee, BofA Funds Series Trust (11 funds), 2009-2011; Director, Spectrum Brands, Inc. (consumer products), 2002-2009; former Director, Simmons Company (bedding), 2004-2010

Annual Report 2014
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Columbia LifeGoal® Growth Portfolio

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean McCallum Graduate School of Business, Bentley University, 1992-2002	131	None
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	129	Trustee, BofA Funds Series Trust (11 funds)
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting) since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	129	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance), 2003-2011
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds, Board Chair 1/07-12/13	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer), 2002-2013
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since J for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1993-1997	131

Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007

Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	129

Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; former Trustee, BofA Funds Series Trust (11 funds)

Annual Report 2014
33

Columbia LifeGoal® Growth Portfolio

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., (biotechnology) 2003-2010	131

Director, Healthways, Inc. (health and wellbeing solutions) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children's Hospital since 2002

Interested Trustee Not Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	129

Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds),2008-2011

*Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

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Columbia LifeGoal® Growth Portfolio

Trustees and Officers (continued)

Interested Trustee Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds

Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively (previously President and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012

			183	Former Director, Ameriprise Certificate Company, 2006- January 2013

*Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611 or contacting your financial intermediary.

Annual Report 2014
35

Columbia LifeGoal® Growth Portfolio

Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Funds' other officers are:

Officers

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer (2009)

Managing Director and General Manager Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; and President, Columbia Funds since 2009; Managing Director, Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; and senior officer of Columbia Funds and affiliated funds since 2003

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011) and Chief Financial Officer (2009)

Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010;Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; and senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President (2006), Chief Legal Officer (2006) and Assistant Secretary (2011)

Senior Vice President and Assistant General Counsel — Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel — Asset Management, 2012 – February 2014; Vice President and Lead Chief Counsel — Asset Management, 2010 – 2012; and Vice President and Chief Counsel — Asset Management, 2005 – 2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Chief Compliance Officer (2012)

Vice President — Asset Management Compliance, Ameriprise Financial, Inc. since May 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005 – April 2010

Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)

Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America 2005 – April 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Chief Accounting Officer (2008)	Vice President — Mutual Fund Treasurer, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President (2011) and Assistant Secretary (2008)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010 – January 2013, and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008 – November 2008

Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)

Managing Director and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009 – April 2010, and Vice President — Asset Management and Trust Company Services, 2006 – 2009)

Annual Report 2014
36

Columbia LifeGoal® Growth Portfolio

Trustees and Officers (continued)

Officers (continued)

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Vice President (2011) and Assistant Treasurer (1999)

Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial, Inc., 1998 – April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary (2010)

Vice President and Chief Counsel, Ameriprise Financial, Inc., since January 2010 (previously Vice President and Group Counsel or Counsel, 2004 – January 2010); officer of Columbia Funds and affiliated funds since 2007

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President (2006)

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., 2007 – April 2010

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Columbia LifeGoal® Growth Portfolio

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Annual Report 2014
41

Columbia LifeGoal® Growth Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

ANN181_01_D01_(03/14)

Annual Report

January 31, 2014

Columbia Masters International Equity Portfolio

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2014

Columbia Masters International Equity Portfolio

Performance Overview	2
Manager Discussion of Fund Performance	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Trustees and Officers	31
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2014

Columbia Masters International Equity Portfolio

Performance Overview

Performance Summary

>  Columbia Masters International Equity Portfolio (the Fund) Class A shares returned 9.50% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund's benchmark, the MSCI EAFE Index (Net), returned 11.93% for the same period.

>  Exposure to emerging markets detracted from results relative to the benchmark, which does not include emerging markets. The Fund's position in Asian markets also detracted from relative returns.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	Life
Class A	02/15/06
Excluding sales charges		9.50	14.26	2.91
Including sales charges		3.16	12.91	2.14
Class B	02/15/06
Excluding sales charges		8.62	13.40	2.15
Including sales charges		3.62	13.15	2.15
Class C	02/15/06
Excluding sales charges		8.63	13.37	2.14
Including sales charges		7.63	13.37	2.14
Class R	02/15/06	9.29	13.95	2.64
Class Z	02/15/06	9.71	14.51	3.16
MSCI EAFE Index (Net)		11.93	13.84	3.57

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Annual Report 2014
2

Columbia Masters International Equity Portfolio

Performance Overview (continued)

Performance of a Hypothetical $10,000 Investment (February 15, 2006 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Masters International Equity Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014
3

Columbia Masters International Equity Portfolio

Manager Discussion of Fund Performance

For the 12-month period that ended January 31, 2014, the Fund's Class A shares returned 9.50% excluding sales charges. The Fund's benchmark, the MSCI EAFE Index (Net), returned 11.93% over the same period. The Fund invests in fixed allocations to four Columbia Funds: Columbia Acorn International, Columbia Emerging Markets Fund, Columbia Pacific/Asia Fund and Columbia European Equity Fund. Solid performance from three of the Fund's four underlying funds helped bolster returns. However, exposure to emerging markets detracted from results relative to the benchmark, which does not include emerging markets. The Fund's position in Asian markets also detracted from relative returns.

A Strong Year for Global Equity Markets

Despite ending on a weak note, international equity markets posted solid returns for the period under review, diminished somewhat by a strong U.S. dollar. A potent combination of stabilizing economic growth, hyper-accommodative global central bank policy and undemanding valuations triggered a boom in stock markets around the world. However, emerging markets did not participate in the rally. Fears of reduced capital flows, as the Federal Reserve begins to wind down its highly accommodative stimulus, and specific local issues, such as political upheaval in Turkey, led to weak equity returns in emerging markets, which trailed developed markets by substantial margins. Weak currencies took a further bite out of emerging market returns to U.S. investors.

Some of the best performing stock markets outside the United States were in peripheral Europe, including Ireland, Greece and Spain. Japan was the strongest performing stock market among developed economies, bolstered by the initiation of Prime Minister Abe's "three arrows" of reform, which were designed to end decades of deflation and low growth. Much of the progress was driven by quantitative easing by the Bank of Japan, which reduced the value of the yen by more than 10%. Hong Kong and Singapore were conspicuously absent from the party, as a slowdown in China had knock-on effects for both countries.

In a year of generally strong returns, it was something of a surprise that the usually defensive telecommunications sector was the standout performer, driven by a wave of consolidation. Consumer discretionary stocks also fared well, as benign inflation, low interest rates and a stabilizing global economy led consumers to open their wallets after a multi-year hiatus following the credit crisis. The commodity-related energy and materials sectors were the weakest performers, barely scraping out positive returns for the year.

Underlying Funds Aided Returns

Three of the four Columbia funds in the Fund performed better than their individual benchmarks. Columbia European Equity Fund, which accounts for approximately 60% of the Fund's assets, outperformed its benchmark, the MSCI Europe Index (Net) by a margin of more than five percentage points. Columbia Acorn International outperformed both the S&P Global Ex-U.S. Between $500 million and $5 billion Index and the MSCI EAFE (Net). Columbia Emerging Markets Fund generated a loss for the Fund, but it held up significantly better than the MSCI Emerging Markets Index (Net) in a period that was generally weak for emerging markets. Columbia Pacific/Asia Fund underperformed its benchmark, the MSCI All Country Asia Pacific Index (Net).

Portfolio Management

Colin Moore, AIIMR

Fred Copper, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Annual Report 2014
4

Columbia Masters International Equity Portfolio

Manager Discussion of Fund Performance (continued)

The Fund uses equity index futures to equitize cash in its portfolio and a currency hedging strategy to manage risk. The impact of equity index futures on performance during the reporting period was minimal. The currency hedging policy detracted as the currency exposures resulting from our active country positions would have outperformed the benchmark currency basket had we not hedged them. However, these currency positions performed as expected, which is to eliminate the active currency positions that result from our country/stock selection process, which to us simply represents uncompensated risk.

Looking Ahead

At present, our outlook for global stock markets remains fairly positive. Of course, past performance is no guarantee of future results, but, we believe, history shows that returns tend to be positive in the year that follows a strong year, despite the logical assumption that some amount of "give-back" is in order. At this time, global monetary conditions continue to be supportive, and, in our view, valuation levels do not pose an obstacle, even though they are no longer a tailwind to the equity markets. In our view, odds currently favor a short-term pullback, but generally the environment for global equity markets remains favorable.

Portfolio Breakdown (%) (at January 31, 2014)
Equity Funds	98.7
International	98.7
Money Market Funds	1.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Investment Risks

As a "fund of funds," the Fund will bear its allocable share of the costs and expenses of the underlying investment vehicles in which it invests (including the allocable share of the management fees and incentive compensation payable to the investment managers of such vehicles). The Fund is thus subject to two levels of fees and a potentially higher expense ratio than would be associated with an investment in an investment fund that invests and trades directly in financial instruments under the direction of a single manager. International investments involve greater potential risks, including less regulation, currency fluctuations, economic instability and political developments. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, there is risk associated with possible differences in financial standards and other monetary and political risks. Equity securities are subject to stock market fluctuations that occur in response to economic and business developments. Investments in small and mid-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss. See the Fund's prospectus for information on these and other risks.

Annual Report 2014
5

Columbia Masters International Equity Portfolio

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,051.50	1,023.95	1.29	1.28	0.25	6.31	6.22	1.22
Class B	1,000.00	1,000.00	1,047.50	1,020.16	5.16	5.09	1.00	10.17	10.03	1.97
Class C	1,000.00	1,000.00	1,047.60	1,020.16	5.16	5.09	1.00	10.17	10.03	1.97
Class R	1,000.00	1,000.00	1,050.60	1,022.68	2.58	2.55	0.50	7.60	7.49	1.47
Class Z	1,000.00	1,000.00	1,052.50	1,025.21	—	—	0.00	5.02	4.95	0.97

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia Masters International Equity Portfolio

Portfolio of Investments

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 98.7%

	Shares	Value ($)
International 98.7%
Columbia Acorn International, Class I Shares(a)	45,321	2,035,799
Columbia Emerging Markets Fund, Class I Shares(a)	210,228	2,037,114
Columbia European Equity Fund, Class I Shares(a)	3,298,169	24,274,522
Columbia Pacific/Asia Fund, Class I Shares(a)	1,414,298	12,177,108
Total		40,524,543
Total Equity Funds (Cost: $34,769,076)		40,524,543

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.077%(a)(b)	529,640	529,640
Total Money Market Funds (Cost: $529,640)		529,640
Total Investments (Cost: $35,298,716)		41,054,183
Other Assets and Liabilities		(7,775)
Net Assets		41,046,408

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	03/27/14	244,000 EUR	331,223 USD	2,134	—
J.P. Morgan Securities, Inc.	03/27/14	2,053,357,000 IDR	166,736 USD	—	(742)
J.P. Morgan Securities, Inc.	03/27/14	1,620,113,000 KRW	1,495,397 USD	3,441	—
J.P. Morgan Securities, Inc.	03/27/14	8,277,000 THB	249,157 USD	—	(908)
J.P. Morgan Securities, Inc.	03/27/14	37,823,000 TWD	1,248,407 USD	—	(1,651)
J.P. Morgan Securities, Inc.	03/27/14	1,338,222 USD	1,528,000 AUD	—	(5,450)
J.P. Morgan Securities, Inc.	03/27/14	826,813 USD	745,000 CHF	—	(4,767)
J.P. Morgan Securities, Inc.	03/27/14	206,904 USD	1,137,000 DKK	—	(1,289)
J.P. Morgan Securities, Inc.	03/27/14	1,661,429 USD	1,007,000 GBP	—	(6,639)
J.P. Morgan Securities, Inc.	03/27/14	166,209 USD	581,000 ILS	—	(1,089)
J.P. Morgan Securities, Inc.	03/27/14	1,657,007 USD	170,129,000 JPY	8,565	—
J.P. Morgan Securities, Inc.	03/27/14	123,584 USD	152,000 NZD	—	(1,114)
J.P. Morgan Securities, Inc.	03/27/14	537,019 USD	3,499,000 SEK	—	(3,373)
J.P. Morgan Securities, Inc.	03/27/14	333,346 USD	425,000 SGD	—	(469)
Total				14,140	(27,491)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

January 31, 2014

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $31,440 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	6	USD	545,340	03/21/14	—	(1,989)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	1,236,019	197,182	(743,002)	282,946	973,145	86,469	57,967	2,035,799
Columbia Emerging Markets Fund, Class I Shares	5,041,461	568,148	(3,225,815)	(281,982)	2,101,812	—	12,587	2,037,114
Columbia European Equity Fund, Class I Shares	26,769,511	1,746,016	(10,336,380)	1,342,319	19,521,466	918,781	272,128	24,274,522
Columbia Pacific/ Asia Fund, Class I Shares	12,123,953	3,707,221	(3,643,326)	(15,195)	12,172,653	—	346,693	12,177,108
Columbia Short-Term Cash Fund	494,965	757,200	(722,525)	—	529,640	—	553	529,640
Total	45,665,909	6,975,767	(18,671,048)	1,328,088	35,298,716	1,005,250	689,928	41,054,183

(b)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

AUD  Australian Dollar

CHF  Swiss Franc

DKK  Danish Krone

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

ILS  Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

January 31, 2014

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Portfolio of Investments (continued)

January 31, 2014

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	40,524,543	—	—	40,524,543
Money Market Funds	529,640	—	—	529,640
Total Mutual Funds	41,054,183	—	—	41,054,183
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	14,140	—	14,140
Liabilities
Forward Foreign Currency Exchange Contracts	—	(27,491)	—	(27,491)
Futures Contracts	(1,989)	—	—	(1,989)
Total	41,052,194	(13,351)	—	41,038,843

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities

January 31, 2014

Assets
Investments, at value
Affiliated issuers (identified cost $35,298,716)	$41,054,183
Margin deposits	31,440
Unrealized appreciation on forward foreign currency exchange contracts	14,140
Receivable for:
Investments sold	124,013
Capital shares sold	45,112
Dividends	41
Expense reimbursement due from Investment Manager	521
Prepaid expenses	1,339
Total assets	41,270,789
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	27,491
Payable for:
Investments purchased	37,657
Capital shares purchased	61,869
Variation margin	8,700
Distribution and/or service fees	254
Transfer agent fees	6,695
Administration fees	23
Compensation of board members	58,238
Other expenses	23,454
Total liabilities	224,381
Net assets applicable to outstanding capital stock	$41,046,408
Represented by
Paid-in capital	$126,143,978
Excess of distributions over investment income	(636,036)
Accumulated net realized loss	(90,201,661)
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	5,755,467
Forward foreign currency exchange contracts	(13,351)
Futures contracts	(1,989)
Total — representing net assets applicable to outstanding capital stock	$41,046,408

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Assets and Liabilities (continued)

January 31, 2014

Class A
Net assets	$16,677,854
Shares outstanding	1,701,825
Net asset value per share	$9.80
Maximum offering price per share(a)	$10.40
Class B
Net assets	$1,276,751
Shares outstanding	131,564
Net asset value per share	$9.70
Class C
Net assets	$3,682,743
Shares outstanding	379,957
Net asset value per share	$9.69
Class R
Net assets	$129,592
Shares outstanding	13,284
Net asset value per share	$9.76
Class Z
Net assets	$19,279,468
Shares outstanding	1,960,988
Net asset value per share	$9.83

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Operations

Year Ended January 31, 2014

Net investment income
Income:
Dividends — affiliated issuers	$689,928
Total income	689,928
Expenses:
Distribution and/or service fees
Class A	45,105
Class B	14,559
Class C	38,170
Class R	569
Transfer agent fees
Class A	33,574
Class B	2,710
Class C	7,098
Class R	211
Class Z	39,752
Administration fees	8,959
Compensation of board members	20,680
Custodian fees	8,554
Printing and postage fees	36,247
Registration fees	45,795
Professional fees	24,009
Insurance fees	16,015
Other	2,413
Total expenses	344,420
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(245,996)
Expense reductions	(40)
Total net expenses	98,384
Net investment income	591,544
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	1,328,088
Capital gain distributions from underlying affiliated funds	1,005,250
Forward foreign currency exchange contracts	(1,269,823)
Futures contracts	80,679
Net realized gain	1,144,194
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	2,161,806
Forward foreign currency exchange contracts	225,514
Futures contracts	(32,917)
Net change in unrealized appreciation (depreciation)	2,354,403
Net realized and unrealized gain	3,498,597
Net increase in net assets resulting from operations	$4,090,141

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets

	Year Ended January 31, 2014	Year Ended January 31, 2013
Operations
Net investment income	$591,544	$850,458
Net realized gain (loss)	1,144,194	(1,821,067)
Net change in unrealized appreciation (depreciation)	2,354,403	8,259,880
Net increase in net assets resulting from operations	4,090,141	7,289,271
Distributions to shareholders
Net investment income
Class A	—	(295,343)
Class B	—	(14,577)
Class C	—	(41,210)
Class R	—	(751)
Class Z	—	(396,344)
Total distributions to shareholders	—	(748,225)
Increase (decrease) in net assets from capital stock activity	(12,139,852)	(22,263,571)
Total decrease in net assets	(8,049,711)	(15,722,525)
Net assets at beginning of year	49,096,119	64,818,644
Net assets at end of year	$41,046,408	$49,096,119
Excess of distributions over net investment income	$(636,036)	$(540,787)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Statement of Changes in Net Assets (continued)

	Year Ended January 31, 2014		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	183,447	1,747,592	156,533	1,274,090
Distributions reinvested	—	—	32,054	246,830
Redemptions	(665,557)	(6,252,697)	(1,191,691)	(9,681,460)
Net decrease	(482,110)	(4,505,105)	(1,003,104)	(8,160,540)
Class B shares
Subscriptions	328	3,013	2,510	20,186
Distributions reinvested	—	—	1,093	7,978
Redemptions(a)	(50,071)	(470,169)	(80,142)	(647,392)
Net decrease	(49,743)	(467,156)	(76,539)	(619,228)
Class C shares
Subscriptions	36,063	350,085	17,574	142,381
Distributions reinvested	—	—	4,012	29,246
Redemptions	(136,768)	(1,261,730)	(239,284)	(1,911,043)
Net decrease	(100,705)	(911,645)	(217,698)	(1,739,416)
Class R shares
Subscriptions	6,235	58,153	4,077	32,700
Distributions reinvested	—	—	80	610
Redemptions	(2,864)	(27,110)	(508)	(4,262)
Net increase	3,371	31,043	3,649	29,048
Class Z shares
Subscriptions	111,806	1,061,780	113,071	964,880
Distributions reinvested	—	—	5,874	46,151
Redemptions	(781,599)	(7,348,769)	(1,578,043)	(12,784,466)
Net decrease	(669,793)	(6,286,989)	(1,459,098)	(11,773,435)
Total net decrease	(1,298,980)	(12,139,852)	(2,752,790)	(22,263,571)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Year Ended January 31,						Year Ended March 31,
Class A	2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.95		$7.87		$8.78		$8.24		$5.49		$11.14
Income from investment operations:
Net investment income	0.12		0.13		0.07		0.15		0.27		0.05
Net realized and unrealized gain (loss)	0.73		1.06		(0.88)		0.78		2.64		(5.14)
Total from investment operations	0.85		1.19		(0.81)		0.93		2.91		(5.09)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.10)		(0.39)		(0.16)		—
Net realized gains	—		—		—		—		—		(0.56)
Total distributions to shareholders	—		(0.11)		(0.10)		(0.39)		(0.16)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$9.80		$8.95		$7.87		$8.78		$8.24		$5.49
Total return	9.50%		15.40%		(9.18%)		12.08%		53.33%		(48.03%)
Ratios to average net assets(c)
Total gross expenses	0.80%		0.70%		0.76	%(d)	0.65%		0.53%		0.51%
Total net expenses(e)	0.25	%(f)	0.25	%(f)	0.25	%(d)(f)	0.25	%(f)	0.25	%(f)	0.25	%(f)
Net investment income	1.30%		1.56%		1.01	%(d)	1.80%		3.50%		0.56%
Supplemental data
Net assets, end of period (in thousands)	$16,678		$19,543		$25,069		$41,237		$53,013		$44,548
Portfolio turnover	14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class B	2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.93		$7.86		$8.78		$8.20		$5.43		$11.09
Income from investment operations:
Net investment income (loss)	0.05		0.07		0.02		0.08		0.21		(0.01)
Net realized and unrealized gain (loss)	0.72		1.07		(0.89)		0.79		2.62		(5.09)
Total from investment operations	0.77		1.14		(0.87)		0.87		2.83		(5.10)
Less distributions to shareholders:
Net investment income	—		(0.07)		(0.05)		(0.29)		(0.06)		—
Net realized gains	—		—		—		—		—		(0.56)
Total distributions to shareholders	—		(0.07)		(0.05)		(0.29)		(0.06)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$9.70		$8.93		$7.86		$8.78		$8.20		$5.43
Total return	8.62%		14.67%		(9.86%)		11.18%		52.13%		(48.35%)
Ratios to average net assets(c)
Total gross expenses	1.55%		1.45%		1.51	%(d)	1.40%		1.28%		1.26%
Total net expenses(e)	1.00	%(f)	1.00	%(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	0.53%		0.86%		0.26	%(d)	1.05%		2.73%		(0.18%)
Supplemental data
Net assets, end of period (in thousands)	$1,277		$1,619		$2,028		$3,143		$3,950		$3,043
Portfolio turnover	14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class C	2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.92		$7.86		$8.77		$8.19		$5.42		$11.08
Income from investment operations:
Net investment income (loss)	0.06		0.07		0.02		0.09		0.21		(0.02)
Net realized and unrealized gain (loss)	0.71		1.06		(0.88)		0.78		2.62		(5.08)
Total from investment operations	0.77		1.13		(0.86)		0.87		2.83		(5.10)
Less distributions to shareholders:
Net investment income	—		(0.07)		(0.05)		(0.29)		(0.06)		—
Net realized gains	—		—		—		—		—		(0.56)
Total distributions to shareholders	—		(0.07)		(0.05)		(0.29)		(0.06)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$9.69		$8.92		$7.86		$8.77		$8.19		$5.42
Total return	8.63%		14.54%		(9.75%)		11.19%		52.22%		(48.39%)
Ratios to average net assets(c)
Total gross expenses	1.55%		1.46%		1.51	%(d)	1.40%		1.28%		1.26%
Total net expenses(e)	1.00	%(f)	1.00	%(f)	1.00	%(d)(f)	1.00	%(f)	1.00	%(f)	1.00	%(f)
Net investment income (loss)	0.61%		0.81%		0.25	%(d)	1.05%		2.77%		(0.19%)
Supplemental data
Net assets, end of period (in thousands)	$3,683		$4,286		$5,486		$8,990		$10,506		$9,087
Portfolio turnover	14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class R	2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.93		$7.85		$8.76		$8.22		$5.47		$11.12
Income from investment operations:
Net investment income	0.13		0.16		0.07		0.14		0.28		0.02
Net realized and unrealized gain (loss)	0.70		1.01		(0.90)		0.76		2.59		(5.11)
Total from investment operations	0.83		1.17		(0.83)		0.90		2.87		(5.09)
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.08)		(0.36)		(0.12)		—
Net realized gains	—		—		—		—		—		(0.56)
Total distributions to shareholders	—		(0.09)		(0.08)		(0.36)		(0.12)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$9.76		$8.93		$7.85		$8.76		$8.22		$5.47
Total return	9.29%		15.17%		(9.36%)		11.62%		52.81%		(48.12%)
Ratios to average net assets(c)
Total gross expenses	1.05%		0.93%		1.01	%(d)	0.90%		0.78%		0.76%
Total net expenses(e)	0.50	%(f)	0.50	%(f)	0.50	%(d)(f)	0.50	%(f)	0.50	%(f)	0.50	%(f)
Net investment income	1.34%		1.93%		0.98	%(d)	1.75%		3.78%		0.26%
Supplemental data
Net assets, end of period (in thousands)	$130		$89		$49		$20		$31		$26
Portfolio turnover	14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Financial Highlights (continued)

	Year Ended January 31,						Year Ended March 31,
Class Z	2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.96		$7.87		$8.78		$8.26		$5.52		$11.16
Income from investment operations:
Net investment income	0.14		0.14		0.09		0.17		0.29		0.07
Net realized and unrealized gain (loss)	0.73		1.08		(0.89)		0.78		2.64		(5.15)
Total from investment operations	0.87		1.22		(0.80)		0.95		2.93		(5.08)
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.11)		(0.43)		(0.19)		—
Net realized gains	—		—		—		—		—		(0.56)
Total distributions to shareholders	—		(0.13)		(0.11)		(0.43)		(0.19)		(0.56)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$9.83		$8.96		$7.87		$8.78		$8.26		$5.52
Total return	9.71%		15.80%		(8.99%)		12.28%		53.58%		(47.84%)
Ratios to average net assets(c)
Total gross expenses	0.55%		0.46%		0.51	%(d)	0.40%		0.28%		0.26%
Total net expenses(e)	0.00	%(f)	0.00	%(f)	0.00	%(d)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income	1.52%		1.76%		1.23	%(d)	2.04%		3.77%		0.83%
Supplemental data
Net assets, end of period (in thousands)	$19,279		$23,559		$32,187		$55,013		$69,334		$58,268
Portfolio turnover	14%		6%		3%		95%		2%		20%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Masters International Equity Portfolio

Notes to Financial Statements

January 31, 2014

Note 1. Organization

Columbia Masters International Equity Portfolio (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund is a "fund-of-funds" and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter (Underlying Funds). The Fund may also invest in derivatives.

*For information on the goals, investment strategies and risks of the Underlying Funds, please refer to the Fund's most recent prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2014:

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	14,140	—	14,140	14,140	—	—	—
Total	14,140	—	14,140	14,140	—	—	—
			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	27,491	—	27,491	14,140	—	—	13,351
Total	27,491	—	27,491	14,140	—	—	13,351

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	14,140
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,989 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	27,491
Total		29,480

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	80,679	80,679
Foreign exchange risk	(1,269,823)	—	(1,269,823)
Total	(1,269,823)	80,679	(1,189,144)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(32,917)	(32,917)
Foreign exchange risk	225,514	—	225,514
Total	225,514	(32,917)	192,597

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	686
Futures contracts	28

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for these investment services.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board of Trustees (the Board), including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended January 31, 2014, other expenses paid to this company were $1,413.

Compensation of Board Members

Board members are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund as defined under the 1940 Act may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the year ended January 31, 2014, the Fund's effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the year ended January 31, 2014, these minimum account balance fees reduced total expenses by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively, of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,821 for Class A, $505 for Class B and $9 for Class C shares for the year ended January 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through May 31, 2014
Class A	0.25%
Class B	1.00
Class C	1.00
Class R	0.50
Class Z	0.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, these differences are primarily due to differing treatment for capital loss carryforwards, deferral/reversal of wash sales losses, Trustees' deferred compensation, foreign currency transactions, net operating loss reclassification, late-year ordinary losses, and derivative investments. To the extent these differences are permanent, reclassifications are made among the components of the Fund's net assets in the Statement of Assets and Liabilities. Temporary differences do not require reclassifications. In the

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

Statement of Assets and Liabilities the following reclassifications were made:

Excess of distributions over net investment income	$(686,793)
Accumulated net realized loss	1,269,823
Paid-in capital	(583,030)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year Ended January 31,	2014	2013
Ordinary income	$—	$748,225

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$4,183,433

At January 31, 2014, the cost of investments for federal income tax purposes was $36,870,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,248,130
Unrealized depreciation	(64,697)
Net unrealized appreciation	$4,183,433

The following capital loss carryforward, determined at January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$4,980,942
2018	25,984,153
2019	19,955,661
Unlimited short-term	1,476,660
Unlimited long-term	36,234,200
Total	$88,631,616

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

For the year ended January 31, 2014, $2,134,147 of capital loss carryforward was utilized.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2014, the Fund will elect to treat late-year ordinary losses of $586,758 as arising on February 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of investments in Underlying Funds, excluding money market funds, aggregated to $6,218,567 and $17,948,523, respectively, for the year ended January 31, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2014, one unaffiliated shareholder account owned 49.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 28.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its

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Columbia Masters International Equity Portfolio

Notes to Financial Statements (continued)

January 31, 2014

borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. For the period July 1, 2013 through December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. Prior to July 1, 2013, the Fund was not charged a commitment fee. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the year ended January 31, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Masters International Equity Portfolio

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of
Columbia Masters International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Masters International Equity Portfolio (the "Fund", a series of Columbia Funds Series Trust) at January 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2014

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Columbia Masters International Equity Portfolio

Federal Income Tax Information

(Unaudited)

The Fund hereby designates the following tax attributes for the fiscal year ended January 31, 2014. Shareholders will be notified in early 2015 of the amounts for use in preparing 2014 income tax returns.

Tax Designations:

Foreign Taxes Paid	$72,040
Foreign Source Income	$673,337

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

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Columbia Masters International Equity Portfolio

Trustees and Officers

Shareholders elect the Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve through the end of the calendar year in which he or she reaches either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Independent Trustees

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	131	Trustee, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; Chairman and Chief Executive Officer, John Hancock Funds (mutual funds), 1989-2000	129	Former Trustee, BofA Funds Series Trust (11 funds), 2005-2011
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Director or Management Director of US Equity Research, Chase Asset Management, 1996-2003; Investment Banker, Morgan Stanley, 1982-1996	131	None
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Chair of the Board since 1/14, Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies); previously, Senior Vice President, Sara Lee Corporation; Senior Vice President and chief Financial officer, Beatrice Foods Company; Vice President, Esmark, Inc.; Associate, Price Waterhouse	131

Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; Director, International Textile Corp. since 2012; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010-2013; former Trustee, BofA Funds Series Trust (11 funds), 2009-2011; Director, Spectrum Brands, Inc. (consumer products), 2002-2009; former Director, Simmons Company (bedding), 2004-2010

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Columbia Masters International Equity Portfolio

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean McCallum Graduate School of Business, Bentley University, 1992-2002	131	None
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	129	Trustee, BofA Funds Series Trust (11 funds)
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting) since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003-May 2011	129	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance), 2003-2011
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds, Board Chair 1/07-12/13	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer), 2002-2013
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since J for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1993-1997	131

Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007

Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	129	Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; former Trustee, BofA Funds Series Trust (11 funds)

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Columbia Masters International Equity Portfolio

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., (biotechnology) 2003-2010	131	Director, Healthways, Inc. (health and wellbeing solutions) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt
Associates (government contractor) since 2001; Director, Boston Children's Hospital since 2002

Interested Trustee Not Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	129

Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011

* Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

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Columbia Masters International Equity Portfolio

Trustees and Officers (continued)

Interested Trustee Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds

Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively (previously President and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012

			183	Former Director, Ameriprise Certificate Company, 2006-January 2013

* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment

Manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611 or contacting your financial intermediary.

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Columbia Masters International Equity Portfolio

Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Funds' other officers are:

Officers

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer (2009)

Managing Director and General Manager Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; and President, Columbia Funds since 2009; Managing Director, Columbia Management Advisors, LLC, December 2004 – April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009; and senior officer of Columbia Funds and affiliated funds since 2003

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011) and Chief Financial Officer (2009)

Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010;Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004 – April 2010; and senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President (2006), Chief Legal Officer (2006) and Assistant Secretary (2011)

Senior Vice President and Assistant General Counsel — Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel — Asset Management, 2012 – February 2014; Vice President and Lead Chief Counsel — Asset Management, 2010 – 2012; and Vice President and Chief Counsel — Asset Management, 2005 – 2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Chief Compliance Officer (2012)

Vice President — Asset Management Compliance, Ameriprise Financial, Inc. since May 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005 – April 2010

Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)

Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007 – April 2010

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America 2005 – April 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Chief Accounting Officer (2008)	Vice President — Mutual Fund Treasurer, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, 2006 – April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President (2011) and Assistant Secretary (2008)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010 – January 2013, and Group Counsel, November 2008 – January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008 – November 2008

Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)

Managing Director and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009 – April 2010, and Vice President — Asset Management and Trust Company Services, 2006 – 2009)

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Columbia Masters International Equity Portfolio

Trustees and Officers (continued)

Officers (continued)

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Vice President (2011) and Assistant Treasurer (1999)

Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial, Inc., 1998 – April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary (2010)

Vice President and Chief Counsel, Ameriprise Financial, Inc., since January 2010 (previously Vice President and Group Counsel or Counsel, 2004 – January 2010); officer of Columbia Funds and affiliated funds since 2007

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President (2006)

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., 2004 – April 2010; Managing Director, Columbia Management Distributors, Inc., 2007 – April 2010

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Columbia Masters International Equity Portfolio

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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37

Columbia Masters International Equity Portfolio

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

ANN193_01_D01_(03/14)

Annual Report

January 31, 2014

Columbia Capital Allocation Portfolios

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Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

Equities recovered

In the final months of 2013, the U.S. economy embraced a robust recovery. After five years of only modest progress, the pace of economic growth picked up, job gains continued, manufacturing activity accelerated and a rebound in the housing market showed staying power. Growth, as measured by gross domestic product, was 4.1% in the third quarter, with expectations for a solid fourth quarter. Job growth averaged close to 200,000 monthly. Industrial production rose at a rate of 3.3%, considerably higher than the 12-month average of 2.5%. Factories were busier than at any point since the 2008/2009 recession, with capacity utilization at 79%. Orders for durable goods were strong, bolstered by rising auto sales. Holiday spending was solid, especially online sales, which rose 10% year over year, despite a shorter season.

Against this backdrop, the Federal Reserve's (the Fed's) announcement that it would slowly retreat from its monthly bond buying program and a bipartisan budget deal in Washington were welcome news for investors. Stocks climbed to new highs in the fourth quarter, while bonds retreated as yields moved higher. Small-cap stocks outperformed large- and mid-cap stocks, led by significant gains from the industrials, technology and consumer discretionary sectors. All 10 sectors of the S&P 500 Index delivered positive returns, although telecommunications and utilities posted only modest gains.

Fixed-income retreated

Improved economic data drove interest rates higher over the fourth quarter, credit spreads narrowed and the dollar weakened against most developed market currencies. Against this backdrop, most non-Treasury, fixed-income sectors delivered positive returns. Outgoing Fed chairman Ben Bernanke expressed concern about the persistently low level of core inflation, but gains in the labor market and reduced unemployment led to the Fed's decision to taper its bond-buying program gradually beginning in January 2014.

As the stock market soared, the riskiest sectors of the fixed-income markets fared the best. U.S. and foreign high-yield bonds were the strongest performers, followed by emerging-market and U.S. investment-grade corporate bonds. U.S. mortgage-backed securities (MBS) and securitized bonds produced negative total returns, as did U.S. Treasuries and developed world government bonds. Treasury inflation-protected bonds were the period's biggest losers. Investment-grade municipals delivered fractional gains, as better economic conditions helped steady state finances.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Annual Report 2014

Columbia Capital Allocation Portfolios

Columbia Capital Allocation Conservative Portfolio

Performance Overview	2
Portfolio Overview	4

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Overview	5
Portfolio Overview	7

Columbia Capital Allocation Moderate Portfolio

Performance Overview	8
Portfolio Overview	10

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Overview	11
Portfolio Overview	13

Columbia Capital Allocation Aggressive Portfolio

Performance Overview	14
Portfolio Overview	16
Manager Discussion of Fund Performance	17
Understanding Your Fund's Expenses	20
Portfolio of Investments	23
Statements of Assets and Liabilities	57
Statements of Operations	63
Statements of Changes in Net Assets	65
Financial Highlights	78
Notes to Financial Statements	124
Reports of Independent Registered Public Accounting Firm	140
Federal Income Tax Information	141
Trustees and Officers	142
Important Information About This Report	149

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Conservative Portfolio

Performance Summary

>  Columbia Capital Allocation Conservative Portfolio (the Fund) Class A shares returned 3.28% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund underperformed its Blended Index, which returned 4.16% for the same time period.

>  During the same 12-month period, the Barclays U.S. Aggregate Bond Index returned 0.12% and the Russell 3000 Index returned 22.60%.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		3.28	8.29	4.61
Including sales charges		-1.63	7.25	4.10
Class B	03/04/04
Excluding sales charges		2.51	7.47	3.83
Including sales charges		-2.35	7.17	3.83
Class C	03/04/04
Excluding sales charges		2.43	7.48	3.83
Including sales charges		1.46	7.48	3.83
Class K	03/04/04	3.35	8.37	4.77
Class R*	09/27/10	2.94	8.04	4.39
Class R4*	06/13/13	3.41	8.31	4.63
Class R5*	06/13/13	3.49	8.33	4.64
Class Y*	06/13/13	3.53	8.34	4.64
Class Z*	09/27/10	3.42	8.45	4.70
Blended Index		4.16	7.77	5.12	**
Barclays U.S. Aggregate Bond Index		0.12	4.93	4.56
Russell 3000 Index		22.60	20.03	7.13

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**  From February 29, 2004

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Conservative Portfolio

The Blended Index consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Unhedged Net) and 4% Barclays High Yield Corporate Bond Index. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. On June 20, 2013, the Fund altered the composition of the Blended Index. The Fund's Investment Manager made this recommendation to the Fund's Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index (Gross) are no longer included as standalone benchmarks for Fund performance comparison purposes.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

*  From February 29, 2004.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	5.9
Equity Funds	17.4
International	5.2
U.S. Large Cap	11.6
U.S. Small Cap	0.6
Fixed-Income Funds	67.1
Convertible	1.0
Emerging Markets	4.2
High Yield	2.2
Inflation Protected Securities	4.6
International	0.3
Investment Grade	54.8
Money Market Funds	9.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Conservative Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) Class A shares returned 6.18% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund underperformed its Blended Index, which returned 7.07% for the same time period.

>  During the same 12-month period, the Barclays U.S. Aggregate Bond Index returned 0.12% and the Russell 3000 Index returned 22.60%.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		6.18	11.21	5.63
Including sales charges		0.09	9.89	5.01
Class B	08/07/97
Excluding sales charges		5.32	10.36	4.84
Including sales charges		0.32	10.09	4.84
Class C	10/15/96
Excluding sales charges		5.35	10.36	4.84
Including sales charges		4.35	10.36	4.84
Class K*	02/28/13	6.18	11.21	5.63
Class R*	01/23/06	5.87	10.94	5.37
Class R4*	11/08/12	6.52	11.28	5.66
Class R5*	11/08/12	6.53	11.29	5.67
Class Y*	06/13/13	6.51	11.28	5.66
Class Z	10/15/96	6.49	11.51	5.88
Blended Index		7.07	10.17	5.82
Barclays U.S. Aggregate Bond Index		0.12	4.93	4.62
Russell 3000 Index		22.60	20.03	7.32

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.
Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

The Blended Index consists of 55.5% Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Unhedged Net), 5% Citigroup 3-Month U.S. Treasury Bill Index and 4.5% Barclays High Yield Corporate Bond Index. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. The Fund's Investment Manager made this recommendation to the Fund's Board that the new Blended Index provides a more appropriate basis for comparing the Fund's performance. Effective June 20, 2013, the S&P 500 Index will no longer be a benchmark for the Fund's performance. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Performance of a Hypothetical $10,000 Investment (February 1, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Conservative Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	6.0
Equity Funds	32.3
International	9.6
U.S. Large Cap	19.0
U.S. Mid Cap	2.0
U.S. Small Cap	1.7
Fixed-Income Funds	55.5
Convertible	1.0
Emerging Markets	4.4
High Yield	4.8
Inflation Protected Securities	2.3
International	0.5
Investment Grade	42.5
Money Market Funds	6.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Portfolio (the Fund) Class A shares returned 9.26% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund underperformed its Blended Index, which returned 9.73% for the same time period.

>  During the same 12-month period, the Russell 3000 Index returned 22.60% and the Barclays U.S. Aggregate Bond Index returned 0.12%.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		9.26	13.22	6.16
Including sales charges		2.96	11.89	5.53
Class B	03/04/04
Excluding sales charges		8.47	12.38	5.35
Including sales charges		3.47	12.12	5.35
Class C	03/04/04
Excluding sales charges		8.51	12.37	5.37
Including sales charges		7.51	12.37	5.37
Class K	03/04/04	9.39	13.35	6.36
Class R*	09/27/10	9.02	12.92	5.90
Class R4*	06/13/13	9.44	13.26	6.18
Class R5*	06/13/13	9.55	13.28	6.19
Class Y*	06/13/13	9.59	13.29	6.20
Class Z*	09/27/10	9.65	13.41	6.25
Blended Index		9.73	12.88	6.46
Russell 3000 Index		22.60	20.03	7.13
Barclays U.S. Aggregate Bond Index		0.12	4.93	4.56

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Portfolio

The Blended Index consists of 42.5% Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Unhedged Net), 7.5% Barclays High Yield Corporate Bond Index and 2% MCSI Emerging Markets Index (Net). The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. On June 20, 2013, the Fund altered the composition of the Blended Index. The Fund's Investment Manager made this recommendation to the Fund's Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index. The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	4.9
Equity Funds	44.7
International	10.5
U.S. Large Cap	26.8
U.S. Mid Cap	4.4
U.S. Small Cap	3.0
Fixed-Income Funds	42.0
Convertible	1.0
Emerging Markets	1.8
High Yield	6.6
Inflation Protected Securities	0.9
Investment Grade	31.7
Money Market Funds	8.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

Performance Summary

>  Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) Class A shares returned 11.67% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund underperformed its Blended Index, which returned 12.24% for the same time period.

>  During the same 12-month period, the Russell 3000 Index returned 22.60% and the Barclays U.S. Aggregate Bond Index returned 0.12%.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	10 Years
Class A	10/15/96
Excluding sales charges		11.67	15.01	6.72
Including sales charges		5.28	13.66	6.09
Class B	08/13/97
Excluding sales charges		10.78	14.12	5.92
Including sales charges		5.78	13.88	5.92
Class C	10/15/96
Excluding sales charges		10.71	14.13	5.92
Including sales charges		9.71	14.13	5.92
Class K*	02/28/13	11.87	15.05	6.74
Class R*	01/23/06	11.31	14.69	6.44
Class R4*	11/08/12	11.95	15.07	6.76
Class R5*	11/08/12	12.07	15.11	6.77
Class T*	03/07/11
Excluding sales charges		11.52	14.93	6.66
Including sales charges		5.15	13.58	6.03
Class Y*	06/13/13	11.96	15.07	6.75
Class Z	10/15/96	11.87	15.29	7.00
Blended Index		12.24	14.86	6.97
Russell 3000 Index		22.60	20.03	7.32
Barclays U.S. Aggregate Bond Index		0.12	4.93	4.62

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

The Blended Index consists of 49% Russell 3000 Index, 28.5% Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Unhedged Net) and 6.5% Barclays High Yield Corporate Bond Index and 4% MCSI Emerging Markets Index (Net).The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. On June 20, 2013, the Fund added a Blended Index for Fund performance comparison purposes. This change was made based on a recommendation by the Fund's Investment Manager to the Fund's Board that the Blended Index provides a more appropriate basis for comparing the Fund's performance. Effective as of the same date, the S&P 500 Index will no longer be a benchmark for the Fund's performance. Information on the S&P 500 Index will be included only for a one-year transition period.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Performance of a Hypothetical $10,000 Investment (February 1, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Moderate Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	4.3
Common Stocks	0.0	(a)
Equity Funds	56.8
International	12.0
U.S. Large Cap	33.5
U.S. Mid Cap	7.1
U.S. Small Cap	4.2
Fixed-Income Funds	27.3
Convertible	1.0
Emerging Markets	1.3
High Yield	6.8
International	0.9
Investment Grade	17.3
Money Market Funds	11.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview

Columbia Capital Allocation Aggressive Portfolio

Performance Summary

>  Columbia Capital Allocation Aggressive Portfolio (the Fund) Class A shares returned 14.41% excluding sales charges for the 12-month period that ended January 31, 2014.

>  The Fund underperformed its Blended Index, which returned 14.64% for the same time period.

>  During the same 12-month period, the Russell 3000 Index returned 22.60% and the Barclays U.S. Aggregate Bond Index returned 0.12%.

>  We attribute the Fund's relative performance to mixed results from asset class allocation and underlying fund performance.

Average Annual Total Returns (%) (for period ended January 31, 2014)

	Inception	1 Year	5 Years	Life
Class A	03/04/04
Excluding sales charges		14.41	16.48	6.32
Including sales charges		7.79	15.10	5.69
Class B	03/04/04
Excluding sales charges		13.54	15.60	5.50
Including sales charges		8.54	15.37	5.50
Class C	03/04/04
Excluding sales charges		13.56	15.61	5.50
Including sales charges		12.56	15.61	5.50
Class K	03/04/04	14.52	16.62	6.51
Class R*	09/27/10	14.13	16.22	6.08
Class R4*	06/13/13	14.53	16.51	6.33
Class R5*	06/13/13	14.72	16.55	6.35
Class Y*	06/13/13	14.69	16.54	6.34
Class Z*	09/27/10	14.82	16.71	6.42
Blended Index		14.64	16.67	7.11
Russell 3000 Index		22.60	20.03	7.13
Barclays U.S. Aggregate Bond Index		0.12	4.93	4.56

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B and are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Annual Report 2014

Columbia Capital Allocation Portfolios

Performance Overview (continued)

Columbia Capital Allocation Aggressive Portfolio

The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Unhedged Net), 6% MCSI Emerging Markets Index (Net) and 5% Barclays High Yield Corporate Bond Index. The MSCI EAFE (Europe, Australasia, Far East) Index (Unhedged Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Barclays High Yield Corporate Bond Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. On June 20, 2013, the Fund altered the composition of its Blended Index. This change was made based on a recommendation by the Fund's Investment Manager to the Fund's Board that the new Blended Index provides a more appropriate Fund performance comparison than the prior blended index. The MSCI EAFE Index (Gross) is no longer included as a standalone benchmark for Fund performance comparison purposes.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Performance of a Hypothetical $10,000 Investment (March 4, 2004 – January 31, 2014)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio Overview

Columbia Capital Allocation Aggressive Portfolio

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2014)
Alternative Investment Funds	3.1
Equity Funds	73.1
International	18.5
U.S. Large Cap	40.0
U.S. Mid Cap	10.2
U.S. Small Cap	4.4
Fixed-Income Funds	13.0
Emerging Markets	0.5
High Yield	4.8
Investment Grade	7.7
Money Market Funds	10.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Annual Report 2014

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance

While each of the Funds generated solid positive absolute returns, we attribute the Funds' relative performance to mixed results from asset class allocation and underlying fund performance. For the 12-month period that ended January 31, 2014:

>  Columbia Capital Allocation Conservative Portfolio Class A shares returned 3.28% excluding sales charges, underperforming its Blended Index, which returned 4.16%.

>  Columbia Capital Allocation Moderate Conservative Portfolio Class A shares returned 6.18% excluding sales charges, underperforming its Blended Index, which returned 7.07%.

>  Columbia Capital Allocation Moderate Portfolio Class A shares returned 9.26% excluding sales charges, underperforming its Blended Index, which returned 9.73%.

>  Columbia Capital Allocation Moderate Aggressive Portfolio Class A shares returned 11.67% excluding sales charges, underperforming its Blended Index, which returned 12.24%.

>  Columbia Capital Allocation Aggressive Portfolio Class A shares returned 14.41% excluding sales charges, underperforming its Blended Index, which returned 14.64%.

During the same time frame, the Russell 3000 Index, which measures domestic equities, returned 22.60% and the Barclays U.S. Aggregate Bond Index, which measures the U.S. fixed income market, returned 0.12%.

Global Equity Markets Climbed

Global equity markets declined in January 2014 as volatility spiked and investor risk tolerance lessened on emerging market weakness and reduction of the U.S. Federal Reserve (Fed) stimulus measures. Still, for the annual period overall, global equity markets advanced, climbing to new highs in the fourth quarter of 2013, as the U.S. economy showed signs of improvement. After five years of modest progress, the pace of economic growth picked up, job gains persisted, manufacturing activity accelerated and a rebound in housing continued. Still, global equity market performance varied significantly amongst regions. Developed markets led the way, while emerging markets lost ground.

In the fixed income market, it was a fiscal year of transition. Government bond yields fell in January 2014 on the investor flight to quality, but for the annual period overall, government bond yields rose significantly. In turn, U.S. Treasury debt posted a loss during the annual period, while U.S. high yield corporate bonds posted solid positive returns, representing the two ends of the spectrum within the asset class. Emerging market bonds and inflation-protected bonds also declined.

Positioning and Underlying Fund Performance Generated Mixed Results

Overall, a tactical overweight to equities and underweight to fixed income in each of the Funds boosted relative results, as equities significantly outpaced fixed income during the annual period. Tactical asset allocation via the use of futures contributed positively to Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio, was

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Melda Mergen, CFA, CAIA

Marie Schofield, CFA

Beth Vanney, CFA

Toby Nangle*

*Effective August 2013, Mr. Nangle was named a Portfolio Manager of the Fund.

Investment Risks

Columbia Capital Allocation Portfolios (the Funds) are "fund of funds" comprised of holdings in several different Columbia Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Funds invest has its own investment risks, and those risks can affect the value of the Funds' shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss. The fund manager has a potential conflict of interest in selecting underlying funds because the fees paid to it by some underlying funds might be higher than those paid by other funds. However, the investment manager acts as a fiduciary to the Funds and is legally obligated to act in the Funds' best interest when selecting underlying funds. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

Annual Report 2014

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance (continued)

close to a neutral factor for Columbia Capital Allocation Moderate Portfolio and was a detractor from returns for Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio. Underlying fund performance was additive to relative returns for Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio but detracted somewhat from returns in Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.

More specifically, for each Fund, a sizable underweight to U.S. Treasury securities via underlying funds proved the single greatest positive contributor to relative results. A small tactical exposure to hybrid, or convertible, securities also contributed favorably to relative results for the conservative and moderate Funds. Conversely, exposure to emerging market equities, which generally declined, detracted. The Funds' exposure to absolute return strategies and to emerging market bonds, via underlying funds, detracted as well. An overweight to investment grade credit also hurt, as this fixed income sector lagged both high yield corporate bonds and equities during the annual period. Partially offsetting the impact of tactical asset allocation to the investment grade credit sector was the strong relative performance of the underlying funds focused on investment grade credit strategies. The performance of those underlying funds focused on foreign developed market equities proved beneficial to relative returns as well.

Portfolio Changes

Asset class changes within each Fund's portfolio can be driven by active trading, by directing allocations to select asset classes or by market appreciation or depreciation within a given asset class. In Columbia Capital Allocation Conservative Portfolio, there were no significant changes made during the annual period, though its exposure to equities overall and to absolute return strategies decreased slightly. In Columbia Capital Allocation Moderate Conservative Portfolio, its exposure to equities overall, especially developed market equities, increased slightly, while its allocation to fixed income overall decreased. In Columbia Capital Allocation Moderate Portfolio, its allocations to U.S. mid-cap equities and to emerging market equities decreased and its weighting in fixed income overall increased significantly, especially within the investment grade corporate bond sector. In Columbia Capital Allocation Moderate Aggressive Portfolio, its allocations to fixed income and absolute return strategies overall decreased, while its position in equities increased. In Columbia Capital Allocation Aggressive Portfolio, its weighting in equities overall increased, while its fixed income exposure decreased, and its exposure to real estate investment trusts was eliminated.

Derivative Positions

During the annual period, the use of futures positions on equity indices was implemented via an overlay to the Funds to allow greater flexibility in establishing exposure to a given market than might otherwise be possible. Futures can offer both a liquid and cost efficient means of establishing exposure in a given market and can be used to reduce, or hedge, exposure to risk. Also, some of the underlying funds used derivatives during the annual period to attempt to enhance portfolio return and for hedging purposes as market conditions warranted.

Annual Report 2014

Columbia Capital Allocation Portfolios

Manager Discussion of Fund Performance (continued)

Looking Ahead

The strong equity returns of the past two years present an investment strategy challenge. At the end of January 2014, we believed equities continued to look attractive. However, we also believed stock markets outside the U.S. may show more potential in the year ahead. That said, we remain cautious at present on emerging market equities and intend to look for signs of acceleration in global trade before we selectively add to the sector. Another aspect of our equity investment strategy anticipated for 2014 is an increase in active risk. In our view, with major macro uncertainties, such as recession risk or policy uncertainty, having receded during 2013, we currently expect stock prices to be increasingly influenced by company specific fundamentals. In turn, stock price movement correlation began 2014 at its lowest level in years, which we believe has the potential to provide a much improved environment for active stock selection strategies. In the fixed income market, our current outlook targets sectors that trade on their yield spread relative to U.S. Treasuries, such as U.S. high yield corporate bonds. We also see some value at this time in emerging market sovereign bonds, although we continue to monitor liquidity pressures for these bonds given broad investor skepticism. Finally, our team currently intends to be on the lookout for credit market weakness, negative economic surprise or weakening stock price momentum as the year unfolds. We believe these indicators may help provide some forward guidance on any sustained near-term weakness in the capital markets.

Annual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of each Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

Columbia Capital Allocation Conservative Portfolio

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.30	1,022.58	2.65	2.65	0.52	5.51	5.51	1.08
Class B	1,000.00	1,000.00	1,021.50	1,018.80	6.47	6.46	1.27	9.32	9.31	1.83
Class C	1,000.00	1,000.00	1,020.60	1,018.80	6.47	6.46	1.27	9.32	9.31	1.83
Class K	1,000.00	1,000.00	1,025.00	1,022.94	2.30	2.29	0.45	5.16	5.15	1.01
Class R	1,000.00	1,000.00	1,023.10	1,021.32	3.93	3.92	0.77	6.78	6.78	1.33
Class R4	1,000.00	1,000.00	1,026.00	1,023.89	1.33	1.33	0.26	4.19	4.18	0.82
Class R5	1,000.00	1,000.00	1,026.60	1,024.40	0.82	0.82	0.16	3.68	3.67	0.72
Class Y	1,000.00	1,000.00	1,026.80	1,024.75	0.46	0.46	0.09	3.32	3.32	0.65
Class Z	1,000.00	1,000.00	1,025.60	1,023.84	1.38	1.38	0.27	4.24	4.23	0.83

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Conservative Portfolio

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.50	1,022.84	2.41	2.40	0.47	5.60	5.56	1.09
Class B	1,000.00	1,000.00	1,031.90	1,019.06	6.25	6.21	1.22	9.42	9.36	1.84
Class C	1,000.00	1,000.00	1,032.00	1,019.06	6.25	6.21	1.22	9.42	9.36	1.84
Class K	1,000.00	1,000.00	1,035.60	1,023.24	2.00	1.99	0.39	5.18	5.15	1.01
Class R	1,000.00	1,000.00	1,034.10	1,021.58	3.69	3.67	0.72	6.87	6.83	1.34
Class R4	1,000.00	1,000.00	1,038.20	1,024.35	0.87	0.87	0.17	4.06	4.03	0.79
Class R5	1,000.00	1,000.00	1,036.90	1,024.55	0.67	0.66	0.13	3.85	3.83	0.75
Class Y	1,000.00	1,000.00	1,038.60	1,024.80	0.41	0.41	0.08	3.60	3.57	0.70
Class Z	1,000.00	1,000.00	1,038.00	1,024.10	1.13	1.12	0.22	4.31	4.29	0.84

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Moderate Portfolio

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.80	1,022.84	2.42	2.40	0.47	5.82	5.76	1.13
Class B	1,000.00	1,000.00	1,039.20	1,019.06	6.27	6.21	1.22	9.66	9.57	1.88
Class C	1,000.00	1,000.00	1,039.30	1,019.06	6.27	6.21	1.22	9.66	9.57	1.88
Class K	1,000.00	1,000.00	1,044.40	1,023.34	1.91	1.89	0.37	5.31	5.25	1.03
Class R	1,000.00	1,000.00	1,041.70	1,021.58	3.71	3.67	0.72	7.10	7.03	1.38
Class R4	1,000.00	1,000.00	1,044.70	1,024.05	1.19	1.17	0.23	4.59	4.54	0.89
Class R5	1,000.00	1,000.00	1,045.40	1,024.65	0.57	0.56	0.11	3.97	3.93	0.77
Class Y	1,000.00	1,000.00	1,045.70	1,024.85	0.36	0.36	0.07	3.76	3.73	0.73
Class Z	1,000.00	1,000.00	1,045.20	1,024.10	1.13	1.12	0.22	4.54	4.49	0.88

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2014

Columbia Capital Allocation Portfolios

Understanding Your Fund's Expenses (continued)

(Unaudited)

Columbia Capital Allocation Moderate Aggressive Portfolio

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,052.10	1,022.58	2.69	2.65	0.52	6.26	6.17	1.21
Class B	1,000.00	1,000.00	1,047.10	1,018.85	6.50	6.41	1.26	10.06	9.92	1.95
Class C	1,000.00	1,000.00	1,047.30	1,018.80	6.55	6.46	1.27	10.11	9.97	1.96
Class K	1,000.00	1,000.00	1,052.90	1,023.19	2.07	2.04	0.40	5.64	5.56	1.09
Class R	1,000.00	1,000.00	1,050.00	1,021.37	3.93	3.87	0.76	7.49	7.39	1.45
Class R4	1,000.00	1,000.00	1,052.50	1,023.95	1.29	1.28	0.25	4.86	4.80	0.94
Class R5	1,000.00	1,000.00	1,053.90	1,024.30	0.93	0.92	0.18	4.50	4.44	0.87
Class T	1,000.00	1,000.00	1,051.00	1,022.33	2.95	2.91	0.57	6.51	6.42	1.26
Class Y	1,000.00	1,000.00	1,053.50	1,024.80	0.41	0.41	0.08	3.99	3.93	0.77
Class Z	1,000.00	1,000.00	1,052.60	1,023.89	1.35	1.33	0.26	4.91	4.85	0.95

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Columbia Capital Allocation Aggressive Portfolio

August 1, 2013 – January 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.60	1,022.48	2.80	2.75	0.54	6.59	6.47	1.27
Class B	1,000.00	1,000.00	1,054.90	1,018.70	6.68	6.56	1.29	10.46	10.28	2.02
Class C	1,000.00	1,000.00	1,054.90	1,018.70	6.68	6.56	1.29	10.46	10.28	2.02
Class K	1,000.00	1,000.00	1,059.00	1,023.14	2.13	2.09	0.41	5.92	5.81	1.14
Class R	1,000.00	1,000.00	1,057.50	1,021.27	4.05	3.97	0.78	7.83	7.69	1.51
Class R4	1,000.00	1,000.00	1,060.30	1,023.74	1.51	1.48	0.29	5.30	5.20	1.02
Class R5	1,000.00	1,000.00	1,061.20	1,024.25	0.99	0.97	0.19	4.78	4.69	0.92
Class Y	1,000.00	1,000.00	1,060.90	1,024.80	0.42	0.41	0.08	4.21	4.13	0.81
Class Z	1,000.00	1,000.00	1,060.50	1,023.74	1.51	1.48	0.29	5.30	5.20	1.02

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 17.3%

	Shares	Value ($)
International 5.1%
Columbia European Equity Fund, Class I Shares(a)	758,062	5,579,337
Columbia Overseas Value Fund, Class I Shares(a)	1,045,232	9,198,041
Columbia Pacific/Asia Fund, Class I Shares(a)	236,943	2,040,078
Total		16,817,456
U.S. Large Cap 11.6%
Columbia Contrarian Core Fund, Class I Shares(a)	369,582	7,314,014
Columbia Large Cap Growth Fund, Class I Shares(a)	118,019	3,921,781
Columbia Large Core Quantitative Fund, Class I Shares(a)	972,072	7,932,107
Columbia Large Growth Quantitative Fund, Class I Shares(a)	866,108	7,180,037
Columbia Large Value Quantitative Fund, Class I Shares(a)	1,150,403	9,858,950
Columbia Select Large Cap Equity Fund, Class I Shares(a)	127,107	1,587,570
Total		37,794,459
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares(a)	104,557	2,050,363
Total Equity Funds (Cost: $51,101,263)		56,662,278

Fixed-Income Funds 67.0%

Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	173,742	3,212,487
Emerging Markets 4.2%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	1,283,420	13,796,767
High Yield 2.2%
Columbia Income Opportunities Fund, Class I Shares(a)	716,320	7,199,019
Inflation Protected Securities 4.6%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,628,402	14,867,309

Fixed-Income Funds (continued)

	Shares	Value ($)
International 0.3%
Columbia International Bond Fund, Class I Shares(a)	84,131	907,773
Investment Grade 54.7%
Columbia Corporate Income Fund, Class I Shares(a)	6,700,499	67,206,001
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,123,039	31,074,240
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	10,611,460	57,407,999
Columbia U.S. Treasury Index Fund, Class I Shares(a)	2,082,362	22,926,807
Total		178,615,047
Total Fixed-Income Funds (Cost: $223,141,751)		218,598,402

Alternative Investment Funds 5.9%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	68,004	627,680
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	500,207	4,887,024
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	738,964	7,286,182
Columbia Flexible Capital Income Fund, Class I Shares(a)	535,353	6,418,884
Total Alternative Investment Funds (Cost: $18,593,027)		19,219,770

Money Market Funds 9.6%

Columbia Short-Term Cash Fund, 0.077%(a)(c)	31,246,540	31,246,540
Total Money Market Funds (Cost: $31,246,540)		31,246,540
Total Investments (Cost: $324,082,581)		325,726,990
Other Assets and Liabilities		500,873
Net Assets		326,227,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $685,633 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	42	EUR	1,709,558	03/2014	30,828	—
S&P 500 EMINI	77	USD	6,839,910	03/2014	31,381	—
US 10YR NOTE	130	USD	16,347,500	03/2014	68,790	—
US LONG BOND	13	USD	1,736,719	03/2014	39,582	—
Total					170,581	—

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	13,827	721,448	(46,335)	(395)	688,545	—	—	627,680
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,021,136	539,400	—	(515,071)	6,824	5,052,289	—	165,044	4,887,024
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,879,989	452,064	—	(942,230)	14,288	7,404,111	—	44,825	7,286,182
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	7,811,945	8,212,837	686,187	(16,761,170)	50,201	—	—	—	—
Columbia Acorn International, Class I Shares	493,592	15,223	—	(613,865)	105,050	—	—	5,755	—
Columbia Contrarian Core Fund, Class I Shares	5,707,870	2,125,349	—	(3,178,449)	1,081,402	5,736,172	405,757	67,802	7,314,014

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	3,275,098	131,027	759,237	(2,320,214)	596,712	2,441,860	—	92,657	3,212,487
Columbia Corporate Income Fund, Class I Shares	59,263,940	20,080,033	1,108,571	(13,389,084)	287,592	67,351,052	2,228,884	2,039,184	67,206,001
Columbia Dividend Income Fund, Class I Shares	6,395,874	378,256	—	(8,870,565)	2,096,435	—	91,139	159,351	—
Columbia Dividend Opportunity Fund, Class I Shares	6,224,199	217,529	—	(8,477,880)	2,036,152	—	—	76,793	—
Columbia Emerging Markets Bond Fund, Class I Shares	15,410,247	1,588,139	986,086	(3,868,507)	251,831	14,367,796	185,084	893,525	13,796,767
Columbia Emerging Markets Fund, Class I Shares	2,629,056	390,814	—	(3,093,415)	73,545	—	—	—	—
Columbia European Equity Fund, Class I Shares	5,499,097	697,812	—	(2,524,469)	699,250	4,371,690	218,041	64,580	5,579,337
Columbia Flexible Capital Income Fund, Class I Shares	6,238,751	625,208	—	(1,728,968)	313,091	5,448,082	184,728	283,861	6,418,884
Columbia Income Opportunities Fund, Class I Shares	—	8,305,667	1,826,963	(3,495,178)	564,046	7,201,498	—	246,973	7,199,019
Columbia Inflation Protected Securities Fund, Class I Shares	16,917,420	1,922,057	—	(2,193,612)	15,006	16,660,871	822,574	118,999	14,867,309
Columbia International Bond Fund, Class I Shares	—	13,800	1,075,673	(151,319)	(2,147)	936,007	—	3,422	907,773
Columbia Large Cap Growth Fund, Class I Shares	3,163,286	517,125	—	(1,727,146)	916,965	2,870,230	193,972	25,546	3,921,781

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Large Core Quantitative Fund, Class I Shares	7,773,352	638,977	—	(3,327,838)	1,039,732	6,124,223	—	173,947	7,932,107
Columbia Large Growth Quantitative Fund, Class I Shares	7,883,066	1,734,440	—	(3,026,582)	559,057	7,149,981	1,267,858	93,188	7,180,037
Columbia Large Value Quantitative Fund, Class I Shares	—	10,755,628	—	(419,355)	(13,411)	10,322,862	182,184	49,995	9,858,950
Columbia Limited Duration Credit Fund, Class I Shares	33,008,959	1,385,283	4,831,415	(9,375,900)	1,075,888	30,925,645	325,795	860,269	31,074,240
Columbia Mid Cap Growth Fund, Class I Shares	4,300,392	74,223	—	(4,917,707)	543,092	—	—	—	—
Columbia Mid Cap Value Fund, Class I Shares	4,001,790	133,423	—	(5,460,583)	1,325,370	—	16,244	26,185	—
Columbia Overseas Value Fund, Class I Shares	—	10,501,146	—	(1,378,258)	34,746	9,157,634	—	161,705	9,198,041
Columbia Pacific/Asia Fund, Class I Shares	4,871,875	327,995	—	(3,813,354)	523,912	1,910,428	—	109,474	2,040,078
Columbia Select Large Cap Equity Fund, Class I Shares	1,626,310	644,170	—	(610,695)	42,263	1,702,048	558,317	20,677	1,587,570
Columbia Short-Term Bond Fund, Class I Shares	—	1,773	2,346,150	(2,446,951)	99,028	—	—	696	—
Columbia Short-Term Cash Fund	8,880,035	55,884,448	1,286,385	(34,804,328)	—	31,246,540	—	17,193	31,246,540
Columbia Small Cap Core Fund, Class I Shares	2,269,369	349,530	—	(1,016,609)	153,705	1,755,995	166,374	6,793	2,050,363
Columbia U.S. Government Mortgage Fund, Class I Shares	79,034,500	3,442,029	3,543,442	(26,998,158)	(194,162)	58,827,651	174,609	2,241,851	57,407,999

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	24,703,222	1,071,761	2,470,314	(3,770,634)	(45,292)	24,429,371	256,600	374,417	22,926,807
Total	330,284,370	133,170,993	21,641,871	(175,264,429)	14,249,776	324,082,581	7,278,160	8,424,707	325,726,990

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

EUR  Euro

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Conservative Portfolio

January 31, 2014

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	56,662,278	—	—	56,662,278
Fixed-Income Funds	218,598,402	—	—	218,598,402
Alternative Investment Funds	19,219,770	—	—	19,219,770
Money Market Funds	31,246,540	—	—	31,246,540
Total Mutual Funds	325,726,990	—	—	325,726,990
Investments in Securities	325,726,990	—	—	325,726,990
Derivatives
Assets
Futures Contracts	170,581	—	—	170,581
Total	325,897,571	—	—	325,897,571

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 32.2%

	Shares	Value ($)
International 9.6%
Columbia Emerging Markets Fund, Class I Shares(a)	267,937	2,596,310
Columbia European Equity Fund, Class I Shares(a)	3,223,222	23,722,915
Columbia Overseas Value Fund, Class I Shares(a)	4,085,022	35,948,193
Columbia Pacific/Asia Fund, Class I Shares(a)	489,551	4,215,030
Total		66,482,448
U.S. Large Cap 18.9%
Columbia Contrarian Core Fund, Class I Shares(a)	1,459,388	28,881,298
Columbia Large Cap Growth Fund, Class I Shares(a)	555,483	18,458,691
Columbia Large Core Quantitative Fund, Class I Shares(a)	2,513,712	20,511,887
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,906,779	24,097,196
Columbia Large Value Quantitative Fund, Class I Shares(a)	3,812,900	32,676,549
Columbia Select Large Cap Equity Fund, Class I Shares(a)	550,213	6,872,164
Total		131,497,785
U.S. Mid Cap 2.0%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	220,489	6,938,784
Columbia Mid Cap Value Fund, Class I Shares(a)	393,832	6,911,758
Total		13,850,542
U.S. Small Cap 1.7%
Columbia Small Cap Core Fund, Class I Shares(a)	591,896	11,607,084
Total Equity Funds (Cost: $197,780,046)		223,437,859

Fixed-Income Funds 55.4%

Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	376,103	6,954,138
Emerging Markets 4.4%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,848,368	30,619,953

Fixed-Income Funds (continued)

	Shares	Value ($)
High Yield 4.8%
Columbia Income Opportunities Fund, Class I Shares(a)	3,313,714	33,302,825
Inflation Protected Securities 2.3%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,769,338	16,154,055
International 0.5%
Columbia International Bond Fund, Class I Shares(a)	329,833	3,558,898
Investment Grade 42.4%
Columbia Corporate Income Fund, Class I Shares(a)	13,039,440	130,785,589
Columbia Limited Duration Credit Fund, Class I Shares(a)	4,801,994	47,779,837
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	19,335,274	104,603,834
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,016,783	11,194,782
Total		294,364,042
Total Fixed-Income Funds (Cost: $387,745,812)		384,953,911

Alternative Investment Funds 6.0%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	287,760	2,656,029
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,101,273	10,759,434
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,616,641	15,940,081
Columbia Flexible Capital Income Fund, Class I Shares(a)	1,025,332	12,293,732
Total Alternative Investment Funds (Cost: $40,753,325)		41,649,276

Money Market Funds 6.2%

Columbia Short-Term Cash Fund, 0.077%(a)(c)	42,835,142	42,835,142
Total Money Market Funds (Cost: $42,835,142)		42,835,142
Total Investments (Cost: $669,114,325)		692,876,188
Other Assets and Liabilities		1,320,434
Net Assets		694,196,622

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $1,692,489 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	65	EUR	2,645,744	03/2014	47,710	—
FTSE 100 INDEX	12	GBP	1,274,054	03/2014	—	(2,559)
S&P MID 400 EMINI	43	USD	5,634,290	03/2014	105,675	—
S&P 500 EMINI	167	USD	14,834,610	03/2014	68,061	—
TOPIX INDEX	11	JPY	1,308,114	03/2014	—	(20,887)
US 10YR NOTE	224	USD	28,168,000	03/2014	118,530	—
US 5YR NOTE	21	USD	2,533,125	03/2014	—	(3,984)
US LONG BOND	19	USD	2,538,281	03/2014	57,851	—
Total					397,827	(27,430)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,093,113	189,042	—	(368,457)	(387)	2,913,311	—	—	2,656,029
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	764,615	10,882,058	(551,197)	9,362	11,104,838	—	363,665	10,759,434
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	12,147,574	5,957,741	(1,742,156)	30,486	16,393,645	—	97,391	15,940,081
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	3,103,010	7,842,611	5,888,265	(16,914,839)	80,953	—	—	—	—
Columbia Acorn International, Class I Shares	—	272,705	1,383,674	(1,975,039)	318,660	—	—	16,414	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Contrarian Core Fund, Class I Shares	3,504,763	2,151,660	17,945,115	(5,991,457)	3,100,015	20,710,096	1,586,714	265,140	28,881,298
Columbia Convertible Securities Fund, Class I Shares	3,266,840	384,582	5,797,364	(4,703,984)	930,560	5,675,362	—	241,324	6,954,138
Columbia Corporate Income Fund, Class I Shares	21,542,055	31,829,628	95,557,887	(18,722,765)	717,161	130,923,966	4,321,991	3,510,386	130,785,589
Columbia Dividend Income Fund, Class I Shares	3,744,144	2,123,066	11,344,409	(22,824,812)	5,613,193	—	236,654	409,469	—
Columbia Dividend Opportunity Fund, Class I Shares	2,841,232	541,316	16,842,000	(27,058,767)	6,834,219	—	—	323,015	—
Columbia Emerging Markets Bond Fund, Class I Shares	3,969,319	3,278,931	26,609,375	(1,976,529)	77,081	31,958,177	408,236	1,717,372	30,619,953
Columbia Emerging Markets Fund, Class I Shares	2,593,605	467,132	8,732,958	(9,442,822)	177,834	2,528,707	—	21,126	2,596,310
Columbia European Equity Fund, Class I Shares	—	7,845,643	15,826,456	(5,471,156)	1,470,605	19,671,548	915,127	271,046	23,722,915
Columbia Flexible Capital Income Fund, Class I Shares	—	1,004,621	10,930,665	(1,953,661)	359,907	10,341,532	348,279	518,726	12,293,732
Columbia Greater China Fund, Class I Shares	582,268	169,701	5,575,179	(6,561,240)	234,092	—	—	—	—
Columbia Income Opportunities Fund, Class I Shares	9,479,006	2,559,955	22,881,690	(3,852,306)	771,036	31,839,381	—	1,655,425	33,302,825
Columbia Inflation Protected Securities Fund, Class I Shares	—	7,007,059	11,762,584	(985,985)	(384)	17,783,274	893,911	109,236	16,154,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia International Bond Fund, Class I Shares	3,611,295	352,149	—	(275,220)	(588)	3,687,636	—	29,024	3,558,898
Columbia Large Cap Growth Fund, Class I Shares	4,258,884	1,283,794	9,197,416	(3,695,585)	1,477,154	12,521,663	887,921	116,939	18,458,691
Columbia Large Core Quantitative Fund, Class I Shares	3,932,314	618,302	13,826,319	(6,665,779)	3,237,048	14,948,204	—	448,506	20,511,887
Columbia Large Growth Quantitative Fund, Class I Shares	3,843,757	4,677,123	19,893,556	(5,974,383)	1,655,194	24,095,247	4,242,655	311,836	24,097,196
Columbia Large Value Quantitative Fund, Class I Shares	1,068,727	35,097,810	—	(1,904,709)	208,447	34,470,275	843,096	231,359	32,676,549
Columbia Limited Duration Credit Fund, Class I Shares	8,479,987	3,006,111	39,536,830	(4,456,528)	125,962	46,692,362	498,390	1,151,537	47,779,837
Columbia Mid Cap Growth Fund, Class I Shares	2,392,020	856,814	13,970,190	(13,679,176)	2,579,790	6,119,638	659,147	—	6,938,784
Columbia Mid Cap Value Fund, Class I Shares	2,187,845	1,273,322	14,501,715	(16,562,991)	4,332,678	5,732,569	776,471	134,904	6,911,758
Columbia Overseas Value Fund, Class I Shares	—	37,905,764	—	(2,318,581)	62,408	35,649,591	—	649,383	35,948,193
Columbia Pacific/Asia Fund, Class I Shares	1,147,334	2,506,012	13,358,653	(15,281,771)	2,399,658	4,129,886	—	257,563	4,215,030
Columbia Select Large Cap Equity Fund, Class I Shares	—	2,598,365	6,607,857	(2,152,491)	161,961	7,215,692	2,387,479	88,386	6,872,164
Columbia Short-Term Cash Fund	2,975,445	97,482,037	3,512,660	(61,135,000)	—	42,835,142	—	21,806	42,835,142
Columbia Small Cap Core Fund, Class I Shares	—	2,912,361	11,609,154	(5,418,974)	884,389	9,986,930	929,636	37,956	11,607,084
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares	775,229	5,036	—	(775,412)	(4,853)	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	713,553	95,345	—	(848,779)	39,881	—	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	18,762,330	7,478,975	116,983,046	(35,783,177)	(153,235)	107,287,939	316,375	3,623,041	104,603,834
Columbia U.S. Treasury Index Fund, Class I Shares	—	682,435	12,096,779	(834,665)	(46,835)	11,897,714	124,457	157,134	11,194,782
Total	111,868,075	279,411,596	549,011,595	(308,860,393)	37,683,452	669,114,325	20,376,539	16,779,109	692,876,188

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

January 31, 2014

Fair Value Measurements (continued)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	223,437,859	—	—	223,437,859
Fixed-Income Funds	384,953,911	—	—	384,953,911
Alternative Investment Funds	41,649,276	—	—	41,649,276
Money Market Funds	42,835,142	—	—	42,835,142
Total Mutual Funds	692,876,188	—	—	692,876,188
Investments in Securities	692,876,188	—	—	692,876,188
Derivatives
Assets
Futures Contracts	397,827	—	—	397,827
Liabilities
Futures Contracts	(27,430)	—	—	(27,430)
Total	693,246,585	—	—	693,246,585

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 44.6%

	Shares	Value ($)
International 10.5%
Columbia Emerging Markets Fund, Class I Shares(a)	3,031,583	29,376,034
Columbia European Equity Fund, Class I Shares(a)	10,706,215	78,797,743
Columbia Overseas Value Fund, Class I Shares(a)	923,655	8,128,165
Columbia Pacific/Asia Fund, Class I Shares(a)	6,736,075	57,997,608
Total		174,299,550
U.S. Large Cap 26.7%
Columbia Contrarian Core Fund, Class I Shares(a)	5,500,032	108,845,630
Columbia Large Cap Growth Fund, Class I Shares(a)	877,863	29,171,384
Columbia Large Core Quantitative Fund, Class I Shares(a)	8,538,483	69,674,018
Columbia Large Growth Quantitative Fund, Class I Shares(a)	6,386,529	52,944,327
Columbia Large Value Quantitative Fund, Class I Shares(a)	8,555,239	73,318,400
Columbia Select Large Cap Equity Fund, Class I Shares(a)	2,160,333	26,982,561
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	2,435,186	46,755,563
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,761,599	37,204,977
Total		444,896,860
U.S. Mid Cap 4.4%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,174,610	36,964,985
Columbia Mid Cap Value Fund, Class I Shares(a)	1,046,336	18,363,206
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	1,744,906	18,251,715
Total		73,579,906
U.S. Small Cap 3.0%
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	737,747	16,473,894
Columbia Small Cap Core Fund, Class I Shares(a)	1,260,327	24,715,005
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	256,513	8,380,286
Total		49,569,185
Total Equity Funds (Cost: $604,227,901)		742,345,501

Fixed-Income Funds 41.8%

	Shares	Value ($)
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	918,600	16,984,911
Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,710,649	29,139,475
High Yield 6.6%
Columbia Income Opportunities Fund, Class I Shares(a)	10,859,985	109,142,851
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	1,617,002	14,763,226
Investment Grade 31.6%
Columbia Corporate Income Fund, Class I Shares(a)	15,563,352	156,100,420
Columbia Intermediate Bond Fund, Class I Shares(a)	24,630,513	223,398,751
Columbia Limited Duration Credit Fund, Class I Shares(a)	3,790,734	37,717,805
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	20,044,644	108,441,524
Total		525,658,500
Total Fixed-Income Funds (Cost: $694,230,784)		695,688,963

Alternative Investment Funds 4.8%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,009,680	9,319,349
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,861,965	27,961,401
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	3,544,115	34,944,977
Columbia Flexible Capital Income Fund, Class I Shares(a)	725,513	8,698,895
Total Alternative Investment Funds (Cost: $82,145,879)		80,924,622

Money Market Funds 8.4%

Columbia Short-Term Cash Fund, 0.077%(a)(c)	139,047,874	139,047,874
Total Money Market Funds (Cost: $139,047,874)		139,047,874
Total Investments (Cost: $1,519,652,438)		1,658,006,960
Other Assets and Liabilities		6,591,530
Net Assets		1,664,598,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $7,239,610 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	909	EUR	36,999,710	03/2014	667,212	—
FTSE 100 INDEX	191	GBP	20,278,698	03/2014	—	(40,725)
HANG SENG INDEX	18	HKD	2,551,341	02/2014	5,546	—
MSCI SING IX ETS	25	SGD	1,348,737	02/2014	3,780	—
S&P MID 400 EMINI	198	USD	25,943,940	03/2014	486,593	—
S&P 500 EMINI	192	USD	17,055,360	03/2014	78,250	—
SPI 200	61	AUD	6,863,869	03/2014	77,357	—
TOPIX INDEX	160	JPY	19,027,112	03/2014	—	(303,814)
US 10YR NOTE	117	USD	14,712,750	03/2014	61,911	—
US LONG BOND	40	USD	5,343,750	03/2014	121,791	—
Total					1,502,440	(344,539)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	10,169,275	(40,247)	(57)	10,128,971	—	—	9,319,349
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,935,143	4,046,090	(95,817)	1,976	28,887,392	—	937,127	27,961,401
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	36,503,547	(638,737)	(2,487)	35,862,323	—	212,622	34,944,977
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	26,834,487	1,063,889	(28,328,902)	430,526	—	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Acorn International, Class I Shares	5,571,949	68,340	(6,861,904)	1,221,615	—	—	67,134	—
Columbia Contrarian Core Fund, Class I Shares	66,287,264	20,864,926	(9,777,525)	1,499,035	78,873,700	5,904,812	986,695	108,845,630
Columbia Convertible Securities Fund, Class I Shares	37,164,165	940,777	(29,586,752)	4,215,867	12,734,057	—	915,753	16,984,911
Columbia Corporate Income Fund, Class I Shares	105,013,134	52,889,210	(1,353,647)	5,072	156,553,769	4,979,217	3,955,690	156,100,420
Columbia Dividend Income Fund, Class I Shares	41,761,782	1,739,695	(56,537,710)	13,036,233	—	560,748	975,390	—
Columbia Dividend Opportunity Fund, Class I Shares	29,050,913	706,774	(46,304,093)	16,546,406	—	—	635,280	—
Columbia Emerging Markets Bond Fund, Class I Shares	27,223,389	3,323,957	(224,043)	7,290	30,330,593	386,341	1,717,652	29,139,475
Columbia Emerging Markets Fund, Class I Shares	43,323,419	6,020,255	(18,451,000)	(1,081,717)	29,810,957	—	210,537	29,376,034
Columbia European Equity Fund, Class I Shares	61,659,902	3,963,388	(8,114,725)	2,230,904	59,739,469	2,952,403	874,454	78,797,743
Columbia Flexible Capital Income Fund, Class I Shares	7,145,124	600,288	(584,714)	106,495	7,267,193	241,073	350,970	8,698,895
Columbia Greater China Fund, Class I Shares	18,291,674	301,025	(19,624,648)	1,031,949	—	—	—	—
Columbia Income Opportunities Fund, Class I Shares	59,076,436	44,317,117	(917,874)	228,986	102,704,665	—	4,677,459	109,142,851
Columbia Inflation Protected Securities Fund, Class I Shares	22,356,202	2,278,725	(8,220,169)	323,092	16,737,850	796,370	109,511	14,763,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Intermediate Bond Fund, Class I Shares	217,348,681	33,152,195	(26,157,981)	1,810,799	226,153,694	4,212,962	6,227,580	223,398,751
Columbia Large Cap Growth Fund, Class I Shares	17,577,352	1,583,819	(4,215,239)	2,179,958	17,125,890	1,374,323	180,998	29,171,384
Columbia Large Core Quantitative Fund, Class I Shares	49,037,558	1,607,293	(7,278,316)	3,817,537	47,184,072	—	1,509,696	69,674,018
Columbia Large Growth Quantitative Fund, Class I Shares	43,387,039	9,990,209	(5,180,084)	180,965	48,378,129	9,225,152	678,051	52,944,327
Columbia Large Value Quantitative Fund, Class I Shares	—	77,265,278	(19,112)	(847)	77,245,319	1,721,206	472,326	73,318,400
Columbia Limited Duration Credit Fund, Class I Shares	44,047,161	5,914,354	(13,122,743)	971,225	37,809,997	384,041	1,039,461	37,717,805
Columbia Mid Cap Growth Fund, Class I Shares	61,674,204	3,530,946	(42,115,941)	8,590,768	31,679,977	3,403,054	—	36,964,985
Columbia Mid Cap Value Fund, Class I Shares	25,280,542	2,176,995	(16,413,880)	3,744,011	14,787,668	1,937,199	216,417	18,363,206
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,371,241	1,588,485	(26,331,323)	14,873,625	12,502,028	1,281,417	251,708	18,251,715
Columbia Overseas Value Fund, Class I Shares	—	8,405,206	—	—	8,405,206	—	—	8,128,165
Columbia Pacific/Asia Fund, Class I Shares	57,007,991	2,530,869	(8,460,262)	822,726	51,901,324	—	1,709,347	57,997,608
Columbia Select Large Cap Equity Fund, Class I Shares	21,921,631	8,954,891	(1,745,678)	129,965	29,260,809	8,555,850	333,926	26,982,561
Columbia Select Large Cap Growth Fund, Class I Shares	36,823,290	1,783,655	(10,565,852)	2,409,729	30,450,822	1,735,923	—	46,755,563

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Select Large-Cap Value Fund, Class I Shares	26,120,578	1,442,134	(3,846,542)	1,381,926	25,098,096	717,073	570,730	37,204,977
Columbia Select Smaller-Cap Value Fund, Class I Shares	15,585,003	1,017,089	(4,916,857)	958,810	12,644,045	1,010,203	—	16,473,894
Columbia Short-Term Cash Fund	5,311,411	194,219,796	(60,483,333)	—	139,047,874	—	43,901	139,047,874
Columbia Small Cap Core Fund, Class I Shares	23,661,151	2,078,139	(5,459,604)	856,402	21,136,088	1,944,424	79,389	24,715,005
Columbia Small Cap Growth Fund I, Class I Shares	8,605,454	1,248,728	(1,900,140)	50,260	8,004,302	1,216,258	—	8,380,286
Columbia U.S. Government Mortgage Fund, Class I Shares	150,015,008	10,249,814	(49,098,047)	39,384	111,206,159	318,694	4,227,726	108,441,524
Total	1,401,470,278	558,537,173	(522,973,441)	82,618,428	1,519,652,438	54,858,743	34,167,530	1,658,006,960

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

AUD  Australian Dollar

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Portfolio

January 31, 2014

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	742,345,501	—	—	742,345,501
Fixed-Income Funds	695,688,963	—	—	695,688,963
Alternative Investment Funds	80,924,622	—	—	80,924,622
Money Market Funds	139,047,874	—	—	139,047,874
Total Mutual Funds	1,658,006,960	—	—	1,658,006,960
Investments in Securities	1,658,006,960	—	—	1,658,006,960
Derivatives
Assets
Futures Contracts	1,502,440	—	—	1,502,440
Liabilities
Futures Contracts	(344,539)	—	—	(344,539)
Total	1,659,164,861	—	—	1,659,164,861

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 56.5%

	Shares	Value ($)
International 11.9%
Columbia Emerging Markets Fund, Class I Shares(a)	8,952,289	86,747,682
Columbia European Equity Fund, Class I Shares(a)	10,248,468	75,428,720
Columbia Overseas Value Fund, Class I Shares(a)	4,190,170	36,873,497
Columbia Pacific/Asia Fund, Class I Shares(a)	9,090,506	78,269,256
Total		277,319,155
U.S. Large Cap 33.4%
Columbia Contrarian Core Fund, Class I Shares(a)	7,918,266	156,702,475
Columbia Large Cap Growth Fund, Class I Shares(a)	2,236,336	74,313,447
Columbia Large Core Quantitative Fund, Class I Shares(a)	16,998,632	138,708,840
Columbia Large Growth Quantitative Fund, Class I Shares(a)	7,141,386	59,202,087
Columbia Large Value Quantitative Fund, Class I Shares(a)	17,310,378	148,349,939
Columbia Select Large Cap Equity Fund, Class I Shares(a)	2,828,601	35,329,225
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	4,726,444	90,747,734
Columbia Select Large-Cap Value Fund, Class I Shares(a)	3,591,747	75,857,701
Total		779,211,448
U.S. Mid Cap 7.1%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	2,618,706	82,410,678
Columbia Mid Cap Value Fund, Class I Shares(a)	2,346,719	41,184,911
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	3,925,621	41,062,002
Total		164,657,591
U.S. Small Cap 4.1%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)(b)	2,108,599	16,215,126
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	144,887	3,235,318
Columbia Small Cap Core Fund, Class I Shares(a)	647,023	12,688,122
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	1,436,410	46,927,527

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Value Fund II, Class I Shares(a)	974,507	17,463,165
Total		96,529,258
Total Equity Funds (Cost: $1,091,846,498)		1,317,717,452

Fixed-Income Funds 27.2%

Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares(a)	1,290,299	23,857,626
Emerging Markets 1.3%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	2,723,847	29,281,353
High Yield 6.8%
Columbia High Yield Bond Fund, Class I Shares(a)	7,924,798	23,615,898
Columbia Income Opportunities Fund, Class I Shares(a)	13,470,925	135,382,800
Total		158,998,698
International 0.9%
Columbia International Bond Fund, Class I Shares(a)	1,876,664	20,249,206
Investment Grade 17.2%
Columbia Corporate Income Fund, Class I Shares(a)	21,902,270	219,679,769
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	31,290,562	169,281,939
Columbia U.S. Treasury Index Fund, Class I Shares(a)	1,046,104	11,517,610
Total		400,479,318
Total Fixed-Income Funds (Cost: $628,678,450)		632,866,201

Alternative Investment Funds 4.3%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	1,437,729	13,270,243
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,365,719	23,113,078
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	4,303,168	42,429,232

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Alternative Investment Funds (continued)

	Shares	Value ($)
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,886,578	15,356,741
Columbia Flexible Capital Income Fund, Class I Shares(a)	543,190	6,512,848
Total Alternative Investment Funds (Cost: $105,262,903)		100,682,142

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Staples —%
Food Products —%
China Milk Products Group Ltd.(b)(c)(d)	322,000	10,088
Total		10,088
Total Consumer Staples		10,088
Total Common Stocks (Cost: $172,880)		10,088

Money Market Funds 11.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.077%(a)(e)	269,023,971	269,023,971
Total Money Market Funds (Cost: $269,023,971)		269,023,971
Total Investments (Cost: $2,094,984,702)		2,320,299,854
Other Assets and Liabilities		11,771,960
Net Assets		2,332,071,814

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $13,154,997 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	1,288	EUR	52,426,432	03/2014	945,400	—
FTSE 100 INDEX	448	GBP	47,564,695	03/2014	—	(95,524)
HANG SENG INDEX	26	HKD	3,685,270	02/2014	8,010	—
MSCI SING IX ETS	35	SGD	1,888,232	02/2014	5,292	—
S&P MID 400 EMINI	360	USD	47,170,800	03/2014	884,718	—
S&P 500 EMINI	545	USD	48,412,350	03/2014	222,115	—
SPI 200	87	AUD	9,789,452	03/2014	110,329	—
TOPIX INDEX	381	JPY	45,308,310	03/2014	—	(723,456)
US 10YR NOTE	46	USD	5,784,500	03/2014	24,341	—
Total					2,200,205	(818,980)

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	20,431,617	590,474	—	(6,309,223)	(189,714)	14,523,154	—	—	13,270,243
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	—	2,188,934	22,096,487	(471,348)	16,532	23,830,605	—	775,535	23,113,078
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	43,265,702	11,238,242	(11,018,830)	301,771	43,786,885	—	258,581	42,429,232
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	28,385,193	4,042,184	—	(32,760,225)	332,848	—	—	—	—
Columbia Acorn International, Class I Shares	—	5,690,068	5,197,321	(12,500,799)	1,613,410	—		62,612	—
Columbia Commodity Strategy Fund, Class I Shares	15,822,726	2,478,143	—	(557,700)	(61,949)	17,681,220	—	—	15,356,741
Columbia Contrarian Core Fund, Class I Shares	61,074,118	15,598,903	58,361,771	(25,697,979)	6,205,701	115,542,514	8,526,789	1,424,828	156,702,475
Columbia Convertible Securities Fund, Class I Shares	20,181,499	1,071,743	22,870,971	(29,433,698)	4,872,973	19,563,488	—	1,071,609	23,857,626
Columbia Corporate Income Fund, Class I Shares	87,819,499	30,648,444	114,120,451	(14,700,937)	874,447	218,761,904	7,010,977	6,451,605	219,679,769

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Diversified Equity Income Fund, Class I Shares	—	507,353	18,294,184	(33,082,300)	14,280,763	—		498,886	—
Columbia Dividend Income Fund, Class I Shares	28,016,458	2,185,034	21,066,396	(67,612,210)	16,344,322	—	788,882	1,297,444	—
Columbia Dividend Opportunity Fund, Class I Shares	29,380,802	934,551	18,004,662	(68,445,645)	20,125,630	—	—	918,513	—
Columbia Emerging Markets Bond Fund, Class I Shares	18,857,088	2,580,010	10,239,918	(789,040)	63,827	30,951,803	388,821	1,698,818	29,281,353
Columbia Emerging Markets Fund, Class I Shares	59,828,969	5,949,537	37,874,525	(13,753,201)	(1,770,186)	88,129,644	—	575,519	86,747,682
Columbia European Equity Fund, Class I Shares	5,010,513	3,707,267	58,735,854	(12,268,972)	2,681,790	57,866,452	2,841,587	841,632	75,428,720
Columbia Flexible Capital Income Fund, Class I Shares	—	444,043	5,371,536	(456,295)	81,755	5,441,039	180,755	263,015	6,512,848
Columbia Greater China Fund, Class I Shares	10,697,282	51,263	21,604,692	(35,435,480)	3,082,243	—	—	—	—
Columbia High Yield Bond Fund, Class I Shares	15,467,222	7,954,881	—	(685,829)	54,511	22,790,785	—	1,168,471	23,615,898
Columbia Income Opportunities Fund, Class I Shares	29,961,446	54,811,748	48,243,744	(3,635,576)	537,147	129,918,509	—	5,526,644	135,382,800
Columbia Inflation Protected Securities Fund, Class I Shares	—	28,885,983	11,015,504	(39,294,079)	(607,408)	—		120,199	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia International Bond Fund, Class I Shares	19,948,943	1,708,055	—	(690,852)	8,938	20,975,084	—	157,449	20,249,206
Columbia Large Cap Growth Fund, Class I Shares	26,644,877	4,013,826	26,827,041	(11,226,765)	2,444,480	48,703,459	3,517,066	463,196	74,313,447
Columbia Large Core Quantitative Fund, Class I Shares	73,178,103	3,081,473	39,425,893	(24,822,901)	11,773,110	102,635,678	—	3,009,902	138,708,840
Columbia Large Growth Quantitative Fund, Class I Shares	21,908,974	11,174,517	32,754,615	(11,426,508)	1,822,677	56,234,275	10,328,149	759,121	59,202,087
Columbia Large Value Quantitative Fund, Class I Shares	19,968,324	139,393,608	—	(8,287,990)	1,359,583	152,433,525	3,343,488	917,505	148,349,939
Columbia Limited Duration Credit Fund, Class I Shares	31,001,809	971,749	—	(31,801,752)	(171,806)	—	—	316,143	—
Columbia Mid Cap Growth Fund, Class I Shares	45,997,749	7,676,295	55,114,532	(47,913,787)	8,317,913	69,192,702	7,634,709	—	82,410,678
Columbia Mid Cap Value Fund, Class I Shares	43,114,554	5,088,531	31,775,546	(61,717,338)	15,700,157	33,961,450	4,448,996	617,088	41,184,911
Columbia Mid Cap Value Opportunity Fund, Class I Shares	—	5,279,206	21,073,866	(5,055,716)	2,890,006	24,187,362	2,896,133	568,885	41,062,002
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	—	1,635,885	8,061,074	(2,220,547)	1,372,189	8,848,601	1,624,836	—	16,215,126
Columbia Overseas Value Fund, Class I Shares	24,626,781	12,002,843	—	(2,894,549)	240,402	33,975,477	—	481,493	36,873,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Pacific/Asia Fund, Class I Shares	25,666,223	2,592,749	54,979,552	(13,342,657)	823,746	70,719,613	—	2,328,197	78,269,256
Columbia Real Estate Equity Fund, Class I Shares	—	729,339	8,978,990	(12,130,239)	2,421,910	—	73,100	189,048	—
Columbia Select Large Cap Equity Fund, Class I Shares	—	11,972,999	30,398,085	(4,630,895)	379,654	38,119,843	11,498,038	441,903	35,329,225
Columbia Select Large Cap Growth Fund, Class I Shares	38,937,654	3,398,285	35,656,369	(21,119,870)	5,617,792	62,490,230	3,397,152	—	90,747,734
Columbia Select Large-Cap Value Fund, Class I Shares	10,015,392	24,736,005	31,223,593	(12,214,756)	3,488,753	57,248,987	1,465,682	1,166,561	75,857,701
Columbia Select Smaller-Cap Value Fund, Class I Shares	—	199,756	2,916,104	(711,604)	118,233	2,522,489	198,828	—	3,235,318
Columbia Short-Term Cash Fund	21,553,489	425,375,483	9,599,712	(187,504,713)	—	269,023,971	—	93,390	269,023,971
Columbia Small Cap Core Fund, Class I Shares	—	1,051,400	11,542,641	(2,084,340)	348,581	10,858,282	1,001,577	40,893	12,688,122
Columbia Small Cap Growth Fund I, Class I Shares	39,223,375	6,902,748	18,921,537	(23,684,964)	2,084,449	43,447,145	6,844,042	—	46,927,527
Columbia Small Cap Value Fund I, Class I Shares	15,919,496	71	—	(16,664,777)	745,210	—	—	—	—
Columbia Small Cap Value Fund II, Class I Shares	20,426,189	2,176,275	—	(9,505,121)	1,631,427	14,728,770	2,043,541	124,938	17,463,165

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Received in Merger ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	71,979,881	8,512,000	113,337,038	(20,834,874)	498,815	173,492,860	499,869	5,168,161	169,281,939
Columbia U.S. Treasury Index Fund, Class I Shares	—	960,615	11,635,389	(359,028)	(12,959)	12,224,017	125,110	154,960	11,517,610
Total	981,046,245	894,219,978	1,028,557,835	(941,755,909)	132,743,673	2,094,811,822	80,678,127	39,952,744	2,320,289,766

(b)  Non-income producing.

(c)  Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2014 was $10,088, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11/17/10	172,880

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2014, the value of these securities amounted to $10,088, which represents less than 0.01% of net assets.

(e)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

AUD  Australian Dollar

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Fair Value Measurements (continued)

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

January 31, 2014

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,317,717,452	—	—	1,317,717,452
Fixed-Income Funds	632,866,201	—	—	632,866,201
Alternative Investment Funds	100,682,142	—	—	100,682,142
Money Market Funds	269,023,971	—	—	269,023,971
Total Mutual Funds	2,320,289,766	—	—	2,320,289,766
Equity Securities
Common Stocks
Consumer Staples	—	—	10,088	10,088
Total Equity Securities	—	—	10,088	10,088
Investments in Securities	2,320,289,766	—	10,088	2,320,299,854
Derivatives
Assets
Futures Contracts	2,200,205	—	—	2,200,205
Liabilities
Futures Contracts	(818,980)	—	—	(818,980)
Total	2,321,670,991	—	10,088	2,321,681,079

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

(Percentages represent value of investments compared to net assets)

Equity Funds 72.6%

	Shares	Value ($)
International 18.4%
Columbia Emerging Markets Fund, Class I Shares(a)	3,532,103	34,226,076
Columbia European Equity Fund, Class I Shares(a)	6,518,001	47,972,489
Columbia Overseas Value Fund, Class I Shares(a)	356,450	3,136,760
Columbia Pacific/Asia Fund, Class I Shares(a)	3,732,500	32,136,829
Total		117,472,154
U.S. Large Cap 39.8%
Columbia Contrarian Core Fund, Class I Shares(a)	2,560,559	50,673,459
Columbia Large Cap Growth Fund, Class I Shares(a)	594,857	19,767,115
Columbia Large Core Quantitative Fund, Class I Shares(a)	4,050,019	33,048,155
Columbia Large Growth Quantitative Fund, Class I Shares(a)	2,380,684	19,735,867
Columbia Large Value Quantitative Fund, Class I Shares(a)	5,115,025	43,835,767
Columbia Select Large Cap Equity Fund, Class I Shares(a)	2,159,170	26,968,027
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	1,874,594	35,992,212
Columbia Select Large-Cap Value Fund, Class I Shares(a)	1,139,509	24,066,435
Total		254,087,037
U.S. Mid Cap 10.1%
Columbia Mid Cap Growth Fund, Class I Shares(a)(b)	1,024,887	32,253,199
Columbia Mid Cap Value Fund, Class I Shares(a)	737,956	12,951,116
Columbia Mid Cap Value Opportunity Fund, Class I Shares(a)	1,844,169	19,290,008
Total		64,494,323
U.S. Small Cap 4.3%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares(a)(b)	828,323	6,369,804
Columbia Select Smaller-Cap Value Fund, Class I Shares(a)(b)	212,531	4,745,822
Columbia Small Cap Core Fund, Class I Shares(a)	518,993	10,177,454

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Growth Fund I, Class I Shares(a)(b)	196,998	6,435,905
Total		27,728,985
Total Equity Funds (Cost: $375,205,062)		463,782,499

Fixed-Income Funds 13.0%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	294,928	3,170,479
High Yield 4.8%
Columbia High Yield Bond Fund, Class I Shares(a)	3,249,311	9,682,948
Columbia Income Opportunities Fund, Class I Shares(a)	2,083,692	20,941,106
Total		30,624,054
Investment Grade 7.7%
Columbia Corporate Income Fund, Class I Shares(a)	3,255,008	32,647,729
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	3,001,044	16,235,646
Total		48,883,375
Total Fixed-Income Funds (Cost: $82,165,944)		82,677,908

Alternative Investment Funds 3.1%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	175,516	1,620,011
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	655,318	6,402,454
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	336,034	3,313,294
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	624,981	5,087,348
Columbia Flexible Capital Income Fund, Class I Shares(a)	278,333	3,337,215
Total Alternative Investment Funds (Cost: $19,903,201)		19,760,322

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

Money Market Funds 10.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.077%(a)(c)	68,866,948	68,866,948
Total Money Market Funds (Cost: $68,866,948)		68,866,948
Total Investments (Cost: $546,141,155)		635,087,677
Other Assets and Liabilities		3,411,138
Net Assets		638,498,815

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2014

At January 31, 2014, cash totaling $3,557,303 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	357	EUR	14,531,239	03/2014	262,040	—
FTSE 100 INDEX	75	GBP	7,962,840	03/2014	—	(15,992)
HANG SENG INDEX	8	HKD	1,133,929	02/2014	2,465	—
MSCI SING IX ETS	9	SGD	485,545	02/2014	1,361	—
S&P MID 400 EMINI	123	USD	16,116,690	03/2014	302,279	—
S&P 500 EMINI	198	USD	17,588,340	03/2014	80,695	—
SPI 200	24	AUD	2,700,538	03/2014	30,436	—
TOPIX INDEX	63	JPY	7,491,925	03/2014	—	(119,627)
Total					679,276	(135,619)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended January 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	6,697,226	(4,894,222)	(59,067)	1,743,937	—	—	1,620,011
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	10,428,525	2,334,074	(6,204,046)	88,477	6,647,030	—	214,640	6,402,454
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5,334,729	15,060,889	(17,150,072)	155,026	3,400,572	—	17,918	3,313,294
Columbia Acorn International, Class I Shares	3,690,678	49,236	(4,691,117)	951,203	—	—	45,669	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	6,676,301	(1,332,440)	(32,969)	5,310,892	—	—	5,087,348
Columbia Contrarian Core Fund, Class I Shares	34,611,910	4,504,001	(3,831,964)	473,754	35,757,701	2,740,782	457,985	50,673,459
Columbia Corporate Income Fund, Class I Shares	30,537,906	10,779,083	(8,740,277)	164,126	32,740,838	1,122,591	1,052,960	32,647,729
Columbia Diversified Equity Income Fund, Class I Shares	10,872,643	602,172	(19,903,225)	8,428,410	—	—	295,634	—
Columbia Dividend Income Fund, Class I Shares	12,623,770	782,425	(17,539,772)	4,133,577	—	214,267	340,842	—
Columbia Dividend Opportunity Fund, Class I Shares	11,167,781	288,958	(18,274,341)	6,817,602	—	—	209,901	—
Columbia Emerging Markets Bond Fund, Class I Shares	—	6,329,490	(3,048,878)	7,960	3,288,572	42,451	156,413	3,170,479
Columbia Emerging Markets Fund, Class I Shares	21,250,020	14,010,707	(1,823,878)	108,509	33,545,358	—	221,778	34,226,076
Columbia European Equity Fund, Class I Shares	38,773,787	2,387,525	(6,168,343)	1,519,412	36,512,381	1,772,236	524,908	47,972,489
Columbia Flexible Capital Income Fund, Class I Shares	2,588,587	289,494	(93,062)	15,752	2,800,771	91,853	130,193	3,337,215
Columbia Greater China Fund, Class I Shares	15,448,229	347,045	(17,790,862)	1,995,588	—	—	—	—
Columbia High Yield Bond Fund, Class I Shares	—	9,742,169	(32,486)	(155)	9,709,528	—	294,498	9,682,948
Columbia Income Opportunities Fund, Class I Shares	16,852,840	3,115,742	(141,589)	23,098	19,850,091	—	1,035,495	20,941,106
Columbia Large Cap Growth Fund, Class I Shares	10,603,738	1,064,832	(1,121,749)	284,297	10,831,118	926,148	121,973	19,767,115
Columbia Large Core Quantitative Fund, Class I Shares	21,086,161	1,106,182	(2,303,393)	401,184	20,290,134	—	710,698	33,048,155
Columbia Large Growth Quantitative Fund, Class I Shares	15,115,258	3,771,811	(1,511,089)	630,212	18,006,192	3,412,881	250,848	19,735,867
Columbia Large Value Quantitative Fund, Class I Shares	—	45,966,722	—	—	45,966,722	569,236	156,207	43,835,767
Columbia Mid Cap Growth Fund, Class I Shares	38,291,293	3,076,261	(16,071,986)	1,475,616	26,771,184	2,954,528	—	32,253,199
Columbia Mid Cap Value Fund, Class I Shares	15,479,714	1,488,834	(8,194,161)	1,737,450	10,511,837	1,346,369	131,904	12,951,116
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,672,069	1,712,863	(5,725,762)	3,158,996	11,818,166	1,343,583	263,919	19,290,008
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,536,431	647,426	(799,863)	484,063	3,868,057	629,686	—	6,369,804
Columbia Overseas Value Fund, Class I Shares	—	3,243,671	—	—	3,243,671	—	—	3,136,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Pacific/Asia Fund, Class I Shares	30,141,151	3,784,664	(5,894,191)	1,047,074	29,078,698	—	883,550	32,136,829
Columbia Real Estate Equity Fund, Class I Shares	8,313,334	1,322,251	(12,068,755)	2,433,170	—	71,894	186,528	—
Columbia Select Large Cap Equity Fund, Class I Shares	21,130,958	9,467,218	(1,501,581)	136,388	29,232,983	8,358,185	330,331	26,968,027
Columbia Select Large Cap Growth Fund, Class I Shares	27,192,830	1,420,418	(6,070,133)	1,373,861	23,916,976	1,326,507	—	35,992,212
Columbia Select Large-Cap Value Fund, Class I Shares	17,312,658	1,655,727	(2,130,939)	715,919	17,553,365	459,521	365,740	24,066,435
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,160,623	289,597	(969,414)	238,944	3,719,750	288,522	—	4,745,822
Columbia Short-Term Cash Fund	5,165,113	88,116,144	(24,414,310)	—	68,866,947	—	24,437	68,866,948
Columbia Small Cap Core Fund, Class I Shares	8,967,395	868,724	(1,380,712)	201,555	8,656,962	795,989	32,499	10,177,454
Columbia Small Cap Growth Fund I, Class I Shares	10,956,818	968,361	(6,128,550)	127,178	5,923,807	927,577	—	6,435,905
Columbia U.S. Government Mortgage Fund, Class I Shares	26,652,053	2,177,670	(12,101,150)	(151,658)	16,576,915	55,332	687,043	16,235,646
Total	490,959,002	256,145,913	(240,048,312)	39,084,552	546,141,155	29,450,138	9,144,511	635,087,677

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2014.

Currency Legend

AUD  Australian Dollar

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Portfolio of Investments (continued)

Columbia Capital Allocation Aggressive Portfolio

January 31, 2014

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Equity Funds	463,782,499	—	—	463,782,499
Fixed-Income Funds	82,677,908	—	—	82,677,908
Alternative Investment Funds	19,760,322	—	—	19,760,322
Money Market Funds	68,866,948	—	—	68,866,948
Total Mutual Funds	635,087,677	—	—	635,087,677
Investments in Securities	635,087,677	—	—	635,087,677
Derivatives
Assets
Futures Contracts	679,276	—	—	679,276
Liabilities
Futures Contracts	(135,619)	—	—	(135,619)
Total	635,631,334	—	—	635,631,334

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities

January 31, 2014

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at value
Affiliated issuers (identified cost $324,082,581, $669,114,325, $1,519,652,438)	$325,726,990	$692,876,188	$1,658,006,960
Margin deposits	685,633	1,692,489	7,239,610
Receivable for:
Investments sold	167,039	296,356	221,172
Capital shares sold	137,730	534,056	1,073,741
Dividends	465,657	916,968	1,867,010
Variation margin	42,656	77,274	61,827
Prepaid expenses	2,282	3,208	5,791
Other assets	16,272	6,591	16,272
Total assets	327,244,259	696,403,130	1,668,492,383
Liabilities
Payable for:
Investments purchased	463,280	913,685	1,856,164
Capital shares purchased	399,699	1,100,309	1,490,601
Variation margin	19,409	55,814	303,536
Investment management fees	482	680	2,226
Distribution and/or service fees	3,456	6,942	16,248
Transfer agent fees	24,569	57,758	110,495
Administration fees	179	382	915
Plan administration fees	1	—	2
Compensation of board members	67,301	16,334	14,676
Other expenses	38,020	54,604	99,030
Total liabilities	1,016,396	2,206,508	3,893,893
Net assets applicable to outstanding capital stock	$326,227,863	$694,196,622	$1,664,598,490
Represented by
Paid-in capital	$314,611,180	$640,043,690	$1,449,083,574
Undistributed net investment income	113,082	662,611	802,679
Accumulated net realized gain	9,688,427	29,358,140	75,183,309
Unrealized appreciation (depreciation) on:
Investments — affiliated issuers	1,644,409	23,761,863	138,354,522
Foreign currency translations	184	(79)	16,505
Futures contracts	170,581	370,397	1,157,901
Total — representing net assets applicable to outstanding capital stock	$326,227,863	$694,196,622	$1,664,598,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

January 31, 2014

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio		Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$263,333,574		$553,592,629		$1,425,903,864
Shares outstanding	25,475,976		48,702,942		118,835,984
Net asset value per share	$10.34		$11.37		$12.00
Maximum offering price per share(a)	$10.86		$12.06		$12.73
Class B
Net assets	$12,454,255		$27,184,323		$71,473,027
Shares outstanding	1,208,490		2,403,521		5,984,122
Net asset value per share	$10.31		$11.31		$11.94
Class C
Net assets	$47,435,131		$85,755,563		$162,356,869
Shares outstanding	4,612,938		7,634,051		13,620,982
Net asset value per share	$10.28		$11.23		$11.92
Class K
Net assets	$98,873		$56,310		$358,518
Shares outstanding	9,652		5,017		29,902
Net asset value per share	$10.24		$11.22		$11.99
Class R
Net assets	$179,388		$2,242,661		$1,147,060
Shares outstanding	17,362		197,021		95,809
Net asset value per share	$10.33		$11.38		$11.97
Class R4
Net assets	$2,442		$2,498		$2,516
Shares outstanding	237		221		212
Net asset value per share	$10.29	(b)	$11.29	(b)	$11.90	(b)
Class R5
Net assets	$2,442		$73,652		$2,516
Shares outstanding	237		6,527		212
Net asset value per share	$10.29	(b)	$11.28		$11.90	(b)
Class Y
Net assets	$2,442		$2,468		$2,516
Shares outstanding	237		221		212
Net asset value per share	$10.29	(b)	$11.18	(b)	$11.90	(b)

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

January 31, 2014

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class Z
Net assets	$2,719,316	$25,286,518	$3,351,604
Shares outstanding	263,147	2,248,624	279,599
Net asset value per share	$10.33	$11.25	$11.99

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

January 31, 2014

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at value
Unaffiliated issuers (identified cost $172,880, $—)	$10,088	$—
Affiliated issuers (identified cost $2,094,811,822, $546,141,155)	2,320,289,766	635,087,677
Total investments (identified cost $2,094,984,702, $546,141,155)	2,320,299,854	635,087,677
Margin deposits	13,154,997	3,557,303
Receivable for:
Investments sold	414,977	270,866
Capital shares sold	1,275,863	515,794
Dividends	1,827,266	280,016
Reclaims	455	—
Variation margin	37,573	7,545
Prepaid expenses	7,311	3,503
Trustees' deferred compensation plan	118,178	—
Other assets	6,591	16,272
Total assets	2,337,143,065	639,738,976
Liabilities
Disbursements in excess of cash	25	—
Payable for:
Investments purchased	1,818,433	274,630
Capital shares purchased	1,910,214	691,153
Variation margin	704,328	147,536
Investment management fees	4,258	1,090
Distribution and/or service fees	21,341	6,086
Transfer agent fees	241,495	49,388
Administration fees	1,283	352
Plan administration fees	1	1
Compensation of board members	113,145	11,299
Other expenses	138,550	58,626
Trustees' deferred compensation plan	118,178	—
Total liabilities	5,071,251	1,240,161
Net assets applicable to outstanding capital stock	$2,332,071,814	$638,498,815

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

January 31, 2014

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid-in capital	$2,003,481,228	$543,451,267
Undistributed net investment income	2,698,172	2,843,827
Accumulated net realized gain	99,141,153	2,711,387
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(162,792)	—
Investments — affiliated issuers	225,477,944	88,946,522
Foreign currency translations	54,884	2,155
Futures contracts	1,381,225	543,657
Total — representing net assets applicable to outstanding capital stock	$2,332,071,814	$638,498,815
Class A
Net assets	$1,805,239,306	$554,189,345
Shares outstanding	138,802,911	43,228,384
Net asset value per share	$13.01	$12.82
Maximum offering price per share(a)	$13.80	$13.60
Class B
Net assets	$92,956,276	$31,472,963
Shares outstanding	7,210,262	2,456,195
Net asset value per share	$12.89	$12.81
Class C
Net assets	$198,837,473	$50,675,628
Shares outstanding	15,208,877	4,015,503
Net asset value per share	$13.07	$12.62
Class K
Net assets	$104,571	$152,256
Shares outstanding	8,059	11,853
Net asset value per share	$12.98	$12.84	(b)
Class R
Net assets	$4,347,256	$644,064
Shares outstanding	334,632	50,496
Net asset value per share	$12.99	$12.75
Class R4
Net assets	$7,236	$25,646
Shares outstanding	553	2,031
Net asset value per share	$13.08	$12.63

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Assets and Liabilities (continued)

January 31, 2014

	Columbia Capital Allocation Moderate Aggressive Portfolio		Columbia Capital Allocation Aggressive Portfolio
Class R5
Net assets	$576,955		$384,944
Shares outstanding	44,103		30,481
Net asset value per share	$13.08		$12.63
Class T
Net assets	$101,766,283		$—
Shares outstanding	7,826,053		—
Net asset value per share	$13.00		$—
Maximum offering price per share(a)	$13.79		$—
Class Y
Net assets	$2,606		$2,670
Shares outstanding	202		212
Net asset value per share	$12.87	(b)	$12.62	(b)
Class Z
Net assets	$128,233,852		$951,299
Shares outstanding	9,871,665		74,461
Net asset value per share	$12.99		$12.78

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Operations

Year Ended January 31, 2014

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$341	$—
Dividends — affiliated issuers	8,424,707	16,779,109	34,167,530
Interest	2,116	75,504	—
Total income	8,426,823	16,854,954	34,167,530
Expenses:
Investment management fees	90,965	143,455	262,273
Distribution and/or service fees
Class A	700,461	1,268,785	3,464,313
Class B	166,160	302,649	848,206
Class C	492,535	790,836	1,487,226
Class R	583	11,711	2,881
Transfer agent fees
Class A	408,365	739,437	2,125,707
Class B	24,241	44,371	130,714
Class C	71,908	115,873	227,830
Class K(a)	42	10	165
Class R	168	3,511	860
Class R4(b)	3	4	3
Class R5(b)	1	4	1
Class Z	3,628	35,617	4,990
Administration fees	69,740	128,628	324,687
Plan administration fees
Class K(a)	214	50	823
Compensation of board members	21,207	16,919	23,587
Custodian fees	17,127	20,134	16,431
Printing and postage fees	55,769	36,969	227,603
Registration fees	76,854	82,506	89,527
Professional fees	28,177	40,157	29,912
Other	19,975	25,943	11,474
Total expenses	2,248,123	3,807,569	9,279,213
Expense reductions	(20)	(260)	(120)
Total net expenses	2,248,103	3,807,309	9,279,093
Net investment income	6,178,720	13,047,645	24,888,437
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	142,385	121,992	—
Investments — affiliated issuers	14,249,776	37,683,452	82,618,428
Capital gain distributions from underlying affiliated funds	7,278,160	20,376,539	54,858,743
Foreign currency translations	(723)	9,905	(2,690)
Futures contracts	(213,214)	(674,211)	(1,280,443)
Net realized gain	21,456,384	57,517,677	136,194,038
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(158,976)	(600,932)	—
Investments — affiliated issuers	(17,737,570)	(36,952,083)	(20,844,325)
Foreign currency translations	184	(79)	16,505
Futures contracts	364,379	507,870	1,705,152
Net change in unrealized appreciation (depreciation)	(17,531,983)	(37,045,224)	(19,122,668)
Net realized and unrealized gain	3,924,401	20,472,453	117,071,370
Net increase in net assets resulting from operations	$10,103,121	$33,520,098	$141,959,807

(a) For the period from February 28, 2013 (commencement of operations) to January 31, 2014 for Columbia Capital Allocation Moderate Conservative Portfolio.

(b) For the period from June 13, 2013 (commencement of operations) to January 31, 2014 for Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Operations (continued)

Year Ended January 31, 2014

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$39,952,744	$9,144,511
Interest	382,671	—
Foreign taxes withheld	(4)	—
Total income	40,335,411	9,144,511
Expenses:
Investment management fees	635,791	140,922
Distribution and/or service fees
Class A	4,103,041	1,316,895
Class B	1,033,772	359,999
Class C	1,752,950	441,743
Class R	23,265	1,908
Class T	306,510	—
Transfer agent fees
Class A	2,818,300	926,806
Class B	178,208	63,797
Class C	300,944	77,500
Class K(a)	44	70
Class R	8,029	654
Class R4(b)	6	7
Class R5(b)	27	13
Class T	176,173	—
Class Z	243,190	1,121
Administration fees	433,518	121,626
Plan administration fees
Class K(a)	219	352
Compensation of board members	46,093	15,798
Custodian fees	28,133	15,117
Printing and postage fees	430,019	178,540
Registration fees	96,368	80,758
Professional fees	43,165	27,150
Other	32,654	6,151
Total expenses	12,690,419	3,776,927
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(2)
Expense reductions	(23,025)	(235)
Total net expenses	12,667,394	3,776,690
Net investment income	27,668,017	5,367,821
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	724,438	—
Investments — affiliated issuers	132,743,673	39,084,552
Capital gain distributions from underlying affiliated funds	80,678,127	29,450,138
Foreign currency translations	231,065	6,924
Futures contracts	3,573,838	413,148
Net realized gain	217,951,141	68,954,762
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,030,700)	—
Investments — affiliated issuers	(19,970,156)	5,828,586
Foreign currency translations	54,926	2,155
Futures contracts	1,487,750	543,657
Net change in unrealized appreciation (depreciation)	(21,458,180)	6,374,398
Net realized and unrealized gain	196,492,961	75,329,160
Net increase in net assets resulting from operations	$224,160,978	$80,696,981

(a) For the period from February 28, 2013 (commencement of operations) to January 31, 2014 for Columbia Capital Allocation Moderate Aggressive Portfolio.

(b) For the period from June 13, 2013 (commencement of operations) to January 31, 2014 for Columbia Capital Allocation Aggressive Portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2014(a)	Year Ended January 31, 2013	Year Ended January 31, 2014(b)(c)	Year Ended January 31, 2013(d)
Operations
Net investment income	$6,178,720	$6,992,749	$13,047,645	$2,614,316
Net realized gain	21,456,384	9,286,602	57,517,677	6,087,633
Net change in unrealized appreciation (depreciation)	(17,531,983)	7,135,254	(37,045,224)	2,193,638
Net increase in net assets resulting from operations	10,103,121	23,414,605	33,520,098	10,895,587
Distributions to shareholders
Net investment income
Class A	(6,891,668)	(8,858,422)	(13,915,199)	(2,019,638)
Class B	(252,474)	(512,560)	(575,701)	(208,910)
Class C	(875,181)	(1,083,261)	(1,676,381)	(511,820)
Class K	(2,636)	(2,065)	(1,066)	—
Class R	(3,581)	(1,567)	(60,801)	(51,816)
Class R4	(60)	—	(80)	(36)
Class R5	(62)	—	(448)	(37)
Class Y	(63)	—	(71)	—
Class Z	(68,104)	(18,883)	(819,469)	(695,159)
Net realized gains
Class A	(9,182,882)	(3,076,707)	(15,327,654)	(1,644,654)
Class B	(506,183)	(216,489)	(796,347)	(208,483)
Class C	(1,624,121)	(489,418)	(2,385,389)	(554,310)
Class K	(3,351)	(647)	(1,469)	—
Class R	(5,372)	(757)	(63,873)	(47,757)
Class R4	(60)	—	(71)	(51)
Class R5	(60)	—	(615)	(51)
Class Y	(60)	—	(71)	—
Class Z	(69,165)	(5,981)	(842,538)	(518,082)
Total distributions to shareholders	(19,485,083)	(14,266,757)	(36,467,243)	(6,460,804)
Increase (decrease) in net assets from capital stock activity	(12,564,537)	26,360,589	571,155,801	(7,902,019)
Total increase (decrease) in net assets	(21,946,499)	35,508,437	568,208,656	(3,467,236)
Net assets at beginning of year	348,174,362	312,665,925	125,987,966	129,455,202
Net assets at end of year	$326,227,863	$348,174,362	$694,196,622	$125,987,966
Undistributed net investment income	$113,082	$590,704	$662,611	$218,846

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(d) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2014(a)	Year Ended January 31, 2013	Year Ended January 31, 2014(b)(c)	Year Ended January 31, 2013(d)
Operations
Net investment income	$24,888,437	$27,891,403	$27,668,017	$15,171,096
Net realized gain	136,194,038	52,031,919	217,951,141	42,575,284
Net change in unrealized appreciation (depreciation)	(19,122,668)	72,331,915	(21,458,180)	55,685,383
Net increase in net assets resulting from operations	141,959,807	152,255,237	224,160,978	113,431,763
Distributions to shareholders
Net investment income
Class A	(36,256,463)	(33,484,327)	(32,343,833)	(12,092,814)
Class B	(1,465,901)	(1,898,902)	(1,173,470)	(612,563)
Class C	(2,882,366)	(2,336,981)	(2,330,573)	(888,392)
Class K	(9,149)	(9,733)	(1,876)	—
Class R	(19,170)	(3,952)	(76,129)	(67,920)
Class R4	(58)	—	(62)	(30)
Class R5	(61)	—	(2,037)	(31)
Class T	—	—	(1,922,837)	(1,780,427)
Class Y	(62)	—	(55)	—
Class Z	(92,629)	(48,911)	(2,927,692)	(2,926,629)
Net realized gains
Class A	(40,846,279)	—	(23,824,457)	(16,397,431)
Class B	(2,336,580)	—	(1,452,746)	(1,442,652)
Class C	(4,545,222)	—	(2,537,064)	(2,047,116)
Class K	(9,983)	—	(1,349)	—
Class R	(23,669)	—	(61,524)	(106,359)
Class R4	(75)	—	(37)	(47)
Class R5	(75)	—	(1,031)	(47)
Class T	—	—	(1,372,909)	(2,478,029)
Class Y	(75)	—	(35)	—
Class Z	(93,863)	—	(1,823,566)	(3,474,247)
Total distributions to shareholders	(88,581,680)	(37,782,806)	(71,853,282)	(44,314,734)
Increase (decrease) in net assets from capital stock activity	49,934,081	4,645,590	1,110,240,958	(90,403,587)
Total increase (decrease) in net assets	103,312,208	119,118,021	1,262,548,654	(21,286,558)
Net assets at beginning of year	1,561,286,282	1,442,168,261	1,069,523,160	1,090,809,718
Net assets at end of year	$1,664,598,490	$1,561,286,282	$2,332,071,814	$1,069,523,160
Undistributed net investment income	$802,679	$5,353,167	$2,698,172	$547,716

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(c) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(d) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended Januray 31, 2014(a)	Year Ended January 31, 2013
Operations
Net investment income	$5,367,821	$6,343,220
Net realized gain	68,954,762	19,773,389
Net change in unrealized appreciation (depreciation)	6,374,398	44,505,038
Net increase in net assets resulting from operations	80,696,981	70,621,647
Distributions to shareholders
Net investment income
Class A	(10,117,401)	(6,990,036)
Class B	(370,076)	(203,687)
Class C	(570,041)	(291,987)
Class K	(2,942)	(6,465)
Class R	(10,084)	(980)
Class R4	(212)	—
Class R5	(61)	—
Class Y	(63)	—
Class Z	(18,681)	(6,998)
Total distributions to shareholders	(11,089,561)	(7,500,153)
Increase (decrease) in net assets from capital stock activity	(5,033,370)	(44,943,075)
Total increase (decrease) in net assets	64,574,050	18,178,419
Net assets at beginning of year	573,924,765	555,746,346
Net assets at end of year	$638,498,815	$573,924,765
Undistributed net investment income	$2,843,827	$2,657,459

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,029,414	42,703,289	6,781,719	72,018,617
Fund merger	1,477,865	15,819,588	—	—
Distributions reinvested	1,490,470	15,514,886	1,110,833	11,708,940
Redemptions	(8,088,385)	(85,607,055)	(5,654,986)	(59,897,077)
Net increase (decrease)	(1,090,636)	(11,569,292)	2,237,566	23,830,480
Class B shares
Subscriptions	112,408	1,190,717	296,084	3,129,259
Fund merger	86,216	919,956	—	—
Distributions reinvested	70,519	733,266	68,064	715,538
Redemptions(b)	(909,696)	(9,586,361)	(916,733)	(9,644,126)
Net decrease	(640,553)	(6,742,422)	(552,585)	(5,799,329)
Class C shares
Subscriptions	1,088,706	11,469,795	1,263,252	13,333,831
Fund merger	490,357	5,223,287	—	—
Distributions reinvested	233,792	2,419,595	147,801	1,551,695
Redemptions	(1,488,690)	(15,642,125)	(687,099)	(7,233,547)
Net increase	324,165	3,470,552	723,954	7,651,979
Class K shares
Subscriptions	8,045	85,588	28	294
Distributions reinvested	517	5,339	214	2,232
Redemptions	(3)	(29)	(6,867)	(72,046)
Net increase (decrease)	8,559	90,898	(6,625)	(69,520)
Class R shares
Subscriptions	13,371	141,720	10,284	108,921
Distributions reinvested	847	8,805	210	2,215
Redemptions	(7,591)	(80,870)	(3)	(28)
Net increase	6,627	69,655	10,491	111,108
Class R4 shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—
Class R5 shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—
Class Y shares
Subscriptions	237	2,500	—	—
Net increase	237	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Conservative Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	93,195	977,578	126,954	1,336,128
Fund merger	243,364	2,604,183	—	—
Distributions reinvested	10,348	107,262	2,350	24,744
Redemptions	(149,682)	(1,580,451)	(68,393)	(725,001)
Net increase	197,225	2,108,572	60,911	635,871
Total net increase (decrease)	(1,193,902)	(12,564,537)	2,473,712	26,360,589

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2014(a)(b)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	6,761,998	77,962,560	1,263,090	14,202,737
Fund merger	44,299,319	506,764,422	—	—
Distributions reinvested	2,331,814	26,560,732	137,040	1,532,528
Redemptions	(10,983,907)	(126,677,536)	(1,353,714)	(15,254,025)
Net increase	42,409,224	484,610,178	46,416	481,240
Class B shares
Subscriptions	141,222	1,617,296	53,589	597,049
Fund merger	2,809,162	32,013,683	—	—
Distributions reinvested	106,799	1,210,734	10,630	118,401
Redemptions(d)	(1,392,884)	(15,988,045)	(662,372)	(7,410,612)
Net increase (decrease)	1,664,299	18,853,668	(598,153)	(6,695,162)
Class C shares
Subscriptions	1,576,395	17,963,826	298,681	3,326,163
Fund merger	5,573,686	63,100,536	—	—
Distributions reinvested	322,351	3,633,628	53,807	595,527
Redemptions	(1,933,288)	(22,053,399)	(486,194)	(5,429,932)
Net increase (decrease)	5,539,144	62,644,591	(133,706)	(1,508,242)
Class K shares
Subscriptions	3,821	44,592	—	—
Fund merger	1,044	11,810	—	—
Distributions reinvested	158	1,777	—	—
Redemptions	(6)	(65)	—	—
Net increase	5,017	58,114	—	—
Class R shares
Subscriptions	122,087	1,393,111	124,813	1,404,746
Fund merger	437	5,010	—	—
Distributions reinvested	8,714	99,468	7,535	84,402
Redemptions	(123,596)	(1,425,888)	(43,497)	(494,573)
Net increase	7,642	71,701	88,851	994,575
Class R4 shares
Subscriptions	—	—	221	2,500
Net increase	—	—	221	2,500
Class R5 shares
Subscriptions	6,228	71,651	221	2,500
Distributions reinvested	80	909	—	—
Redemptions	(2)	(23)	—	—
Net increase	6,306	72,537	221	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2014(a)(b)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	221	2,500	—	—
Net increase	221	2,500	—	—
Class Z shares
Subscriptions	1,379,673	15,908,286	366,700	4,078,776
Fund merger	66,440	752,312	—	—
Distributions reinvested	51,730	583,138	50,534	559,185
Redemptions	(1,096,169)	(12,401,224)	(520,598)	(5,817,391)
Net increase (decrease)	401,674	4,842,512	(103,364)	(1,179,430)
Total net increase (decrease)	50,033,527	571,155,801	(699,514)	(7,902,019)

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(c) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	17,432,697	208,941,413	20,436,757	226,643,024
Distributions reinvested	6,381,480	76,146,882	2,955,792	33,017,329
Redemptions	(19,692,550)	(236,032,491)	(21,722,889)	(241,624,219)
Net increase	4,121,627	49,055,804	1,669,660	18,036,134
Class B shares
Subscriptions	450,094	5,357,760	714,059	7,890,332
Distributions reinvested	319,033	3,786,124	169,808	1,890,351
Redemptions(b)	(2,940,373)	(35,111,202)	(3,680,334)	(40,155,576)
Net decrease	(2,171,246)	(25,967,318)	(2,796,467)	(30,374,893)
Class C shares
Subscriptions	3,940,344	46,932,118	3,196,378	35,365,027
Distributions reinvested	621,149	7,380,735	208,454	2,321,367
Redemptions	(2,452,794)	(29,233,230)	(1,979,826)	(21,878,134)
Net increase	2,108,699	25,079,623	1,425,006	15,808,260
Class K shares
Subscriptions	2,803	33,602	9,909	112,636
Distributions reinvested	1,546	18,448	849	9,431
Redemptions	(164)	(1,977)	(54,681)	(601,177)
Net increase (decrease)	4,185	50,073	(43,923)	(479,110)
Class R shares
Subscriptions	82,162	984,167	18,048	199,494
Distributions reinvested	3,545	42,680	350	3,885
Redemptions	(1,817)	(22,032)	(12,052)	(133,325)
Net increase	83,890	1,004,815	6,346	70,054
Class R4 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class R5 shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class Y shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	261,619	3,103,896	211,738	2,369,031
Distributions reinvested	12,812	152,482	4,185	46,841
Redemptions	(214,260)	(2,552,794)	(74,333)	(830,727)
Net increase	60,171	703,584	141,590	1,585,145
Total net increase	4,207,962	49,934,081	402,212	4,645,590

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2014(a)(b)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	13,601,301	172,945,779	5,118,664	59,713,687
Fund merger	84,466,691	1,038,046,341	—	—
Distributions reinvested	3,669,244	47,128,855	1,503,792	17,424,301
Redemptions	(19,317,418)	(245,326,310)	(9,165,395)	(106,841,676)
Net increase (decrease)	82,419,818	1,012,794,665	(2,542,939)	(29,703,688)
Class B shares
Subscriptions	274,869	3,462,911	155,609	1,787,919
Fund merger	6,750,359	82,343,063	—	—
Distributions reinvested	162,785	2,072,252	48,899	561,009
Redemptions(d)	(4,415,683)	(55,432,562)	(3,349,084)	(38,757,333)
Net increase (decrease)	2,772,330	32,445,664	(3,144,576)	(36,408,405)
Class C shares
Subscriptions	2,779,949	35,657,652	799,777	9,368,298
Fund merger	7,347,117	90,875,658	—	—
Distributions reinvested	296,392	3,845,928	127,886	1,489,852
Redemptions	(2,181,999)	(27,930,753)	(1,561,467)	(18,303,886)
Net increase (decrease)	8,241,459	102,448,485	(633,804)	(7,445,736)
Class K shares
Subscriptions	508	6,325	—	—
Fund merger	7,340	89,999	—	—
Distributions reinvested	213	2,735	—	—
Redemptions	(2)	(27)	—	—
Net increase	8,059	99,032	—	—
Class R shares
Subscriptions	100,353	1,272,521	173,922	2,037,313
Fund merger	731	8,976	—	—
Distributions reinvested	10,743	137,561	15,056	174,279
Redemptions	(164,917)	(2,099,140)	(147,472)	(1,717,075)
Net increase (decrease)	(53,090)	(680,082)	41,506	494,517
Class R4 shares
Subscriptions	1,056	13,767	213	2,500
Redemptions	(716)	(9,091)	—	—
Net increase	340	4,676	213	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2014(a)(b)		Year Ended January 31, 2013(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	43,890	585,948	213	2,500
Distributions reinvested	224	2,965	—	—
Redemptions	(224)	(2,972)	—	—
Net increase	43,890	585,941	213	2,500
Class T shares
Subscriptions	46,144	578,169	31,954	372,493
Distributions reinvested	196,878	2,522,433	280,223	3,244,818
Redemptions	(801,509)	(10,158,349)	(1,037,773)	(12,108,142)
Net decrease	(558,487)	(7,057,747)	(725,596)	(8,490,831)
Class Y shares
Subscriptions	202	2,500	—	—
Net increase	202	2,500	—	—
Class Z shares
Subscriptions	1,009,331	12,739,858	2,164,449	25,259,972
Fund merger	49,631	608,943	—	—
Distributions reinvested	206,544	2,638,733	284,546	3,292,261
Redemptions	(3,650,858)	(46,389,710)	(3,200,487)	(37,406,677)
Net decrease	(2,385,352)	(30,402,176)	(751,492)	(8,854,444)
Total net increase (decrease)	90,489,169	1,110,240,958	(7,756,475)	(90,403,587)

(a) Class K shares are for the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b) Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(c) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,171,241	63,781,304	5,431,267	57,544,416
Distributions reinvested	770,491	10,062,581	634,768	6,944,361
Redemptions	(6,177,530)	(75,650,586)	(9,022,215)	(96,135,357)
Net decrease	(235,798)	(1,806,701)	(2,956,180)	(31,646,580)
Class B shares
Subscriptions	86,725	1,071,332	123,248	1,307,406
Distributions reinvested	28,024	365,992	18,355	200,985
Redemptions(b)	(1,079,391)	(13,310,821)	(1,539,524)	(15,989,548)
Net decrease	(964,642)	(11,873,497)	(1,397,921)	(14,481,157)
Class C shares
Subscriptions	1,125,152	13,694,189	729,806	7,657,395
Distributions reinvested	43,590	560,563	26,508	285,762
Redemptions	(576,146)	(6,943,413)	(645,587)	(6,774,390)
Net increase	592,596	7,311,339	110,727	1,168,767
Class K shares
Subscriptions	590	7,243	677	7,275
Distributions reinvested	205	2,688	574	6,291
Redemptions	—	—	(34,435)	(383,185)
Net increase (decrease)	795	9,931	(33,184)	(369,619)
Class R shares
Subscriptions	52,364	647,054	15,707	169,400
Distributions reinvested	772	10,028	86	936
Redemptions	(18,695)	(230,423)	(3)	(34)
Net increase	34,441	426,659	15,790	170,302
Class R4 shares
Subscriptions	2,115	26,702	—	—
Distributions reinvested	12	155	—	—
Redemptions	(96)	(1,234)	—	—
Net increase	2,031	25,623	—	—
Class R5 shares
Subscriptions	30,486	393,609	—	—
Redemptions	(5)	(62)	—	—
Net increase	30,481	393,547	—	—
Class Y shares
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Statement of Changes in Net Assets (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2014(a)		Year Ended January 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	86,154	1,066,148	34,663	377,096
Distributions reinvested	1,304	16,962	569	6,200
Redemptions	(49,308)	(605,881)	(15,506)	(168,084)
Net increase	38,150	477,229	19,726	215,212
Total net decrease	(501,734)	(5,033,370)	(4,241,042)	(44,943,075)

(a) Class R4, Class R5 and Class Y shares are for the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Conservative Portfolio

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Year Ended January 31,
Class A	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.63		$10.32		$10.44		$9.77	$8.51
Income from investment operations:
Net investment income	0.20		0.24		0.25		0.24	0.25
Net realized and unrealized gain	0.14		0.54		0.14		0.68	1.25
Total from investment operations	0.34		0.78		0.39		0.92	1.50
Less distributions to shareholders:
Net investment income	(0.27)		(0.35)		(0.25)		(0.25)	(0.24)
Net realized gains	(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.63)		(0.47)		(0.51)		(0.25)	(0.24)
Net asset value, end of period	$10.34		$10.63		$10.32		$10.44	$9.77
Total return	3.28%		7.62%		3.90%		9.47%	17.78%
Ratios to average net assets(a)
Total gross expenses	0.50%		0.48%		0.49%		0.48%	0.47%
Total net expenses(b)	0.50	%(c)	0.48	%(c)	0.49	%(c)	0.48%	0.47%
Net investment income	1.91%		2.28%		2.35%		2.32%	2.71%
Supplemental data
Net assets, end of period (in thousands)	$263,334		$282,382		$251,178		$217,147	$188,324
Portfolio turnover	22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class B	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.60		$10.29		$10.40		$9.73	$8.48
Income from investment operations:
Net investment income	0.11		0.15		0.16		0.15	0.17
Net realized and unrealized gain	0.15		0.54		0.16		0.69	1.25
Total from investment operations	0.26		0.69		0.32		0.84	1.42
Less distributions to shareholders:
Net investment income	(0.19)		(0.26)		(0.17)		(0.17)	(0.17)
Net realized gains	(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.55)		(0.38)		(0.43)		(0.17)	(0.17)
Net asset value, end of period	$10.31		$10.60		$10.29		$10.40	$9.73
Total return	2.51%		6.79%		3.19%		8.64%	16.82%
Ratios to average net assets(a)
Total gross expenses	1.25%		1.23%		1.24%		1.23%	1.23%
Total net expenses(b)	1.25	%(c)	1.23	%(c)	1.24	%(c)	1.23%	1.23%
Net investment income	1.07%		1.47%		1.56%		1.47%	1.89%
Supplemental data
Net assets, end of period (in thousands)	$12,454		$19,598		$24,717		$30,599	$38,996
Portfolio turnover	22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class C	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$10.58		$10.28		$10.39		$9.73	$8.48
Income from investment operations:
Net investment income	0.12		0.16		0.17		0.16	0.18
Net realized and unrealized gain	0.13		0.53		0.16		0.67	1.25
Total from investment operations	0.25		0.69		0.33		0.83	1.43
Less distributions to shareholders:
Net investment income	(0.19)		(0.27)		(0.18)		(0.17)	(0.18)
Net realized gains	(0.36)		(0.12)		(0.26)		—	—
Total distributions to shareholders	(0.55)		(0.39)		(0.44)		(0.17)	(0.18)
Net asset value, end of period	$10.28		$10.58		$10.28		$10.39	$9.73
Total return	2.43%		6.75%		3.28%		8.63%	16.92%
Ratios to average net assets(a)
Total gross expenses	1.26%		1.23%		1.24%		1.23%	1.22%
Total net expenses(b)	1.26	%(c)	1.23	%(c)	1.24	%(c)	1.23%	1.22%
Net investment income	1.18%		1.54%		1.62%		1.60%	1.99%
Supplemental data
Net assets, end of period (in thousands)	$47,435		$45,368		$36,637		$26,212	$18,362
Portfolio turnover	22%		19%		88%		16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class K	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$10.54	$10.25	$10.35	$9.69	$8.43
Income from investment operations:
Net investment income	0.23	0.24	0.25	0.24	0.24
Net realized and unrealized gain	0.12	0.53	0.16	0.67	1.25
Total from investment operations	0.35	0.77	0.41	0.91	1.49
Less distributions to shareholders:
Net investment income	(0.29)	(0.36)	(0.25)	(0.25)	(0.23)
Net realized gains	(0.36)	(0.12)	(0.26)	—	—
Total distributions to shareholders	(0.65)	(0.48)	(0.51)	(0.25)	(0.23)
Net asset value, end of period	$10.24	$10.54	$10.25	$10.35	$9.69
Total return	3.35%	7.62%	4.14%	9.49%	17.86%
Ratios to average net assets(a)
Total gross expenses	0.41%	0.39%	0.41%	0.44%	0.38%
Total net expenses(b)	0.41%	0.39%	0.39%	0.44%	0.38%
Net investment income	2.16%	2.27%	2.43%	2.35%	2.69%
Supplemental data
Net assets, end of period (in thousands)	$99	$12	$79	$81	$68
Portfolio turnover	22%	19%	88%	16%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class R	2014		2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.63		$10.32	$10.44	$10.24
Income from investment operations:
Net investment income	0.20		0.25	0.22	0.10
Net realized and unrealized gain	0.11		0.50	0.15	0.21
Total from investment operations	0.31		0.75	0.37	0.31
Less distributions to shareholders:
Net investment income	(0.25)		(0.32)	(0.23)	(0.11)
Net realized gains	(0.36)		(0.12)	(0.26)	—
Total distributions to shareholders	(0.61)		(0.44)	(0.49)	(0.11)
Net asset value, end of period	$10.33		$10.63	$10.32	$10.44
Total return	2.94%		7.39%	3.66%	3.03%
Ratios to average net assets(b)
Total gross expenses	0.76%		0.72%	0.75%	0.68	%(c)
Total net expenses(d)	0.76	%(e)	0.72%	0.75%	0.68	%(c)
Net investment income	1.91%		2.36%	2.07%	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$179		$114	$3	$3
Portfolio turnover	22%		19%	88%	16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R4	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain	0.09
Total from investment operations	0.27
Less distributions to shareholders:
Net investment income	(0.26)
Net realized gains	(0.25)
Total distributions to shareholders	(0.51)
Net asset value, end of period	$10.29
Total return	2.56%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)
Total net expenses(d)	0.23	%(c)(e)
Net investment income	2.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class R5	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain	0.09
Total from investment operations	0.27
Less distributions to shareholders:
Net investment income	(0.26)
Net realized gains	(0.25)
Total distributions to shareholders	(0.51)
Net asset value, end of period	$10.29
Total return	2.64%
Ratios to average net assets(b)
Total gross expenses	0.12	%(c)
Total net expenses(d)	0.12	%(c)
Net investment income	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

Class Y	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.53
Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain	0.09
Total from investment operations	0.28
Less distributions to shareholders:
Net investment income	(0.27)
Net realized gains	(0.25)
Total distributions to shareholders	(0.52)
Net asset value, end of period	$10.29
Total return	2.68%
Ratios to average net assets(b)
Total gross expenses	0.07	%(c)
Total net expenses(d)	0.07	%(c)
Net investment income	2.83	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Conservative Portfolio

	Year Ended January 31,
Class Z	2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.63		$10.32		$10.44		$10.24
Income from investment operations:
Net investment income	0.24		0.30		0.28		0.12
Net realized and unrealized gain	0.12		0.51		0.14		0.20
Total from investment operations	0.36		0.81		0.42		0.32
Less distributions to shareholders:
Net investment income	(0.30)		(0.38)		(0.28)		(0.12)
Net realized gains	(0.36)		(0.12)		(0.26)		—
Total distributions to shareholders	(0.66)		(0.50)		(0.54)		(0.12)
Net asset value, end of period	$10.33		$10.63		$10.32		$10.44
Total return	3.42%		7.91%		4.19%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.26%		0.22%		0.24%		0.26	%(c)
Total net expenses(d)	0.26	%(e)	0.22	%(e)	0.24	%(e)	0.21	%(c)
Net investment income	2.26%		2.80%		2.71%		3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,719		$700		$52		$20
Portfolio turnover	22%		19%		88%		16%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,						Year Ended March 31,
Class A	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.33		$10.96		$10.89		$10.04	$8.03	$10.40
Income from investment operations:
Net investment income	0.25		0.25		0.21		0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.44		0.71		0.07		0.85	2.00	(1.97)
Total from investment operations	0.69		0.96		0.28		1.11	2.31	(1.64)
Less distributions to shareholders:
Net investment income	(0.33)		(0.32)		(0.21)		(0.26)	(0.30)	(0.33)
Net realized gains	(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.65)		(0.59)		(0.21)		(0.26)	(0.30)	(0.73)
Net asset value, end of period	$11.37		$11.33		$10.96		$10.89	$10.04	$8.03
Total return	6.18%		8.94%		2.63%		11.21%	29.06%	(16.58%)
Ratios to average net assets(b)
Total gross expenses	0.47%		0.70%		0.64	%(c)(d)	0.50%	0.50%	0.50	%(d)
Total net expenses(e)	0.47	%(f)	0.57	%(f)	0.57	%(c)(d)(f)	0.50%	0.50%	0.50	%(d)(f)
Net investment income	2.15%		2.19%		2.37	%(c)	2.52%	3.26%	3.59%
Supplemental data
Net assets, end of period (in thousands)	$553,593		$71,321		$68,452		$63,807	$60,848	$44,825
Portfolio turnover	30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,						Year Ended March 31,
Class B	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.28		$10.91		$10.85		$10.00	$8.01	$10.36
Income from investment operations:
Net investment income	0.15		0.15		0.14		0.18	0.23	0.26
Net realized and unrealized gain (loss)	0.45		0.73		0.07		0.85	1.99	(1.95)
Total from investment operations	0.60		0.88		0.21		1.03	2.22	(1.69)
Less distributions to shareholders:
Net investment income	(0.25)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)
Net realized gains	(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.57)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)
Net asset value, end of period	$11.31		$11.28		$10.91		$10.85	$10.00	$8.01
Total return	5.32%		8.17%		1.96%		10.43%	27.94%	(17.09%)
Ratios to average net assets(b)
Total gross expenses	1.22%		1.44%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)
Total net expenses(e)	1.22	%(f)	1.32	%(f)	1.31	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)
Net investment income	1.30%		1.36%		1.58	%(c)	1.75%	2.51%	2.80%
Supplemental data
Net assets, end of period (in thousands)	$27,184		$8,335		$14,587		$26,181	$40,508	$40,270
Portfolio turnover	30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,						Year Ended March 31,
Class C	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.20		$10.84		$10.78		$9.94	$7.96	$10.30
Income from investment operations:
Net investment income	0.16		0.16		0.14		0.18	0.23	0.26
Net realized and unrealized gain (loss)	0.44		0.71		0.07		0.84	1.98	(1.94)
Total from investment operations	0.60		0.87		0.21		1.02	2.21	(1.68)
Less distributions to shareholders:
Net investment income	(0.25)		(0.24)		(0.15)		(0.18)	(0.23)	(0.26)
Net realized gains	(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.57)		(0.51)		(0.15)		(0.18)	(0.23)	(0.66)
Net asset value, end of period	$11.23		$11.20		$10.84		$10.78	$9.94	$7.96
Total return	5.35%		8.13%		1.97%		10.39%	27.99%	(17.09%)
Ratios to average net assets(b)
Total gross expenses	1.23%		1.45%		1.39	%(c)(d)	1.25%	1.25%	1.25	%(d)
Total net expenses(e)	1.23	%(f)	1.32	%(f)	1.32	%(c)(d)(f)	1.25%	1.25%	1.25	%(d)(f)
Net investment income	1.38%		1.44%		1.61	%(c)	1.77%	2.51%	2.81%
Supplemental data
Net assets, end of period (in thousands)	$85,756		$23,470		$24,156		$23,651	$23,321	$18,370
Portfolio turnover	30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class K	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.25
Income from investment operations:
Net investment income	0.32
Net realized and unrealized gain	0.32
Total from investment operations	0.64
Less distributions to shareholders:
Net investment income	(0.35)
Net realized gains	(0.32)
Total distributions to shareholders	(0.67)
Net asset value, end of period	$11.22
Total return	5.72%
Ratios to average net assets(b)
Total gross expenses	0.38	%(c)
Total net expenses(d)	0.38	%(c)
Net investment income	3.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$56
Portfolio turnover	30%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,						Year Ended March 31,
Class R	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.34		$10.96		$10.90		$10.04	$8.04	$10.40
Income from investment operations:
Net investment income	0.21		0.23		0.18		0.23	0.28	0.31
Net realized and unrealized gain (loss)	0.45		0.72		0.07		0.86	2.00	(1.96)
Total from investment operations	0.66		0.95		0.25		1.09	2.28	(1.65)
Less distributions to shareholders:
Net investment income	(0.30)		(0.30)		(0.19)		(0.23)	(0.28)	(0.31)
Net realized gains	(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.62)		(0.57)		(0.19)		(0.23)	(0.28)	(0.71)
Net asset value, end of period	$11.38		$11.34		$10.96		$10.90	$10.04	$8.04
Total return	5.87%		8.76%		2.34%		11.03%	28.58%	(16.69%)
Ratios to average net assets(b)
Total gross expenses	0.74%		0.96%		0.89	%(c)(d)	0.75%	0.75%	0.75	%(d)
Total net expenses(e)	0.74	%(f)	0.81	%(f)	0.82	%(c)(d)(f)	0.75%	0.75%	0.75	%(d)(f)
Net investment income	1.85%		2.04%		2.03	%(c)	2.28%	3.00%	3.34%
Supplemental data
Net assets, end of period (in thousands)	$2,243		$2,148		$1,102		$428	$559	$358
Portfolio turnover	30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,
Class R4	2014		2013(a)
Per share data
Net asset value, beginning of period	$11.25		$11.30
Income from investment operations:
Net investment income	0.27		0.09
Net realized and unrealized gain	0.46		0.26
Total from investment operations	0.73		0.35
Less distributions to shareholders:
Net investment income	(0.37)		(0.17)
Net realized gains	(0.32)		(0.23)
Total distributions to shareholders	(0.69)		(0.40)
Net asset value, end of period	$11.29		$11.25
Total return	6.52%		3.11%
Ratios to average net assets(b)
Total gross expenses	0.19%		0.51	%(c)
Total net expenses(d)	0.19	%(e)	0.37	%(c)
Net investment income	2.36%		3.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	30%		38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,
Class R5	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.25	$11.30
Income from investment operations:
Net investment income	0.38	0.10
Net realized and unrealized gain	0.35	0.25
Total from investment operations	0.73	0.35
Less distributions to shareholders:
Net investment income	(0.38)	(0.17)
Net realized gains	(0.32)	(0.23)
Total distributions to shareholders	(0.70)	(0.40)
Net asset value, end of period	$11.28	$11.25
Total return	6.53%	3.13%
Ratios to average net assets(b)
Total gross expenses	0.13%	0.41	%(c)
Total net expenses(d)	0.13%	0.29	%(c)
Net investment income	3.35%	3.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$74	$2
Portfolio turnover	30%	38%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

Class Y	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.32
Income from investment operations:
Net investment income	0.22
Net realized and unrealized gain	0.28
Total from investment operations	0.50
Less distributions to shareholders:
Net investment income	(0.32)
Net realized gains	(0.32)
Total distributions to shareholders	(0.64)
Net asset value, end of period	$11.18
Total return	4.51%
Ratios to average net assets(b)
Total gross expenses	0.08	%(c)
Total net expenses(d)	0.08	%(c)
Net investment income	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	30%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Conservative Portfolio

	Year Ended January 31,						Year Ended March 31,
Class Z	2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.21		$10.85		$10.78		$9.94	$7.96	$10.30
Income from investment operations:
Net investment income	0.28		0.27		0.23		0.28	0.33	0.35
Net realized and unrealized gain (loss)	0.44		0.71		0.07		0.84	1.98	(1.93)
Total from investment operations	0.72		0.98		0.30		1.12	2.31	(1.58)
Less distributions to shareholders:
Net investment income	(0.36)		(0.35)		(0.23)		(0.28)	(0.33)	(0.36)
Net realized gains	(0.32)		(0.27)		—		—	—	(0.40)
Total distributions to shareholders	(0.68)		(0.62)		(0.23)		(0.28)	(0.33)	(0.76)
Net asset value, end of period	$11.25		$11.21		$10.85		$10.78	$9.94	$7.96
Total return	6.49%		9.22%		2.85%		11.49%	29.25%	(16.23%)
Ratios to average net assets(b)
Total gross expenses	0.24%		0.45%		0.39	%(c)(d)	0.25%	0.25%	0.25	%(d)
Total net expenses(e)	0.24	%(f)	0.32	%(f)	0.32	%(c)(d)(f)	0.25%	0.25%	0.25	%(d)(f)
Net investment income	2.46%		2.45%		2.61	%(c)	2.77%	3.51%	3.98%
Supplemental data
Net assets, end of period (in thousands)	$25,287		$20,710		$21,157		$21,839	$20,406	$16,275
Portfolio turnover	30%		38%		55%		87%	34%	52%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class A	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.61		$10.75		$10.71		$9.46	$7.58
Income from investment operations:
Net investment income	0.20		0.22		0.23		0.23	0.23
Net realized and unrealized gain	0.86		0.93		0.06		1.29	1.90
Total from investment operations	1.06		1.15		0.29		1.52	2.13
Less distributions to shareholders:
Net investment income	(0.31)		(0.29)		(0.25)		(0.27)	(0.25)
Net realized gains	(0.36)		—		—		—	—
Total distributions to shareholders	(0.67)		(0.29)		(0.25)		(0.27)	(0.25)
Net asset value, end of period	$12.00		$11.61		$10.75		$10.71	$9.46
Total return	9.26%		10.87%		2.84%		16.23%	28.49%
Ratios to average net assets(a)
Total gross expenses	0.46%		0.46%		0.43%		0.43%	0.45%
Total net expenses(b)	0.46	%(c)	0.46	%(c)	0.43	%(c)	0.43%	0.45%
Net investment income	1.64%		1.98%		2.11%		2.32%	2.63%
Supplemental data
Net assets, end of period (in thousands)	$1,425,904		$1,331,311		$1,215,462		$1,164,732	$936,670
Portfolio turnover	23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class B	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.55		$10.70		$10.66		$9.41	$7.54
Income from investment operations:
Net investment income	0.10		0.13		0.14		0.15	0.15
Net realized and unrealized gain	0.87		0.93		0.07		1.29	1.91
Total from investment operations	0.97		1.06		0.21		1.44	2.06
Less distributions to shareholders:
Net investment income	(0.22)		(0.21)		(0.17)		(0.19)	(0.19)
Net realized gains	(0.36)		—		—		—	—
Total distributions to shareholders	(0.58)		(0.21)		(0.17)		(0.19)	(0.19)
Net asset value, end of period	$11.94		$11.55		$10.70		$10.66	$9.41
Total return	8.47%		9.99%		2.03%		15.43%	27.54%
Ratios to average net assets(a)
Total gross expenses	1.21%		1.20%		1.18%		1.19%	1.21%
Total net expenses(b)	1.21	%(c)	1.20	%(c)	1.18	%(c)	1.19%	1.21%
Net investment income	0.81%		1.17%		1.32%		1.47%	1.79%
Supplemental data
Net assets, end of period (in thousands)	$71,473		$94,225		$117,235		$153,336	$163,375
Portfolio turnover	23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class C	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.53		$10.69		$10.65		$9.41	$7.55
Income from investment operations:
Net investment income	0.11		0.14		0.15		0.16	0.17
Net realized and unrealized gain (loss)	0.86		0.91		0.07		1.28	1.88
Total from investment operations	0.97		1.05		0.22		1.44	2.05
Less distributions to shareholders:
Net investment income	(0.22)		(0.21)		(0.18)		(0.20)	(0.19)
Net realized gains	(0.36)		—		—		—	—
Total distributions to shareholders	(0.58)		(0.21)		(0.18)		(0.20)	(0.19)
Net asset value, end of period	$11.92		$11.53		$10.69		$10.65	$9.41
Total return	8.51%		9.95%		2.10%		15.40%	27.45%
Ratios to average net assets(a)
Total gross expenses	1.21%		1.21%		1.18%		1.19%	1.20%
Total net expenses(b)	1.21	%(c)	1.21	%(c)	1.18	%(c)	1.19%	1.20%
Net investment income	0.92%		1.25%		1.38%		1.62%	1.92%
Supplemental data
Net assets, end of period (in thousands)	$162,357		$132,770		$107,827		$90,001	$60,533
Portfolio turnover	23%		23%		58%		9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class K	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.60	$10.74	$10.70	$9.45	$7.57
Income from investment operations:
Net investment income	0.21	0.21	0.23	0.27	0.26
Net realized and unrealized gain	0.86	0.95	0.08	1.26	1.88
Total from investment operations	1.07	1.16	0.31	1.53	2.14
Less distributions to shareholders:
Net investment income	(0.32)	(0.30)	(0.27)	(0.28)	(0.26)
Net realized gains	(0.36)	—	—	—	—
Total distributions to shareholders	(0.68)	(0.30)	(0.27)	(0.28)	(0.26)
Net asset value, end of period	$11.99	$11.60	$10.74	$10.70	$9.45
Total return	9.39%	10.94%	2.94%	16.38%	28.70%
Ratios to average net assets(a)
Total gross expenses	0.36%	0.34%	0.34%	0.33%	0.35%
Total net expenses(b)	0.36%	0.34%	0.34%	0.33%	0.35%
Net investment income	1.77%	1.93%	2.18%	2.66%	2.96%
Supplemental data
Net assets, end of period (in thousands)	$359	$298	$748	$760	$221
Portfolio turnover	23%	23%	58%	9%	26%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class R	2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.58		$10.74		$10.70	$10.10
Income from investment operations:
Net investment income	0.23		0.18		0.30	0.11
Net realized and unrealized gain (loss)	0.80		0.93		(0.02)	0.60
Total from investment operations	1.03		1.11		0.28	0.71
Less distributions to shareholders:
Net investment income	(0.28)		(0.27)		(0.24)	(0.11)
Net realized gains	(0.36)		—		—	—
Total distributions to shareholders	(0.64)		(0.27)		(0.24)	(0.11)
Net asset value, end of period	$11.97		$11.58		$10.74	$10.70
Total return	9.02%		10.46%		2.66%	7.06%
Ratios to average net assets(b)
Total gross expenses	0.72%		0.70%		0.71%	0.67	%(c)
Total net expenses(d)	0.72	%(e)	0.70	%(e)	0.71%	0.67	%(c)
Net investment income	1.92%		1.67%		2.93%	3.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,147		$138		$60	$3
Portfolio turnover	23%		23%		58%	9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R4	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain	0.53
Total from investment operations	0.71
Less distributions to shareholders:
Net investment income	(0.27)
Net realized gains	(0.36)
Total distributions to shareholders	(0.63)
Net asset value, end of period	$11.90
Total return	6.11%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)
Total net expenses(d)	0.21	%(c)(e)
Net investment income	2.36	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class R5	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain	0.53
Total from investment operations	0.72
Less distributions to shareholders:
Net investment income	(0.28)
Net realized gains	(0.36)
Total distributions to shareholders	(0.64)
Net asset value, end of period	$11.90
Total return	6.21%
Ratios to average net assets(b)
Total gross expenses	0.11	%(c)
Total net expenses(d)	0.11	%(c)
Net investment income	2.51	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

Class Y	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain	0.54
Total from investment operations	0.73
Less distributions to shareholders:
Net investment income	(0.29)
Net realized gains	(0.36)
Total distributions to shareholders	(0.65)
Net asset value, end of period	$11.90
Total return	6.25%
Ratios to average net assets(b)
Total gross expenses	0.07	%(c)
Total net expenses(d)	0.07	%(c)
Net investment income	2.56	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	23%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Portfolio

	Year Ended January 31,
Class Z	2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.59		$10.75		$10.71		$10.10
Income from investment operations:
Net investment income	0.23		0.28		0.26		0.16
Net realized and unrealized gain	0.87		0.88		0.07		0.58
Total from investment operations	1.10		1.16		0.33		0.74
Less distributions to shareholders:
Net investment income	(0.34)		(0.32)		(0.29)		(0.13)
Net realized gains	(0.36)		—		—		—
Total distributions to shareholders	(0.70)		(0.32)		(0.29)		(0.13)
Net asset value, end of period	$11.99		$11.59		$10.75		$10.71
Total return	9.65%		10.98%		3.15%		7.31%
Ratios to average net assets(b)
Total gross expenses	0.21%		0.22%		0.19%		0.11	%(c)
Total net expenses(d)	0.21	%(e)	0.22	%(e)	0.19	%(e)	0.11	%(c)
Net investment income	1.90%		2.54%		2.49%		4.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,352		$2,544		$836		$7
Portfolio turnover	23%		23%		58%		9%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class A	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.04		$11.30		$11.61		$10.23		$7.33	$11.36
Income from investment operations:
Net investment income	0.18		0.18		0.15		0.19		0.23	0.22
Net realized and unrealized gain (loss)	1.21		1.07		(0.30)		1.37		2.89	(2.91)
Total from investment operations	1.39		1.25		(0.15)		1.56		3.12	(2.69)
Less distributions to shareholders:
Net investment income	(0.25)		(0.22)		(0.14)		(0.18)		(0.22)	(0.22)
Net realized gains	(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.42)		(0.51)		(0.16)		(0.18)		(0.22)	(1.34)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—
Net asset value, end of period	$13.01		$12.04		$11.30		$11.61		$10.23	$7.33
Total return	11.67%		11.28%		(1.20%)		15.48%		42.94%	(26.48%)
Ratios to average net assets(c)
Total gross expenses	0.50%		0.53%		0.51	%(d)(e)	0.50	%(e)	0.50%	0.50%
Total net expenses(f)	0.50	%(g)	0.53	%(g)	0.51	%(d)(e)(g)	0.50	%(e)	0.50%	0.50	%(g)
Net investment income	1.38%		1.51%		1.60	%(d)	1.75%		2.45%	2.44%
Supplemental data
Net assets, end of period (in thousands)	$1,805,239		$679,109		$665,859		$291,758		$245,327	$170,155
Portfolio turnover	22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class B	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$11.94		$11.21		$11.53		$10.16		$7.29	$11.30
Income from investment operations:
Net investment income	0.07		0.07		0.07		0.10		0.16	0.15
Net realized and unrealized gain (loss)	1.21		1.08		(0.29)		1.37		2.87	(2.89)
Total from investment operations	1.28		1.15		(0.22)		1.47		3.03	(2.74)
Less distributions to shareholders:
Net investment income	(0.16)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)
Net realized gains	(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.33)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.89		$11.94		$11.21		$11.53		$10.16	$7.29
Total return	10.78%		10.45%		(1.87%)		14.63%		41.72%	(27.01%)
Ratios to average net assets(c)
Total gross expenses	1.25%		1.27%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%
Total net expenses(f)	1.25	%(g)	1.27	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)
Net investment income	0.53%		0.65%		0.75	%(d)	0.99%		1.70%	1.67%
Supplemental data
Net assets, end of period (in thousands)	$92,956		$53,009		$85,005		$133,770		$181,026	$156,679
Portfolio turnover	22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class C	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.11		$11.36		$11.68		$10.29		$7.38	$11.43
Income from investment operations:
Net investment income	0.08		0.09		0.08		0.11		0.16	0.15
Net realized and unrealized gain (loss)	1.21		1.08		(0.30)		1.38		2.91	(2.93)
Total from investment operations	1.29		1.17		(0.22)		1.49		3.07	(2.78)
Less distributions to shareholders:
Net investment income	(0.16)		(0.13)		(0.08)		(0.10)		(0.16)	(0.15)
Net realized gains	(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.33)		(0.42)		(0.10)		(0.10)		(0.16)	(1.27)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—
Net asset value, end of period	$13.07		$12.11		$11.36		$11.68		$10.29	$7.38
Total return	10.71%		10.49%		(1.85%)		14.64%		41.76%	(27.05%)
Ratios to average net assets(c)
Total gross expenses	1.25%		1.28%		1.26	%(d)(e)	1.25	%(e)	1.25%	1.25%
Total net expenses(f)	1.25	%(g)	1.28	%(g)	1.26	%(d)(e)(g)	1.25	%(e)	1.25%	1.25	%(g)
Net investment income	0.63%		0.75%		0.81	%(d)	1.00%		1.70%	1.67%
Supplemental data
Net assets, end of period (in thousands)	$198,837		$84,349		$86,321		$91,556		$87,496	$64,940
Portfolio turnover	22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class K	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.07
Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain	1.17
Total from investment operations	1.35
Less distributions to shareholders:
Net investment income	(0.27)
Net realized gains	(0.17)
Total distributions to shareholders	(0.44)
Net asset value, end of period	$12.98
Total return	11.31%
Ratios to average net assets(b)
Total gross expenses	0.38	%(c)
Total net expenses(d)	0.38	%(c)
Net investment income	1.57	%(c)
Supplemental data
Net assets, end of period (in thousands)	$105
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from February 28, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class R	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.03		$11.29		$11.60		$10.22		$7.33	$11.36
Income from investment operations:
Net investment income	0.13		0.15		0.13		0.16		0.20	0.22
Net realized and unrealized gain (loss)	1.22		1.07		(0.30)		1.38		2.89	(2.94)
Total from investment operations	1.35		1.22		(0.17)		1.54		3.09	(2.72)
Less distributions to shareholders:
Net investment income	(0.22)		(0.19)		(0.12)		(0.16)		(0.20)	(0.19)
Net realized gains	(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.39)		(0.48)		(0.14)		(0.16)		(0.20)	(1.31)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.99		$12.03		$11.29		$11.60		$10.22	$7.33
Total return	11.31%		11.01%		(1.39%)		15.21%		42.46%	(26.67%)
Ratios to average net assets(c)
Total gross expenses	0.75%		0.78%		0.77	%(d)(e)	0.75	%(e)	0.75%	0.75%
Total net expenses(f)	0.75	%(g)	0.78	%(g)	0.77	%(d)(e)(g)	0.75	%(e)	0.75%	0.75	%(g)
Net investment income	1.02%		1.26%		1.40	%(d)	1.54%		2.16%	2.48%
Supplemental data
Net assets, end of period (in thousands)	$4,347		$4,664		$3,908		$1,517		$1,740	$1,666
Portfolio turnover	22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,
Class R4	2014		2013(a)
Per share data
Net asset value, beginning of period	$12.11		$11.71
Income from investment operations:
Net investment income	0.18		0.11
Net realized and unrealized gain	1.25		0.65
Total from investment operations	1.43		0.76
Less distributions to shareholders:
Net investment income	(0.29)		(0.14)
Net realized gains	(0.17)		(0.22)
Total distributions to shareholders	(0.46)		(0.36)
Net asset value, end of period	$13.08		$12.11
Total return	11.95%		6.60%
Ratios to average net assets(b)
Total gross expenses	0.22%		0.24	%(c)
Total net expenses(d)	0.22	%(e)	0.24	%(c)
Net investment income	1.39%		3.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$3
Portfolio turnover	22%		34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,
Class R5	2014	2013(a)
Per share data
Net asset value, beginning of period	$12.11	$11.71
Income from investment operations:
Net investment income	0.33	0.11
Net realized and unrealized gain	1.12	0.66
Total from investment operations	1.45	0.77
Less distributions to shareholders:
Net investment income	(0.31)	(0.15)
Net realized gains	(0.17)	(0.22)
Total distributions to shareholders	(0.48)	(0.37)
Net asset value, end of period	$13.08	$12.11
Total return	12.07%	6.64%
Ratios to average net assets(b)
Total gross expenses	0.18%	0.12	%(c)
Total net expenses(d)	0.18%	0.12	%(c)
Net investment income	2.56%	4.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$577	$3
Portfolio turnover	22%	34%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to January 31, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class T	2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$12.04		$11.30		$11.61		$11.49
Income from investment operations:
Net investment income	0.16		0.17		0.15		0.02
Net realized and unrealized gain (loss)	1.22		1.07		(0.30)		0.13
Total from investment operations	1.38		1.24		(0.15)		0.15
Less distributions to shareholders:
Net investment income	(0.25)		(0.21)		(0.14)		(0.03)
Net realized gains	(0.17)		(0.29)		(0.02)		—
Total distributions to shareholders	(0.42)		(0.50)		(0.16)		(0.03)
Proceeds from regulatory settlements	—		—		0.00	(c)	—
Net asset value, end of period	$13.00		$12.04		$11.30		$11.61
Total return	11.52%		11.23%		(1.23%)		1.28%
Ratios to average net assets(d)
Total gross expenses	0.55%		0.58%		0.56	%(e)(f)	0.55	%(e)
Total net expenses(g)	0.55	%(h)	0.58	%(h)	0.56	%(e)(f)(h)	0.55	%(e)
Net investment income	1.24%		1.46%		1.58	%(e)	2.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$101,766		$100,955		$102,913		$3
Portfolio turnover	22%		34%		42%		68%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  For the period from March 7, 2011 (commencement of operations) to March 31, 2011.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

Class Y	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$12.35
Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain	0.78
Total from investment operations	0.96
Less distributions to shareholders:
Net investment income	(0.27)
Net realized gains	(0.17)
Total distributions to shareholders	(0.44)
Net asset value, end of period	$12.87
Total return	7.88%
Ratios to average net assets(b)
Total gross expenses	0.07	%(c)
Total net expenses(d)	0.07	%(c)
Net investment income	2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	22%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Moderate Aggressive Portfolio

	Year Ended January 31,						Year Ended March 31,
Class Z	2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$12.03		$11.29		$11.60		$10.21		$7.33	$11.36
Income from investment operations:
Net investment income	0.19		0.20		0.17		0.21		0.25	0.25
Net realized and unrealized gain (loss)	1.23		1.08		(0.30)		1.39		2.88	(2.92)
Total from investment operations	1.42		1.28		(0.13)		1.60		3.13	(2.67)
Less distributions to shareholders:
Net investment income	(0.29)		(0.25)		(0.16)		(0.21)		(0.25)	(0.24)
Net realized gains	(0.17)		(0.29)		(0.02)		—		—	(1.12)
Total distributions to shareholders	(0.46)		(0.54)		(0.18)		(0.21)		(0.25)	(1.36)
Proceeds from regulatory settlements	—		—		0.00	(b)	—		—	—
Net asset value, end of period	$12.99		$12.03		$11.29		$11.60		$10.21	$7.33
Total return	11.87%		11.57%		(1.00%)		15.89%		43.01%	(26.28%)
Ratios to average net assets(c)
Total gross expenses	0.25%		0.28%		0.26	%(d)(e)	0.25	%(e)	0.25%	0.25%
Total net expenses(f)	0.25	%(g)	0.28	%(g)	0.26	%(d)(e)(g)	0.25	%(e)	0.25%	0.25	%(g)
Net investment income	1.49%		1.72%		1.86	%(d)	2.03%		2.69%	2.83%
Supplemental data
Net assets, end of period (in thousands)	$128,234		$147,433		$146,805		$56,805		$64,967	$44,020
Portfolio turnover	22%		34%		42%		68%		27%	47%

Notes to Financial Highlights

(a)  For the period from April 1, 2011 to January 31, 2012. During the period, the Fund's fiscal year end was changed from March 31 to January 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class A	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.41		$10.19		$10.28		$8.62	$6.49
Income from investment operations:
Net investment income	0.12		0.13		0.12		0.14	0.15
Net realized and unrealized gain (loss)	1.53		1.25		(0.07)		1.69	2.14
Total from investment operations	1.65		1.38		0.05		1.83	2.29
Less distributions to shareholders:
Net investment income	(0.24)		(0.16)		(0.14)		(0.17)	(0.16)
Total distributions to shareholders	(0.24)		(0.16)		(0.14)		(0.17)	(0.16)
Net asset value, end of period	$12.82		$11.41		$10.19		$10.28	$8.62
Total return	14.41%		13.63%		0.60%		21.22%	35.27%
Ratios to average net assets(a)
Total gross expenses	0.52%		0.52%		0.49%		0.50%	0.53%
Total net expenses(b)	0.52	%(c)	0.51	%(c)	0.49	%(c)	0.50%	0.51%
Net investment income	0.98%		1.25%		1.18%		1.48%	1.92%
Supplemental data
Net assets, end of period (in thousands)	$554,189		$495,722		$472,855		$489,241	$411,906
Portfolio turnover	29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class B	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.41		$10.17		$10.24		$8.57	$6.46
Income from investment operations:
Net investment income	0.02		0.04		0.04		0.06	0.08
Net realized and unrealized gain (loss)	1.53		1.26		(0.07)		1.69	2.12
Total from investment operations	1.55		1.30		(0.03)		1.75	2.20
Less distributions to shareholders:
Net investment income	(0.15)		(0.06)		(0.04)		(0.08)	(0.09)
Total distributions to shareholders	(0.15)		(0.06)		(0.04)		(0.08)	(0.09)
Net asset value, end of period	$12.81		$11.41		$10.17		$10.24	$8.57
Total return	13.54%		12.80%		(0.22%)		20.46%	34.10%
Ratios to average net assets(a)
Total gross expenses	1.27%		1.26%		1.24%		1.26%	1.29%
Total net expenses(b)	1.27	%(c)	1.26	%(c)	1.24	%(c)	1.26%	1.27%
Net investment income	0.14%		0.41%		0.38%		0.62%	1.09%
Supplemental data
Net assets, end of period (in thousands)	$31,473		$39,020		$49,003		$66,323	$69,632
Portfolio turnover	29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class C	2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$11.24		$10.04		$10.14		$8.50	$6.42
Income from investment operations:
Net investment income	0.03		0.05		0.04		0.07	0.11
Net realized and unrealized gain (loss)	1.50		1.24		(0.07)		1.67	2.08
Total from investment operations	1.53		1.29		(0.03)		1.74	2.19
Less distributions to shareholders:
Net investment income	(0.15)		(0.09)		(0.07)		(0.10)	(0.11)
Total distributions to shareholders	(0.15)		(0.09)		(0.07)		(0.10)	(0.11)
Net asset value, end of period	$12.62		$11.24		$10.04		$10.14	$8.50
Total return	13.56%		12.86%		(0.23%)		20.45%	34.07%
Ratios to average net assets(a)
Total gross expenses	1.27%		1.27%		1.24%		1.25%	1.28%
Total net expenses(b)	1.27	%(c)	1.26	%(c)	1.24	%(c)	1.25%	1.26%
Net investment income	0.27%		0.52%		0.44%		0.72%	1.37%
Supplemental data
Net assets, end of period (in thousands)	$50,676		$38,461		$33,266		$31,772	$26,852
Portfolio turnover	29%		21%		83%		10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class K	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$11.43	$10.20	$10.30	$8.63	$6.50
Income from investment operations:
Net investment income	0.14	0.15	0.13	0.15	0.17
Net realized and unrealized gain (loss)	1.52	1.25	(0.07)	1.70	2.13
Total from investment operations	1.66	1.40	0.06	1.85	2.30
Less distributions to shareholders:
Net investment income	(0.25)	(0.17)	(0.16)	(0.18)	(0.17)
Total distributions to shareholders	(0.25)	(0.17)	(0.16)	(0.18)	(0.17)
Net asset value, end of period	$12.84	$11.43	$10.20	$10.30	$8.63
Total return	14.52%	13.84%	0.64%	21.46%	35.36%
Ratios to average net assets(a)
Total gross expenses	0.40%	0.37%	0.35%	0.38%	0.36%
Total net expenses(b)	0.40%	0.37%	0.35%	0.38%	0.36%
Net investment income	1.13%	1.37%	1.30%	1.62%	2.13%
Supplemental data
Net assets, end of period (in thousands)	$152	$126	$451	$461	$391
Portfolio turnover	29%	21%	83%	10%	28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class R	2014		2013		2012	2011(a)
Per share data
Net asset value, beginning of period	$11.35		$10.16		$10.25	$9.42
Income from investment operations:
Net investment income	0.14		0.11		0.10	0.10
Net realized and unrealized gain (loss)	1.47		1.24		(0.07)	0.92
Total from investment operations	1.61		1.35		0.03	1.02
Less distributions to shareholders:
Net investment income	(0.21)		(0.16)		(0.12)	(0.19)
Total distributions to shareholders	(0.21)		(0.16)		(0.12)	(0.19)
Net asset value, end of period	$12.75		$11.35		$10.16	$10.25
Total return	14.13%		13.38%		0.33%	10.87%
Ratios to average net assets(b)
Total gross expenses	0.78%		0.79%		0.70%	0.71	%(c)
Total net expenses(d)	0.78	%(e)	0.76	%(e)	0.70%	0.71	%(c)
Net investment income	1.12%		1.03%		0.98%	2.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$644		$182		$3	$3
Portfolio turnover	29%		21%		83%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R4	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.20
Net realized and unrealized gain	0.88
Total from investment operations	1.08
Less distributions to shareholders:
Net investment income	(0.27)
Total distributions to shareholders	(0.27)
Net asset value, end of period	$12.63
Total return	9.08%
Ratios to average net assets(b)
Total gross expenses	0.29	%(c)
Total net expenses(d)	0.29	%(c)(e)
Net investment income	2.54	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26
Portfolio turnover	29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class R5	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	1.06
Total from investment operations	1.10
Less distributions to shareholders:
Net investment income	(0.29)
Total distributions to shareholders	(0.29)
Net asset value, end of period	$12.63
Total return	9.27%
Ratios to average net assets(b)
Total gross expenses	0.19	%(c)
Total net expenses(d)	0.19	%(c)
Net investment income	0.47	%(c)
Supplemental data
Net assets, end of period (in thousands)	$385
Portfolio turnover	29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

Class Y	Year Ended January 31, 2014(a)
Per share data
Net asset value, beginning of period	$11.82
Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain	0.95
Total from investment operations	1.10
Less distributions to shareholders:
Net investment income	(0.30)
Total distributions to shareholders	(0.30)
Net asset value, end of period	$12.62
Total return	9.23%
Ratios to average net assets(b)
Total gross expenses	0.06	%(c)
Total net expenses(d)	0.06	%(c)
Net investment income	1.95	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	29%

Notes to Financial Highlights

(a)  For the period from June 13, 2013 (commencement of operations) to January 31, 2014.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Financial Highlights (continued)

Columbia Capital Allocation Aggressive Portfolio

	Year Ended January 31,
Class Z	2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$11.36		$10.16		$10.26		$9.42
Income from investment operations:
Net investment income	0.19		0.21		0.14		0.12
Net realized and unrealized gain (loss)	1.50		1.19		(0.07)		0.92
Total from investment operations	1.69		1.40		0.07		1.04
Less distributions to shareholders:
Net investment income	(0.27)		(0.20)		(0.17)		(0.20)
Total distributions to shareholders	(0.27)		(0.20)		(0.17)		(0.20)
Net asset value, end of period	$12.78		$11.36		$10.16		$10.26
Total return	14.82%		13.87%		0.83%		11.11%
Ratios to average net assets(b)
Total gross expenses	0.28%		0.28%		0.24%		0.18	%(c)
Total net expenses(d)	0.28	%(e)	0.26	%(e)	0.24	%(e)	0.18	%(c)
Net investment income	1.51%		2.00%		1.40%		3.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$951		$413		$168		$3
Portfolio turnover	29%		21%		83%		10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to January 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements

January 31, 2014

Note 1. Organization

Columbia Funds Series Trust and Columbia Funds Series Trust II (each, Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.

Information presented in these financial statements pertains to the following series of the Trusts (each, Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.

Each Fund is a "fund-of-funds" and invests in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or an affiliate acts as investment manager or principal underwriter (affiliated underlying funds). The Funds may also invest in third-party advised (unaffiliated) funds and exchange-traded funds (ETFs), (collectively with the affiliated underlying funds, the Underlying Funds), equity and fixed income securities, including treasury inflation protected securities (TIPS) and other instruments such as derivatives.

* For information on the goals, investment strategies and risks of the affiliated underlying funds, please refer to the Funds' most recent prospectus and the prospectuses of the affiliated underlying funds.

Fund Shares

Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board).

Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class T, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. Each Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares are not subject to sales charges and are closed to new investors. Class K shares of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio commenced operations on February 28, 2013.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio commenced operations on June 13, 2013.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

authorized investment professionals and omnibus retirement plans. Class R5 of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio commenced operations on June 13, 2013.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans. Class Y shares of each Fund commenced operations on June 13, 2013.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective underlying fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statements of Operations.

Derivative Instruments

Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Funds bought and sold

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Capital Allocation Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	62,209	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	108,372	*
Total		170,581

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	456,200
Interest rate risk	(669,414)
Total	(213,214)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	62,209
Interest rate risk	302,170
Total	364,379

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	1,493

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Columbia Capital Allocation Moderate Conservative Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	221,446	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	176,381	*
Total		397,827
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	23,446	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	3,984	*
Total		27,430

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	369,474
Interest rate risk	(1,043,685)
Total	(674,211)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	198,000
Interest rate risk	309,870
Total	507,870

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	2,870

Columbia Capital Allocation Moderate Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,318,738	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	183,702	*
Total		1,502,440
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	344,539	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(259,742)
Interest rate risk	(1,020,701)
Total	(1,280,443)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	974,199
Interest rate risk	730,953
Total	1,705,152

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	6,141

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Columbia Capital Allocation Moderate Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,175,864	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	24,341	*
Total		2,200,205
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	818,980	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	3,758,318
Interest rate risk	(184,480)
Total	3,573,838
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	1,356,884
Interest rate risk	130,866
Total	1,487,750

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	10,801

Columbia Capital Allocation Aggressive Portfolio

The following table is a summary of the fair value of derivative instruments at January 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	679,276	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	135,619	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the year ended January 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	413,148
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	543,657

The following table is a summary of the volume of derivative instruments for the year ended January 31, 2014:

Derivative Instrument	Contracts Opened
Futures contracts	2,709

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Treasury Inflation Protected Securities

Each Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statements of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distribution from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee for the Funds is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10%

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

on assets invested in non-exchange traded third-party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, derivatives and individual securities.

Prior to March 1, 2013, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio did not pay the Investment Manager a direct investment management fee for managing its assets.

The effective investment management fee rates based on each Fund's average daily net assets for the year ended January 31, 2014 were as follows:

Columbia Capital Allocation Conservative Portfolio	0.03%
Columbia Capital Allocation Moderate Conservative Portfolio	0.02
Columbia Capital Allocation Moderate Portfolio	0.02
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.02

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which the Funds invest. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Each Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. For the year ended January 31, 2014, other expenses paid to this company were as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	1,722
Columbia Capital Allocation Moderate Conservative Portfolio	2,086
Columbia Capital Allocation Moderate Portfolio	3,020
Columbia Capital Allocation Moderate Aggressive Portfolio	3,708
Columbia Capital Allocation Aggressive Portfolio	1,990

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statements of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of each Fund's shares maintained in each omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class Y shares are not subject to transfer agent fees.

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

For the year ended January 31, 2014, the Funds' effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)		Class R (%)	Class R4 (%)		Class R5 (%)		Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.15	0.15	0.15	0.05		0.14	0.16	*	0.05	*	—	0.15
Columbia Capital Allocation Moderate Conservative Portfolio	0.15	0.15	0.15	0.05	*	0.15	0.17		0.05		—	0.15
Columbia Capital Allocation Moderate Portfolio	0.15	0.15	0.15	0.05		0.15	0.21	*	0.04	*	—	0.15
Columbia Capital Allocation Moderate Aggressive Portfolio	0.17	0.17	0.17	0.05	*	0.17	0.16		0.05		0.17	0.17
Columbia Capital Allocation Aggressive Portfolio	0.18	0.18	0.18	0.05		0.17	0.18	*	0.05	*	—	0.17

*Annualized

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Funds' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statements of Operations.

For the year ended January 31, 2014 these minimum account balance fees reduced total expenses as follows:

Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	20
Columbia Capital Allocation Moderate Conservative Portfolio	260
Columbia Capital Allocation Moderate Portfolio	120
Columbia Capital Allocation Moderate Aggressive Portfolio	23,025
Columbia Capital Allocation Aggressive Portfolio	235

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Funds have adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).

For Class B and Class C shares of the Funds, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,773,000	260,000
Columbia Capital Allocation Moderate Conservative Portfolio	3,016,000	454,000
Columbia Capital Allocation Moderate Portfolio	5,745,000	1,706,000
Columbia Capital Allocation Moderate Aggressive Portfolio	5,389,000	1,233,000
Columbia Capital Allocation Aggressive Portfolio	1,632,000	259,000

These amounts are based on the most recent information available as of December 31, 2013, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Shareholder Services Fees

Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The shareholder services fees for the year ended January 31, 2014 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended January 31, 2014, were as follows:

Fund	Class A ($)	Class B ($)	Class C ($)	Class T ($)
Columbia Capital Allocation Conservative Portfolio	318,270	4,084	3,323	—
Columbia Capital Allocation Moderate Conservative Portfolio	702,736	6,900	8,351	—
Columbia Capital Allocation Moderate Portfolio	2,578,265	18,563	12,099	—
Columbia Capital Allocation Moderate Aggressive Portfolio	2,541,129	33,155	10,901	7,941
Columbia Capital Allocation Aggressive Portfolio	1,254,458	11,040	3,707	—

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Funds), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds' custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2013 through May 31, 2014
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)		Class R5 (%)		Class T (%)	Class Y* (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26		0.18		N/A	0.13	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	0.26
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26		0.18		0.56	0.13	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	*	0.18	*	N/A	0.13	0.26

* Annual rate is contractual from June 13, 2013 (commencement of operations for Class R4 and Class R5 shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio and for Class Y shares of each Fund) through May 31, 2014.

	Prior to June 1, 2013
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26
Columbia Capital Allocation Moderate Conservative Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	N/A	0.26
Columbia Capital Allocation Moderate Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

	Prior to June 1, 2013
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class T (%)	Class Z (%)
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.43	0.76	0.26	0.18	0.56	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.44	0.76	N/A	N/A	N/A	0.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Funds, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. Effective March 1, 2013, the investment management fee is also excluded from the waiver/reimbursement commitment for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio only and is therefore paid by the Funds. For Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each Fund's investment management fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 8) costs, if any, were allocated to the Funds only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Funds' shareholders during the first year following the Reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2014, these differences are primarily due to differing treatments for capital loss carryforwards, deferral/reversal of wash sales losses, Trustees' deferred compensation, foreign currency transactions, non-deductible expenses, re-characterization of distributions from investments and derivative investments. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund's net assets in the Statements of Assets and Liabilities. Temporary differences do not require reclassifications. In the Statements of Assets and Liabilities the following reclassifications were made:

Fund	Undistributed Net Investment Income ($)	Accumulated Net Realized Gain (Loss) ($)	Paid-in Capital Increase (Decrease) ($)
Columbia Capital Allocation Conservative Portfolio	1,437,487	(2,390,728)	953,241
Columbia Capital Allocation Moderate Conservative Portfolio	4,440,889	(4,566,469)	125,580
Columbia Capital Allocation Moderate Portfolio	11,286,934	(11,286,934)	—
Columbia Capital Allocation Moderate Aggressive Portfolio	15,299,960	(14,876,635)	(423,325)
Columbia Capital Allocation Aggressive Portfolio	5,908,108	(5,935,051)	26,943

Net investment income and net realized gains (losses), as disclosed in the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years indicated was as follows:

	Year Ended January 31, 2014				Year Ended January 31, 2013
Fund	Ordinary Income ($)	Long-term Capital Gains ($)	Tax Return of Capital ($)	Total ($)	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	8,195,597	11,289,486	—	19,485,083	10,476,758	3,789,999	14,266,757
Columbia Capital Allocation Moderate Conservative Portfolio	17,049,216	19,418,027	—	36,467,243	3,487,416	2,973,388	6,460,804
Columbia Capital Allocation Moderate Portfolio	40,878,109	47,703,571	—	88,581,680	37,782,806	—	37,782,806

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

	Year Ended January 31, 2014				Year Ended January 31, 2013
Fund	Ordinary Income ($)	Long-term Capital Gains ($)	Tax Return of Capital ($)	Total ($)	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Columbia Capital Allocation Moderate Aggressive Portfolio	40,778,564	31,074,718	—	71,853,282	18,368,806	25,945,928	44,314,734
Columbia Capital Allocation Aggressive Portfolio	11,089,561	—	—	11,089,561	7,500,153	—	7,500,153

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

At January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income ($)	Undistributed Accumulated Long-Term Gain ($)	Unrealized Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	297,920	10,520,993	864,080
Columbia Capital Allocation Moderate Conservative Portfolio	1,007,006	33,247,781	19,934,395
Columbia Capital Allocation Moderate Portfolio	1,094,057	88,604,581	126,029,972
Columbia Capital Allocation Moderate Aggressive Portfolio	2,927,559	114,836,784	212,377,580
Columbia Capital Allocation Aggressive Portfolio	2,854,064	12,091,024	81,104,092

At January 31, 2014, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Fund	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Appreciation (Depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	324,862,910	7,249,099	(6,385,019)	864,080
Columbia Capital Allocation Moderate Conservative Portfolio	672,941,793	29,749,493	(9,815,098)	19,934,395
Columbia Capital Allocation Moderate Portfolio	1,531,976,988	145,104,653	(19,074,681)	126,029,972
Columbia Capital Allocation Moderate Aggressive Portfolio	2,107,922,274	233,762,766	(21,385,186)	212,377,580
Columbia Capital Allocation Aggressive Portfolio	553,983,585	86,865,291	(5,761,199)	81,104,092

The following capital loss carryforward, determined at January 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	2016 ($)	2017 ($)	Unlimited Short-Term ($)	Unlimited Long-Term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Portfolio	—	—	—	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	777,010	—	—	—	777,010
Columbia Capital Allocation Aggressive Portfolio	—	908,182	—	—	908,182

For the year ended January 31, 2014, the amount of capital loss carryforward utilized and expired unused were as follows:

Fund	Utilized ($)	Expired ($)
Columbia Capital Allocation Conservative Portfolio	—	—
Columbia Capital Allocation Moderate Conservative Portfolio	—	—
Columbia Capital Allocation Moderate Portfolio	—	—
Columbia Capital Allocation Moderate Aggressive Portfolio	61,794,281	—
Columbia Capital Allocation Aggressive Portfolio	44,676,842	—

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Note 5. Portfolio Information

For the year ended January 31, 2014, the cost of purchases and proceeds from sales of securities, including U.S. government securities, but excluding investments in money market funds, for each Fund aggregated to:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases ($)	Proceeds ($)	Purchases ($)	Proceeds ($)
Columbia Capital Allocation Conservative Portfolio	1,146,932	1,308,391	71,847,802	134,560,802
Columbia Capital Allocation Moderate Conservative Portfolio	—	4,943,375	179,164,350	249,908,557
Columbia Capital Allocation Moderate Portfolio			364,317,377	462,490,108
Columbia Capital Allocation Moderate Aggressive Portfolio	—	24,499,958	446,751,027	756,692,201
Columbia Capital Allocation Aggressive Portfolio	—	—	168,029,769	215,634,002

Transactions to realign the Capital Allocation Conservative Portfolio's portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $5,421,000 and $7,207,689 respectively.

Transactions to realign the Capital Allocation Moderate Conservative Portfolio's portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $2,760,210 each.

Transactions to realign the Capital Allocation Moderate Aggressive Portfolio's portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $22,093,468 each.

Note 6. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated Funds. The income earned by the Funds from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At January 31, 2014, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the

Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein were as follows:

Fund	Number of Unaffiliated Accounts	Percentage of Shares Outstanding Held — Unaffiliated (%)	Percentage of Shares Outstanding Held — Affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	26.2
Columbia Capital Allocation Moderate Conservative Portfolio	1	10.1	22.7
Columbia Capital Allocation Moderate Portfolio	—	—	24.3
Columbia Capital Allocation Moderate Aggressive Portfolio	1	16.7	18.3
Columbia Capital Allocation Aggressive Portfolio	—	—	28.0

Note 8. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. For the period July 1, 2013 through December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. Prior to July 1, 2013, the Funds were not charged a commitment fee. The commitment fee is included in other expenses in the Statements of Operations.

No Fund had borrowings during the year ended January 31, 2014.

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

Note 9. Fund Mergers

Columbia Capital Allocation Conservative Portfolio

At the close of business on April 26, 2013, Columbia Capital Allocation Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia LifeGoal Income Portfolio, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of the acquired fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Capital Allocation Conservative Portfolio immediately before the acquisition were $348,977,186 and the combined net assets immediately after the acquisition were $373,544,200.

The merger was accomplished by a tax-free exchange of 2,298,723 shares of Columbia LifeGoal Income Portfolio valued at $24,567,014 (including $1,787,615 of unrealized appreciation).

In exchange for Columbia LifeGoal Income Portfolio's shares, Columbia Capital Allocation Conservative Portfolio issued the following number of shares:

Shares
Class A	1,477,865
Class B	86,216
Class C	490,357
Class Z	243,364

For financial reporting purposes, net assets received and shares issued by Columbia Capital Allocation Conservative Portfolio were recorded at fair value; however, Columbia LifeGoal Income Portfolio's cost of investments was carried forward.

The financial statements reflect the operations of Columbia Capital Allocation Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia LifeGoal Income Portfolio that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, Columbia Capital Allocation Conservative Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended

January 31, 2014 would have been approximately $6.2 million, $21.5 million, $(17.4) million and $10.3 million, respectively.

Columbia Capital Allocation Moderate Conservative Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Conservative Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Conservative Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Conservative Fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Capital Allocation Moderate Conservative Portfolio immediately before the acquisition were $126,099,791 and the combined net assets immediately after the acquisition were $728,747,564.

The merger was accomplished by a tax-free exchange of 53,696,442 shares of Columbia Portfolio Builder Moderate Conservative Fund valued at $602,647,773 (including $53,201,190 of unrealized appreciation).

In exchange for Columbia Portfolio Builder Moderate Conservative Fund's shares, Columbia Capital Allocation Moderate Conservative Portfolio issued the following number of shares:

Shares
Class A	44,299,319
Class B	2,809,162
Class C	5,573,686
Class K	1,044
Class R	437
Class Z	66,440

For financial reporting purposes, net assets received and shares issued by Columbia Capital Allocation Moderate Conservative Portfolio were recorded at fair value; however, Columbia Portfolio Builder Moderate Conservative Fund's cost of investments was carried forward.

The financial statements reflect the operations of Columbia Capital Allocation Moderate Conservative Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Moderate Conservative Fund that

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, Columbia Capital Allocation Moderate Conservative Portfolio's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended January 31, 2014 would have been approximately $13.2 million, $58.9 million, $(30.0) million and $42.1 million, respectively.

Columbia Capital Allocation Moderate Aggressive Portfolio

At the close of business on March 15, 2013, Columbia Capital Allocation Moderate Aggressive Portfolio acquired the assets and assumed the identified liabilities of Columbia Portfolio Builder Moderate Aggressive Fund, a series of Columbia Funds Series Trust II. The reorganization was completed after shareholders of Columbia Portfolio Builder Moderate Aggressive Fund approved the plan on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Capital Allocation Moderate Aggressive Portfolio immediately before the acquisition were $1,079,846,854 and the combined net assets immediately after the acquisition were $2,291,819,834.

The merger was accomplished by a tax-free exchange of 102,704,635 shares of Columbia Portfolio Builder Moderate Aggressive Fund valued at $1,211,972,980 (including $183,352,502 of unrealized appreciation).

In exchange for the acquired fund's shares, Capital Allocation Moderate Aggressive Portfolio issued the following number of shares:

Shares
Class A	84,466,691
Class B	6,750,359
Class C	7,347,117
Class K	7,340
Class R	731
Class Z	49,631

For financial reporting purposes, net assets received and shares issued by Capital Allocation Moderate Aggressive Portfolio were recorded at fair value; however, Columbia Portfolio Builder Moderate Aggressive Fund's cost of investments was carried forward.

The financial statements reflect the operations of Capital Allocation Moderate Aggressive Portfolio for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Portfolio Builder Moderate Aggressive Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on February 1, 2013, Capital Allocation Moderate Aggressive Portfolio's pro-forma net investment income (loss), net gain (loss) on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended January 31, 2014 would have been approximately $25.2 million, $220.0 million, $5.6 million and $250.8 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising

Annual Report 2014

Columbia Capital Allocation Portfolios

Notes to Financial Statements (continued)

January 31, 2014

in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Annual Report 2014

Columbia Capital Allocation Portfolios

Reports of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the shareholders of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (the "Funds", constituting part of Columbia Funds Series Trust), the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds at January 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2014

To the Trustees of Columbia Funds Series Trust II and the shareholders of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (the "Funds", constituting part of Columbia Funds Series Trust II), the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds at January 31, 2014, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2014 by correspondence with brokers and transfer agent, provide a reasonable basis for our opinion. The financial highlights for the Funds for the periods ended on or prior to January 31, 2012 were audited by another independent registered public accounting firm whose report dated March 26, 2012 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 24, 2014

Annual Report 2014

Columbia Capital Allocation Portfolios

Federal Income Tax Information

(Unaudited)

The Funds hereby designate the following tax attributes in the fiscal year ended January 31, 2014. Shareholders will be notified in early 2015 of the amounts for use in preparing 2014 income tax returns.

	Qualified Dividend Income (%)	Dividends Received Deduction (%)	Capital Gain Dividend ($)	Foreign Taxes Paid ($)	Foreign Source Income ($)
Columbia Capital Allocation Conservative Portfolio	15.33	11.09	19,155,763	32,090	324,909
Columbia Capital Allocation Moderate Conservative Portfolio	25.20	17.69	53,813,806	106,691	1,156,461
Columbia Capital Allocation Moderate Portfolio	31.53	23.43	127,311,700	326,271	4,457,364
Columbia Capital Allocation Moderate Aggressive Portfolio	46.86	36.40	138,331,992	511,061	4,152,578
Columbia Capital Allocation Aggressive Portfolio	32.34	20.45	12,695,575	263,706	1,758,598

Qualified Dividend Income. For taxable, non-corporate shareholders, the percentage of ordinary income dividends paid during the fiscal year that represents qualified dividend income subject to reduced tax rates.

Dividends Received Deduction. The percentage of ordinary income dividends paid during the fiscal year that qualifies for the corporate dividends received deduction.

Capital Gain Dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period. The Fund also designates as capital gain dividends, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. These taxes, and the corresponding foreign source income, are provided.

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers

Shareholders elect the Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve through the end of the calendar year in which he or she reaches either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

Independent Trustees

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	131	Trustee, BlueCross BlueShield of Minnesota since 2009
Edward J. Boudreau, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; Chairman and Chief Executive Officer, John Hancock Funds (mutual funds), 1989-2000	129	Former Trustee, BofA Funds Series Trust (11 funds), 2005-2011
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 1954	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard — Partners in Cross Cultural Leadership (consulting company) since 2003; Director or Management Director of US Equity Research, Chase Asset Management, 1996-2003; Investment Banker, Morgan Stanley, 1982-1996	131	None
William P. Carmichael 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Chair of the Board since 1/14, Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies); previously, Senior Vice President, Sara Lee Corporation; Senior Vice President and chief Financial officer, Beatrice Foods Company; Vice President, Esmark, Inc.; Associate, Price Waterhouse	131

Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel) since July 2003; Director, International Textile Corp. since 2012; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010-2013; former Trustee, BofA Funds Series Trust (11 funds), 2009-2011; Director, Spectrum Brands, Inc. (consumer products), 2002-2009; former Director, Simmons Company (bedding), 2004-2010

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 1950	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean McCallum Graduate School of Business, Bentley University, 1992-2002	131	None
William A. Hawkins 901 S. Marquette Ave. Minneapolis, MN 55402 1942	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	129	Trustee, BofA Funds Series Trust (11 funds)
R. Glenn Hilliard 901 S. Marquette Ave. Minneapolis, MN 55402 1943	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting) since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (insurance), September 2003- May 2011	129	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance), 2003-2011
Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 1939	Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds, Board Chair 1/07-12/13	President Emeritus and Professor of Economics Emeritus, Carleton College since 2002	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer), 2002-2013
Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 1952	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998	131	Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 1941	Board member since 2000 for Legacy Seligman Funds, since 11/08 for RiverSource Funds and since J for Nations Funds	Counsel, Lewis & Munday, P.C. (law firm) since 2004; Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1993-1997	131

Lead Outside Director, Digital Ally, Inc. (digital imaging) since September 2005; Director, Infinity, Inc. (oil and gas exploration and production) since 1994; Director, OGE Energy Corp. (energy and energy services) since November 2007

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Independent Trustees (continued)

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Minor M. Shaw 901 S. Marquette Ave. Minneapolis, MN 55402 1947	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President, Micco LLC (private investments) since 2011; President, Micco Corp. since 1998	129

Director, Piedmont Natural Gas; Director, BlueCross BlueShield of South Carolina since April 2008; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; former Trustee, BofA Funds Series Trust (11 funds)

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 1944	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc., (biotechnology) 2003-2010	131

Director, Healthways, Inc. (health and wellbeing solutions) since 2005; Director, ICI Mutual Insurance Company, RRG since 2011; Director, Abt Associates (government contractor) since 2001; Director, Boston Children's Hospital since 2002

Interested Trustee Not Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
Anthony M. Santomero 901 S. Marquette Ave. Minneapolis, MN 55402 1946	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008	129

Director, Renaissance Reinsurance Ltd. since May 2008; Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011

*Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Interested Trustee Affiliated with Investment Manager*

Name, Address, Year of Birth	Position Held With Funds and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Professional Experience	Number of Funds in the Fund Family Overseen by Board Member	Other Present or Past Directorships/ Trusteeships (Within Past 5 Years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 1960	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002 for RiverSource Funds and since 5/10 for Nations Funds

Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively (previously President and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012 and President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively (previously Chairman of the Board and Chief Executive Officer, 2006-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012

			183	Former Director, Ameriprise Certificate Company, 2006-January 2013

*Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.345.6611 or contacting your financial intermediary.

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the Funds' other officers are:

Officers

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Born 1964	President and Principal Executive Officer (2009)

Managing Director and General Manager Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; and President, Columbia Funds since 2009; Managing Director, Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; and senior officer of Columbia Funds and affiliated funds since 2003

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011) and Chief Financial Officer (2009)

Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010;Managing Director of Fund Administration, Columbia Management Advisors, LLC, September 2004-April 2010; and senior officer of Columbia Funds and affiliated funds since 2002

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1959	Senior Vice President (2006), Chief Legal Officer (2006) and Assistant Secretary (2011)

Senior Vice President and Assistant General Counsel — Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel — Asset Management, 2012-February 2014; Vice President and Lead Chief Counsel — Asset Management, 2010-2012; and Vice President and Chief Counsel — Asset Management, 2005-2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; senior officer of Columbia Funds and affiliated funds since 2006

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Chief Compliance Officer (2012)

Vice President — Asset Management Compliance, Ameriprise Financial, Inc. since May 2010; Chief Compliance Officer, Ameriprise Certificate Company, since September 2010; Compliance Executive, Bank of America, 2005-April 2010

Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)

Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Director and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Associate General Counsel, Bank of America 2005-April 2010
Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Chief Accounting Officer (2008)	Vice President — Mutual Fund Treasurer, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, 2006-April 2010
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Vice President (2011) and Assistant Secretary (2008)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since November 2008 and January 2013, respectively (previously Chief Counsel, January 2010-January 2013, and Group Counsel, November 2008-January 2010); Director, Managing Director and General Counsel, J. & W. Seligman & Co. Incorporated, July 2008-November 2008

Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)

Managing Director and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, 2009-April 2010, and Vice President — Asset Management and Trust Company Services, 2006-2009)

Annual Report 2014

Columbia Capital Allocation Portfolios

Trustees and Officers (continued)

Officers (continued)

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Paul D. Pearson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1956	Vice President (2011) and Assistant Treasurer (1999)	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial, Inc., 1998-April 2010
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	Vice President and Secretary (2010)

Vice President and Chief Counsel, Ameriprise Financial, Inc., since January 2010 (previously Vice President and Group Counsel or Counsel, 2004-January 2010); officer of Columbia Funds and affiliated funds since 2007

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Born 1957	Vice President (2006)

President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc., 2004-April 2010; Managing Director, Columbia Management Distributors, Inc., 2007-April 2010

Annual Report 2014

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Annual Report 2013

Columbia Capital Allocation Portfolios

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Annual Report 2014

Columbia Capital Allocation Portfolios

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Funds go to columbiamanagement.com. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

ANN124_01_D01_(03/14)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that  Edward J. Boudreau, Pamela G. Carlton, William A. Hawkins and Alison Taunton-Rigby, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Boudreau, Ms. Carlton, Mr. Hawkins and Ms. Taunton-Rigby are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the four series of the registrant whose reports to stockholders are included in this annual filing.  In addition, one series merged away on April 26, 2013 and the fees incurred by this series through its merger date are included in the response to this Item.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$57,400	$66,300

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$5,600	$9,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2014 and 2013, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports and agreed-upon procedures related to fund mergers.

During the fiscal years ended January 31, 2014 and January 31, 2013, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$36,600	$28,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Fiscal year 2014 also includes Tax Fees for agreed-upon procedures for a fund merger and the review of a final tax return. In both fiscal years 2014 and 2013 Tax Fees also include agreed-upon procedures related to foreign tax filings.

During the fiscal years ended January 31, 2014 and January 31, 2013, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$135,000	$285,800

In fiscal years 2014 and 2013, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the  specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) 100% of the services performed for items (b) through (d) above during 2014 and 2013 were pre-approved by the registrant’s Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant during the fiscal years ended January 31, 2014 and January 31, 2013 are approximately as follows:

2014	2013
$177,200	$323,900

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. Kevin Connaughton
By (Signature and Title)	J. Kevin Connaughton, President and Principal Executive Officer

Date	March 24, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2014